                                            [LOGO] EXCELSIOR INSTITUTIONAL TRUST

Excelsior Institutional Equity Fund
Excelsior Institutional Value Equity Fund
Excelsior Institutional Optimum Growth Fund
Excelsior Institutional Balanced Fund
Excelsior Institutional International Equity Fund
Excelsior Institutional Income Fund
Excelsior Institutional Total Return Bond Fund

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Excelsior Institutional Trust     For initial purchase and existing account
73 Tremont Street                 information, call (800) 909-1989.
Boston, Massachusetts 02108-3913  (From overseas, call (617) 557-1755.)
(617) 557-8000                    For current prices and yield information,
                                  call (800) 861-3430.

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This Prospectus describes the Institutional Shares ("Institutional Shares" or
"Shares") offered by several separate portfolios offered to institutional in-vestors by Excelsior Institutional Trust (the "Trust"), an open-end management investment company. The portfolios, Excelsior Institutional Equity Fund, Ex-celsior Institutional Value Equity Fund, Excelsior Institutional Optimum Growth Fund, Excelsior Institutional Balanced Fund, Excelsior Institutional International Equity Fund, Excelsior Institutional Income Fund and Excelsior Institutional Total Return Bond Fund (each, a "Fund"; collectively, the "Funds"), are separate series of the Trust. The Institutional Value Equity, Institutional Optimum Growth, Institutional Balanced and Institutional Inter-national Equity Funds also offer an additional class of shares ("Trust Shares") which are offered under a separate prospectus.

This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus carefully and retain it for future reference. A Statement of Additional Infor-

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR EN-DORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY OF CON-NECTICUT, THEIR PARENT AND AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERN-MENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE BANK INSURANCE FUND, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN A FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        Prospectus dated August 1, 1997
mation containing additional information about the Funds has been filed with the Securities and Exchange Commission (the "SEC") and is available upon re-quest without charge by writing to the Trust at its address shown above or by calling (800) 909-1989. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus. The SEC maintains a World Wide Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information re-garding the Trust.

Each Fund has its own investment objective, as follows:

The investment objective of EXCELSIOR INSTITUTIONAL EQUITY FUND (the "Equity Fund") is to provide long-term capital appreciation.

The investment objective of EXCELSIOR INSTITUTIONAL VALUE EQUITY FUND (the "Value Equity Fund") is to seek long-term capital appreciation.

The investment objective of EXCELSIOR INSTITUTIONAL OPTIMUM GROWTH FUND (the "Optimum Growth Fund") is to seek superior, risk-adjusted total return.

The investment objective of EXCELSIOR INSTITUTIONAL BALANCED FUND (the "Bal-anced Fund") is to provide a high total return from a diversified portfolio of equity and fixed income securities.

The investment objective of EXCELSIOR INSTITUTIONAL INTERNATIONAL EQUITY FUND (the "International Equity Fund") is to provide long-term capital appreciation through investment in a diversified portfolio of marketable foreign securities.

The investment objective of EXCELSIOR INSTITUTIONAL INCOME FUND (the "Income Fund") is to provide as high a level of current interest income as is consis-tent with moderate risk of capital and maintenance of liquidity.

The investment objective of EXCELSIOR INSTITUTIONAL TOTAL RETURN BOND FUND (the "Total Return Bond Fund") is to maximize the total rate of return consistent with moderate risk of capital and maintenance of liquidity.


United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, "U.S. Trust") serve as the investment adviser to the Equity Fund, Value Equity Fund, Optimum Growth Fund, Income Fund and Total Return Bond Fund. United States Trust Company of New York provides its investment advisory services to the Optimum Growth Fund primarily through its Campbell Cowperthwait division.

United States Trust Company of The Pacific Northwest ("U.S. Trust Pacific") serves as the investment adviser to the Balanced Fund and International Equity Fund. U.S. Trust Pacific has delegated the daily management of the security holdings of these Funds to the investment managers named below, acting as sub-advisers.

Balanced Fund................................. Becker Capital Management, Inc.
International Equity Fund..................... Harding, Loevner Management, L.P.

U.S. Trust Pacific, U.S. Trust and the sub-advisers are referred to collec-tively as the "investment managers."

For more information on the investment advisers and sub-advisers of the Funds, please refer below to the section entitled "Management of the Trust--Investment Managers."

                         EXCELSIOR INSTITUTIONAL TRUST

                              SUMMARY OF EXPENSES

  The following table provides (i) a summary of expenses relating to purchases and sales of Institutional Shares of the Funds, and the aggregate annual oper-ating expenses for Institutional Shares of the Funds, as a percentage of aver-age net assets of the Funds, and (ii) an example illustrating the dollar cost of such estimated expenses on a $1,000 investment in Institutional Shares of each Fund.

  The table illustrates that investors in the Funds incur no shareholder trans-action expenses imposed by the Trust, although some institutional investors ("Shareholder Organizations") may charge their customers account fees for in-vestment and other cash management services in connection with purchases and redemptions of Shares of the Funds. See "How to Purchase, Exchange and Redeem Shares" below. Customers should contact their Shareholder Organization directly for further information. Investments in Shares of a Fund are subject to the op-erating expenses set forth below. Expenses of the Funds are discussed below un-der "Management of the Trust."

SHAREHOLDER TRANSACTION EXPENSES(/1/)
Front-End Sales Load Imposed on Purchases.................................. None
Sales Load Imposed on Reinvested Dividends................................. None
Deferred Sales Load........................................................ None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

                                 EXPENSE TABLE

                                                        VALUE  OPTIMUM
                                                        EQUITY GROWTH  BALANCED
                                           EQUITY FUND   FUND   FUND     FUND
                                          ------------- ------ ------- --------
ANNUAL OPERATING EXPENSES (AS A PERCENT-
 AGE OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)(/1/)..       .43%       .23%   .24%     .42%
12b-1 Fees..............................      None       None   None     None
Other Operating Expenses
  Administration Fees...................       .15        .15    .15      .15
  Administrative Servicing Fees(/1/)....         0          0      0        0
  Other Expenses........................       .12        .32    .31      .13
                                              ----       ----   ----     ----
    Total Other Operating Expenses......       .27        .47    .46      .28
                                              ----       ----   ----     ----
Total Fund Operating Expenses (after fee
 waivers)(/1/) .........................       .70%       .70%   .70%     .70%
                                              ====       ====   ====     ====
                                                                TOTAL
                                          INTERNATIONAL        RETURN
                                             EQUITY     INCOME  BOND
                                              FUND       FUND   FUND
                                          ------------- ------ -------
ANNUAL OPERATING EXPENSES (AS A PERCENT-
 AGE OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)(/1/)..       .41%       .19%   .23%
12b-1 Fees..............................      None       None   None
Other Operating Expenses
  Administration Fees...................       .20        .15    .15
  Administrative Servicing Fees(/1/)....         0          0      0
  Other Expenses........................       .29        .16    .12
                                              ----       ----   ----
    Total Other Operating Expenses......       .49        .31    .27
                                              ----       ----   ----
Total Operating Expenses (after fee
 waivers)(/1/)..........................       .90%       .50%   .50%
                                              ====       ====   ====

Example: Investors would pay the following expenses on a $1,000 investment in Institutional Shares, assuming (1) a 5% annual return and (2) redemption of the investment at the end of the following periods:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Equity Fund.....................................  $ 7     $22     $39     $87
Value Equity Fund...............................    7      22      39      87
Optimum Growth Fund.............................    7      22      39      87
Balanced Fund...................................    7      22      39      87
International Equity Fund.......................    9      29      50     111
Income Fund.....................................    5      16      28      63
Total Return Bond Fund..........................    5      16      28      63

-------
  * Each investment adviser and administrator has agreed to waive certain fees, which waivers may be terminated at any time. Until further notice, each investment adviser and the administrators intend to voluntarily waive fees in an amount equal to the administrative servicing fees and to fur-ther waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Funds' total operating expenses at the levels set forth in the table. Institutional investors may enter into an asset management services agreement with U.S. Trust and its affil-iates pursuant to which the investor may agree to pay annual fees calcu-lated as a specified percentage of average net assets. In addition, Share-holder Organizations may charge their customers account fees for invest-ment and other cash management services. See "How to Purchase, Exchange and Redeem Shares" below. Accordingly, the examples do not reflect an amount for any such fees paid directly to U.S. Trust and its affiliates by an institutional investor or to a Shareholder Organization by its custom-ers.

  THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FU-TURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table is to assist investors in understanding the various costs and expenses that shareholders of each of the Funds will bear directly or indirectly. The expense table sets forth advi-sory and other expenses payable with respect to Institutional Shares of the Funds for the fiscal period ended March 31, 1997. The expense table and exam-ple reflect voluntary undertakings (i) by U.S. Trust and U.S. Trust Pacific to waive certain of their fees, and (ii) by U.S. Trust to reimburse the Trust for certain expenses. After giving effect to such waivers and expense reimburse-ments, the aggregate operating expenses (including amortization of organiza-tional expenses but exclusive of taxes, interest, brokerage commissions and extraordinary expenses) of each Fund will be as shown above. Without such fee waivers and expense reimbursements, (a) the advisory fees paid would equal 0.65% of the average daily net assets of the Equity, Value Equity, Optimum Growth, Balanced, Income and Total Return Bond Funds and 1.00% of the average daily net assets of the International Equity Fund; and (b) the aggregate "To-tal Operating Expenses" would equal the following percentages of the average daily net assets of each Fund: Equity Fund, .92%; Value Equity Fund, 1.12%; Optimum Growth Fund, 1.11%; Balanced Fund, .93%; International Equity Fund, 1.49%; Income Fund, .96%; and Total Return Bond Fund, .92%. For more informa-tion with respect to the expenses of each of the Funds, see "Management of the Trust". Fee waivers and expense reimbursements are terminable at any time in the sole discretion of the service providers waiving fees or reimbursing ex-penses.

                             FINANCIAL HIGHLIGHTS

  The following tables include selected data for an Institutional Share out-standing throughout each period and other performance information derived from the financial statements included in the Trust's Annual Report to Shareholders for the fiscal period ended March 31, 1997 (the "Financial Statements"). The information contained in the Financial Highlights for each period has been au-dited by Ernst & Young LLP, the Trust's independent auditors. The following tables should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of each Fund is also contained in the Annual Report to Shareholders, which may be obtained from the Trust without charge by calling the number on the front cover of this Prospectus.

  The Value Equity, Optimum Growth, Balanced and International Equity Funds offer two separate classes of shares--Institutional Shares and Trust Shares. Institutional Shares and Trust Shares represent equal pro rata interests in each such Fund, except that Trust Shares bear the additional expense of dis-tribution fees. See "Description of Shares, Voting Rights and Liabilities."

                                                                     VALUE       OPTIMUM
                                                                    EQUITY       GROWTH
                                      EQUITY FUND                    FUND         FUND             BALANCED FUND
                             ----------------------------------    ---------    ---------    -----------------------------
                                                                                                                    JULY
                                                    JANUARY 16,     JUNE 1,      JUNE 1,      JUNE 1,                11,
                              JUNE 1,       YEAR      1995(a)       1996(a)      1996(a)       1996        YEAR    1994(a)
                              1996 TO       ENDED       TO            TO           TO           TO         ENDED     TO
                             MARCH 31,     MAY 31,    MAY 31,      MARCH 31,    MARCH 31,    MARCH 31,    MAY 31,  MAY 31,
                               1997         1996       1995          1997         1997         1997        1996     1995
                             ---------     -------  -----------    ---------    ---------    ---------    -------  -------
NET ASSET VALUE, BEGINNING
 OF PERIOD.................  $   8.93      $  7.73    $  7.00       $ 10.00      $ 10.00      $  8.26     $  7.70  $  7.00
                             --------      -------    -------       -------      -------      -------     -------  -------
INVESTMENT OPERATIONS:
 Net investment income.....      0.05         0.11       0.05          0.08         0.05         0.26        0.34     0.35
 Net realized and
  unrealized gain (loss)...      0.86         1.20       0.70          1.31         0.17(f)      0.40        0.78     0.64
                             --------      -------    -------       -------      -------      -------     -------  -------
 TOTAL FROM INVESTMENT
  OPERATIONS...............      0.91         1.31       0.75          1.39         0.22         0.66        1.12     0.99
                             --------      -------    -------       -------      -------      -------     -------  -------
DISTRIBUTIONS:
 From net investment
  income...................     (0.07)       (0.11)     (0.02)        (0.06)       (0.03)       (0.28)      (0.36)   (0.26)
 From net realized gains...     (0.12)         --         --            --           --         (0.33)      (0.20)   (0.03)
                             --------      -------    -------       -------      -------      -------     -------  -------
NET ASSET VALUE, END OF
 PERIOD....................  $   9.65      $  8.93    $  7.73       $ 11.33      $ 10.19      $  8.31     $  8.26  $  7.70
                             ========      =======    =======       =======      =======      =======     =======  =======
TOTAL RETURN...............     10.22%       17.04%     10.80%        13.91%        2.23%        8.20%      15.07%   14.59%
RATIOS AND SUPPLEMENTAL
 DATA:
Ratios to Average Net
 Assets(c)
 Expenses..................      0.70%(b)     0.36%      0.12%(b)      0.70%(b)     0.70%(b)     0.70%(b)    0.38%    0.12%(b)
 Net Investment Income.....      0.70%(b)     1.32%      2.44%(b)      0.94%(b)     0.66%(b)     3.84%(b)    4.34%    5.55%(b)
Portfolio Turnover Rate(d).        32%         113%        34%           64%          20%          53%         56%      57%
Net Assets at End of Period
 (000's omitted)...........  $118,562      $23,495    $15,409       $23,687      $27,183      $96,962     $95,638  $74,478
Average Commission Rate
 Paid(e)...................  $ 0.0800          N/A        N/A       $0.0783      $0.0280      $0.0591         N/A      N/A
-------
(a) Commencement of operations
(b) Annualized
(c) Reflects: a Fund's proportionate share of the expenses of the corresponding portfolio of the St. James Portfolios (the "Portfolio
    Series") in which it had invested its investable assets prior to December
    18, 1995; voluntary fee waivers and reimbursements by agents of the
    Portfolio Series; and voluntary fee waivers and expense reimbursements by the investment adviser and administrators. If the voluntary waivers and expense reimbursements had not been in place, the ratios of expenses and net investment income to average net assets would have been as follows:
   Expenses................      0.92%(b)     1.49%      2.67%(b)      1.12%(b)     1.11%(b)     0.93%(b)    1.21%    1.32%(b)
   Net Investment
    Income(Loss)...........      0.48%(b)     0.19%     (0.12)%(b)     0.52%(b)     0.25%(b)     3.61%(b)    3.51%    4.35%(b)

(d) Excludes in-kind transfers of securities (see notes to Financial Statements incorporated by reference into the Statement of Additional Information).
(e) Only required for fiscal years or periods beginning on or after September 1, 1995.
(f) This amount does not accord with the aggregate net losses on investments because of the timing of sales and repurchases of the Shares in relation to fluctuating market value of the investments in the Fund.

                              INTERNATIONAL EQUITY FUND                    INCOME FUND
                           ------------------------------------   ---------------------------------
                                                                                        JANUARY 16,
                            JUNE 1,                 JANUARY 24,    JUNE 1,      YEAR      1995(a)
                            1996 TO      YEAR ENDED 1995(a) TO     1996 TO      ENDED       TO
                           MARCH 31,      MAY 31,    MAY  31,     MARCH 31,    MAY 31,    MAY 31,
                             1997           1996       1995         1997        1996       1995
                           ---------     ---------- -----------   ---------    -------  -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....   $  8.99       $  7.88     $ 7.00       $  6.99     $  7.33    $  7.00
                            -------       -------     ------       -------     -------    -------
INVESTMENT OPERATIONS:
 Net investment income...      0.01          0.09       0.08          0.38        0.51       0.19
 Net realized and
  unrealized gain (loss).      0.21          1.20       0.80         (0.01)      (0.27)      0.33
                            -------       -------     ------       -------     -------    -------
  TOTAL FROM INVESTMENT
   OPERATIONS............      0.22          1.29       0.88          0.37        0.24       0.52
                            -------       -------     ------       -------     -------    -------
DISTRIBUTIONS:
 From net investment
  income.................     (0.06)        (0.12)       --          (0.38)      (0.51)     (0.19)
 In excess of net
  investment income......     (0.03)          --         --            --          --         --
 From net realized gains.     (0.09)        (0.06)       --          (0.08)      (0.07)       --
                            -------       -------     ------       -------     -------    -------
NET ASSET VALUE, END OF
 PERIOD..................   $  9.03       $  8.99     $ 7.88       $  6.90     $  6.99    $  7.33
                            =======       =======     ======       =======     =======    =======
TOTAL RETURN.............      2.41%        16.58%     12.57%         5.39%       3.18%      7.51%
RATIOS AND SUPPLEMENTAL
 DATA:
Ratios to Average Net
 Assets(c)
 Expenses................      0.90%(b)      0.60%      0.25%(b)      0.50%(b)    0.26%      0.12%(b)
 Net Investment Income...      0.45%(b)      1.71%      3.47%(b)      6.50%(b)    6.99%      7.17%(b)
Portfolio Turnover
 Rate(d).................        45%           19%         8%          107%         67%        34%
Net Assets at End of
 Period (000's omitted)..   $38,470       $24,522     $8,804       $51,082     $24,001    $33,230
Average Commission Rate
 Paid(e).................   $0.0293           N/A        N/A           N/A         N/A        N/A
                              TOTAL RETURN BOND FUND
                           ------------------------------------
                                                  JANUARY 19,
                            JUNE 1,       YEAR      1995(A)
                            1996 TO       ENDED       TO
                           MARCH 31,     MAY 31,    MAY 31,
                             1997         1996       1995
                           ------------- -------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....  $   7.18      $  7.47    $  7.00
                           ------------- -------- -------------
INVESTMENT OPERATIONS:
 Net investment income...      0.37         0.48       0.18
 Net realized and
  unrealized gain (loss).      0.01(f)     (0.17)      0.47
                           ------------- -------- -------------
  TOTAL FROM INVESTMENT
   OPERATIONS............      0.38         0.31       0.65
                           ------------- -------- -------------
DISTRIBUTIONS:
 From net investment
  income.................     (0.37)       (0.48)     (0.18)
 In excess of net
  investment income......       --           --         --
 From net realized gains.     (0.03)       (0.12)       --
                           ------------- -------- -------------
NET ASSET VALUE, END OF
 PERIOD..................  $   7.16      $  7.18    $  7.47
                           ============= ======== =============
TOTAL RETURN.............      5.29%        4.20%      9.40%
RATIOS AND SUPPLEMENTAL
 DATA:
Ratios to Average Net
 Assets(c)
 Expenses................      0.50%(b)     0.32%      0.12%(b)
 Net Investment Income...      6.08%(b)     6.47%      7.09%(b)
Portfolio Turnover
 Rate(d).................       200%         127%        84%
Net Assets at End of
 Period (000's omitted)..  $138,402      $65,017    $24,913
Average Commission Rate
 Paid(e).................       N/A          N/A        N/A
-------
(a)Commencement of operations
(b)Annualized
(c) Reflects: a Fund's proportionate share of the expenses of the correspond-
    ing portfolio of the St. James Portfolios (the "Portfolio Series") in
    which it had invested its investable assets prior to December 18, 1995;
    voluntary fee waivers and reimbursements by agents of the Portfolio Se-
    ries; and voluntary fee waivers and expense reimbursements by the invest-
    ment adviser and administrators. If the voluntary waivers and expense re-
    imbursements had not been in place, the ratios of expenses and net in-
    vestment income to average net assets would have been as follows:

  Expenses...............      1.49 %(b)     2.05%      3.32%(b)      0.96%(b)    1.35%      1.65%(b)
  Net Investment
   Income(Loss)..........     (0.14)%(b)     0.26%      0.40%(b)      6.04%(b)    5.90%      5.65%(b)
  Expenses...............      0.92%(b)     1.33%      1.93%(b)
  Net Investment
   Income(Loss)..........      5.66%(b)     5.46%      5.28%(b)

(d) Excludes in-kind transfers of securities (see notes to financial state-ments incorporated by reference into the Statement of Additional Informa-
    tion).
(e)Only required for fiscal years or periods beginning on or after September 1, 1995.
(f) This amount does not accord with the aggregate net losses on investments because of the timing of sales and repurchases of the Shares in relation to fluctuating market value of the investments in the Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

INTRODUCTION

 Excelsior Institutional Trust was organized as a business trust under the laws of the State of Delaware, with the Funds established as separate series of the Trust, on April 27, 1994. Shares of the Funds are continuously sold to institu-tional investors.

 Unless otherwise stated, each of the investment objectives, policies and strategies discussed herein and in the Statement of Additional Information are deemed "non-fundamental", i.e., the approval of a Fund's shareholders is not required to change its investment objective or any of its investment policies and strategies. Any changes in a Fund's investment objective, policies or strategies could result in such Fund having investment objectives, policies and strategies different from those applicable at the time of a shareholder's in-vestment in such Fund.

INVESTMENT OBJECTIVES

 The investment objective of EXCELSIOR INSTITUTIONAL EQUITY FUND (the "Equity Fund") is to provide long-term capital appreciation. The Trust seeks to achieve this investment objective by investing in companies believed to represent good long-term values not currently recognized in the market prices of their securi-ties.

 The investment objective of EXCELSIOR INSTITUTIONAL VALUE EQUITY FUND (the "Value Equity Fund") is to seek long-term capital appreciation. The Value Eq-uity Fund seeks to achieve this objective by investing in a diversified portfo-lio of equity securities whose market value, in the opinion of U.S. Trust, ap-pears to be undervalued relative to the marketplace.

 The investment objective of EXCELSIOR INSTITUTIONAL OPTIMUM GROWTH FUND (the "Optimum Growth Fund") is to seek superior, risk-adjusted total return. The Op-timum Growth Fund invests in a diversified portfolio of equity securities, whose growth prospects, in the opinion of U.S. Trust, appear to exceed that of the overall market.

 The investment objective of EXCELSIOR INSTITUTIONAL BALANCED FUND (the "Bal-anced Fund") is to provide a high total return from a diversified portfolio of equity and fixed income securities. The Trust seeks to achieve this investment objective by investing in equity and fixed income securities as described more fully below.

 The investment objective of EXCELSIOR INSTITUTIONAL INTERNATIONAL EQUITY FUND (the "International Equity Fund") is to provide long-term capital appreciation through investment in a diversified portfolio of marketable foreign securities. The Trust seeks to achieve this investment objective by investing primarily in foreign equity securities of issuers that the sub-adviser believes to have strong balance sheets, sustainable internal growth, superior financial results, capable and forthright management and enduring competitive advantages.

 The investment objective of EXCELSIOR INSTITUTIONAL INCOME FUND (the "Income Fund") is to provide as high a level of current interest income as is consis-tent with moderate risk of capital and maintenance of liquidity. The Trust seeks to achieve this investment objective by investing principally in a broad range of investment-grade fixed income securities, including preferred stock, bonds, notes and debentures, as well as money market instruments.

 The investment objective of EXCELSIOR INSTITUTIONAL TOTAL RETURN BOND FUND (the "Total Return Bond Fund") is to maximize the total rate of return consis-tent with moderate risk of capital and maintenance of liquidity. The Trust seeks to achieve this investment objective by investing principally in a broad range of investment grade fixed income securities, including preferred stock, bonds, notes and debentures, as well as money market instruments. In selecting investment opportunities, the Total Return Bond Fund will balance yield, aver-age maturity and risk in seeking to provide maximum preservation of purchase power.

 The following is a discussion of the various investment policies and strate-gies employed by each Fund. Additional information about the investment poli-cies and strategies of each Fund appears in the Statement of Additional Infor-mation. There can be no assurance that the investment objective of any Fund will be achieved.

U.S. TRUST'S INVESTMENT PHILOSOPHY AND STRATEGIES

 U.S. Trust, the adviser for the Equity, Value Equity, Optimum Growth, Income and Total Return Bond Funds, offers a variety of specialized fiduciary and fi-nancial services to high net worth individuals, institutions and corporations. As one of the largest institutions of its type, U.S. Trust prides itself in offering an attentive and high level of service to each of its clients.

EQUITY FUND, VALUE EQUITY FUND AND OPTIMUM GROWTH FUND

 Investment Philosophy. In managing investments for the Equity and Value Eq-uity Funds, U.S. Trust follows a long-term investment philosophy which gener-ally does not change with the short-term variability of financial markets or fundamental conditions. U.S. Trust's approach begins with the conviction that all worthwhile investments are grounded in value. U.S. Trust believes that an investor can identify fundamental values that eventually should be reflected in market prices. U.S. Trust believes that over time a disciplined search for fundamental value will achieve better results than attempting to take advan-tage of short-term price movements.

 Implementation of this long-term value philosophy consists of searching for, identifying and obtaining the benefits of present or future investment values. For example, such values may be found in a company's future earnings potential or in its existing resources and assets. Accordingly, in managing investments for the Equity and Value Equity Funds, U.S. Trust is constantly engaged in as-sessing, comparing and judging the worth of companies, particularly in compar-ison to the price the markets place on such companies' shares.

 In managing investments for the Optimum Growth Fund, U.S. Trust follows a long-term investment philosophy of buying and holding equity securities of companies which it believes to be of high quality and of high growth poten-tial. Typically, these companies are industry leaders with the potential to dominate their markets by being the low cost, high quality producers of prod-ucts or services. U.S. Trust believes that earnings growth is the primary de-terminant of stock prices and that efficient financial markets will reward consistently above-average earnings growth with greater than average capital appreciation over the long term.

 Strategies. In order to translate its investment philosophy into more spe-cific guidance for selection of investments, U.S. Trust uses three specific strategies. These strategies, while identified separately, may overlap so that more than one may be applied in an investment decision.

 U.S. Trust's "problem/opportunity strategy" seeks to identify industries and companies with the capabilities to provide solutions to or benefit from com-plex problems such as the changing demographics and aging of the U.S. popula-tion or the need to enhance industrial productivity. U.S. Trust's second strategy is a "transaction value" comparison of a company's real underlying asset value with the market price of its shares and with the sale prices for similar assets changing ownership in public market transactions. Differences between a company's real asset value and the price of its shares often are corrected over time by restructuring of the assets or by market recognition of their value. U.S. Trust's third strategy involves identifying "early life cy-cle" companies whose products are in their earlier stages of development or that seek to exploit new markets. Frequently such companies are smaller compa-nies, but early life cycle companies may also include larger established com-panies with new products or new markets for existing products. U.S. Trust be-lieves that over time the value of such companies should be recognized in the market.

 Themes. To complete U.S. Trust's investment philosophy, the three portfolio strategies discussed above are applied in concert with several "longer-term in-vestment themes" to identify investment opportunities. These themes include the aging of America, the restructuring of business and industry, the convergence of the communication and entertainment industries, the demand for environmen-tally-related products and services, the continued need for businesses to be-come global competitors, investment in the long-term supply of energy and the continued need to enhance productivity. U.S. Trust believes these longer-term themes represent strong and inexorable trends. U.S. Trust also believes that understanding the instigation, catalysts and effects of these longer-term trends should help to identify companies that are beneficiaries of these trends.


INCOME FUND AND TOTAL RETURN BOND FUND

 Investment Philosophy. U.S. Trust believes that, in general, investors in fixed income securities are best served in the long term by seeking to maximize total return. However, some investors need to balance preservation of purchase power against the need for current income.

 Accordingly, the Trust is offering both objectives to investors. In the Total Return Bond Fund, U.S. Trust will employ a total return strategy that balances yield, average maturity and risk in seeking to provide maximum preservation of purchase power. The Income Fund will seek to provide investors with maximum current income commensurate with the credit quality of the Fund and moderate risk of capital.

INVESTMENT POLICIES

 EQUITY FUND seeks to provide long-term capital appreciation by investing in companies believed to represent good long-term values not currently recognized in the market prices of their securities. U.S. Trust uses the investment phi-losophy, strategies and themes discussed above to identify such investment val-ues and to diversify the Fund's investments over a variety of industries and types of companies.

 VALUE EQUITY FUND seeks long-term capital appreciation by investing in a di-versified portfolio of equity securities whose market value, in the opinion of U.S. Trust, appears to be undervalued relative to the marketplace. U.S. Trust uses the investment philosophy, strategies and themes discussed above to iden-tify such investment values and to diversify the Fund's investments over a va-riety of industries and types of companies.

 EQUITY AND VALUE EQUITY FUNDS. Under normal market and economic conditions, the Equity and Value Equity Funds will invest at least 65% of their respective total assets in common stock, preferred stock and securities convertible into common stock. Normally, not more than 35% of each Fund's total assets may be invested in other securities and instruments including, e.g., investment-grade debt securities, warrants, options, and futures instruments as described in more detail below. See "Additional Investment Strategies and Techniques; Risk Factors" below. The Funds may hold cash or invest without limitation in U.S. Government securities, high quality money market instruments and repurchase agreements collateralized by the foregoing obligations, if deemed appropriate by U.S. Trust for temporary defensive purposes. For a description of these se-curities, see "Additional Investment Strategies and Techniques; Risk Factors-- U.S. Government and Agency Securities" and "--Short Term Instruments" below, and the Statement of Additional Information.

 In managing the Funds, U.S. Trust seeks to purchase securities having value currently not recognized in the market price of a security, consistent with the strategies discussed above.

 The Equity and Value Equity Funds' holdings will include common stocks of com-panies having capitalizations of varying amounts, and the Funds may invest a portion of their respective assets in the securities of high growth, small cap-italization issuers where U.S. Trust expects earnings and the price of such is-suers' securities to grow at an above-average rate. The equity securities of small capitalization issuers have historically been characterized by greater volatility of returns, greater total returns and lower dividend yields than equity securities of large capitalization issuers. As a result, there may be a greater fluctuation in the net asset value of the Funds, and the Funds may be required, in order to meet withdrawals by investors or for other reasons, to sell these securi-ties at a discount from market prices, to sell during periods when such dispo-sition is not desirable, or to make many small sales over a period of time.

 The Equity and Value Equity Funds may invest directly or indirectly in the securities of foreign issuers. See "Additional Investment Strategies and Tech-niques; Risk Factors--Foreign Investments" below for further information on foreign investments.

 Because of the risks associated with common stock investments, the Equity and Value Equity Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term stock market movements. Investors should not consider either Fund to be a com-plete investment program.

 OPTIMUM GROWTH FUND seeks superior, risk-adjusted total return by investing in a diversified portfolio of equity securities whose growth prospects, in the opinion of U.S. Trust, appear to exceed that of the overall market.

 U.S. Trust will utilize a two-tiered approach to select appropriate securi-ties. A "core" portfolio will consist primarily (i.e. from 65% to 80% under ordinary market conditions) of mid- to large-capitalization growth stocks. These investments will be complemented with a structured segment of the port-folio developed through the use of quantitative analysis to further diversify investment selections among stocks included within the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index contains stocks from the Russell 1000(R) Index with a greater than average growth orientation. The Russell 1000(R) Index is composed of the 1,000 largest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is composed of 3,000 large U.S. com-panies by market capitalization, representing approximately 98% of the U.S. equity market. This "structured" segment of the portfolio is chosen by analyz-ing the risk characteristics (i.e. profit to earnings ratio, return on equity, capitalization, earnings per share, industry sector, etc.) of the "core" port-folio. Based upon these factors, securities are systematically selected which possess financial characteristics which complement those of the core portfo-lio. These portfolio selections result in a broader diversification of the "core" portfolio holdings.

 The Optimum Growth Fund may hold cash or invest without limitation in U.S. Government securities, high quality money market instruments and repurchase agreements collateralized by the foregoing obligations, if deemed appropriate by U.S. Trust for temporary defensive purposes. For a description of these se-curities, see "Additional Investment Strategies and Techniques; Risk Factors-- U.S. Government and Agency Securities" and "--Short-Term Instruments" below and the Statement of Additional Information. Normally, not more than 35% of the Fund's total assets may be in-vested in other securities and instruments including, e.g., investment-grade debt securities, warrants, options, and futures instruments as described in more detail below. See "Additional Invest-ment Strategies and Techniques; Risk Factors" below.

 The Optimum Growth Fund may invest directly or indirectly in the securities of foreign issuers. See "Additional Investment Strategies and Techniques; Risk Factors--Foreign Investments" below for further information on foreign invest-ments.

 Because of the risks associated with common stock investments, the Optimum Growth Fund is intended to be a long-term investment vehicle and is not de-signed to provide investors with a means of speculating on short-term stock market movements. Investors should not consider the Optimum Growth Fund a com-plete investment program.

 BALANCED FUND seeks to provide a high total return from a diversified portfo-lio of equity and fixed income securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks to pro-vide a total return that approaches that of the universe of equity securities of large U.S. companies and that exceeds the return typical of a portfolio of fixed income securities. The Fund attempts to achieve this return by investing in equity and fixed income instruments, as described below.

 The Balanced Fund is designed for investors who wish to invest for long-term objectives. The Balanced Fund may be appropriate for investors who seek to at-tain appreciation in the market value of their investments over the long term, but with somewhat less price fluctuation than a portfolio consisting only of equity securities. The Balanced Fund may also be an attractive option for in-vestors who want professional investment managers to decide how their invest-ments should be allocated between equity and fixed income securities. Investors should not consider the Balanced Fund a complete investment program.

 The relative emphasis placed upon each asset class will vary based upon the sub-adviser's assessment of their current attractiveness on a risk-adjusted ba-sis. The precise allocation will depend upon numerous factors, including the Fund investment managers' evaluation of the economy and financial markets as well as government fiscal and monetary policies. Normally, the commitment to stocks will range between 35% and 65% of portfolio assets. Similarly, the bond allocation will usually fall between 35% and 65% of portfolio assets. However, at least 25% of the total assets of the Fund is always invested in fixed income senior securities including debt securities and preferred stock. The sub-ad-viser may allocate the Fund's investments between these asset classes in a man-ner it believes consistent with the Fund's investment objective and current market conditions. Stocks may be over-weighted over the long term relative to bonds given that historically equity securities have provided superior returns. Within a shorter time horizon, however, if stocks and bonds appear equally at-tractive, fixed income securities may be favored given their greater certainty of return and lower volatility.

 The sub-adviser intends to manage the Fund actively in pursuit of its invest-ment objective. While the Fund has a long-term investment perspective, it may take advantage of short-term trading opportunities that are consistent with its objective. To the extent the Fund engages in short-term trading, it may incur increased transaction costs. See "Tax Matters" below.

 EQUITY INVESTMENTS. For the equity portion of the Balanced Fund, the sub-ad-viser seeks to achieve a high total return through fundamental analysis, sys-tematic stock valuation and disciplined portfolio construction. The Fund's eq-uity investments will be primarily the common stock of large- and medium-sized U.S. companies with market capitalizations above $1.5 billion, including common stock of any class or series or any similar equity interest, such as trust or limited partnership interests. The Fund's equity investments may also include preferred stock, warrants and similar rights. The Fund may also invest in the equity securities of small companies and of foreign issuers. The small company holdings of the Fund are primarily companies included in the Russell 2500(R) Index. The Russell 2500(R) Index consists of the smallest 2,500 companies from the Russell 3000(R) Index. The Fund's equity securities may or may not pay div-idends and may or may not carry voting rights. For a discussion of the risks of investments in small companies, see "Equity and Value Equity Funds" above.

 FIXED INCOME INVESTMENTS. For the fixed income portion of the Fund, the sub-adviser seeks to provide a high total return by actively managing the duration of the Fund's fixed income securities, the allocation of securities across mar-ket sectors and the selection of securities within sectors. Based on fundamen-tal, economic and capital markets research, the sub-adviser adjusts the dura-tion of the Fund's fixed income investments in light of market conditions. The sub-adviser also actively allocates the Fund's fixed income invest-ments among the broad sectors of the fixed income market.

 Duration is a measure of the weighted average time until receipt of the pay-ments expected to be generated by the fixed income securities held in the Fund, and can be used as a measure of the sensitivity of the Fund's market value to changes in interest rates. For example, and for illustrative purposes only, a hypothetical fund with a duration of 10 years will decrease 10% in value as a result of a 1% increase in interest rates. Under normal market con-ditions, the duration of the fixed income portion of the Fund will range be-tween 80% and 120% of the Lehman Brothers Government/ Corporate Bond Index, which as of June 30, 1997, was approximately 5 years. The maturities of the individual fixed income securities in the Fund may vary widely, however.

 The Fund may purchase debt securities only if they are deemed investment grade, that is, carry a rating of at least Baa from Moody's Investors Service, Inc. ("Moody's") or BBB from Standard & Poor's Rating Group ("S&P") or, if not rated by these rating agencies, are judged by the investment managers to be of comparable quality. With respect to securities rated Baa by Moody's and BBB by S&P, interest and principal payments are regarded as adequate for the present; however, securities with these ratings may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make interest and principal payments than is the case with higher grade bonds. The Fund intends to dispose in an orderly manner of any security which is downgraded below investment grade subsequent to its purchase. See the Appendix to the Statement of Additional Information for a more detailed explanation of these ratings.

 The Fund may invest in a broad range of debt securities of domestic and for-eign issuers. These include debt securities of various types and maturities, e.g., debentures, notes, mortgage securities, equipment trust certificates and other collateralized securities and zero coupon securities. Collateralized se-curities are backed by a pool of assets such as loans or receivables which generate cash flow to cover the payments due on the securities. Collateralized securities are subject to certain risks, including a decline in the value of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of mortgages or other loans backing these securities or destruction of equipment subject to equipment trust certificates. In the event of any such prepayment the Fund will be required to reinvest the proceeds of prepayments at interest rates prevailing at the time of reinvestment, which may be lower. In addition, the value of zero coupon securities which do not pay interest is more volatile than that of interest-bearing debt securities with the same maturity. For more information on mortgage securities and associated risks, see "Additional In-vestment Strategies and Techniques; Risk Factors--Mortgage Pass-Throughs and Collateralized Mortgage Obligations" below.

 The Fund may invest in U.S. Government securities and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. For a de-scription of these securities, see "Additional Investment Strategies and Tech-niques; Risk Factors--U.S. Government and Agency Securities" below and the Statement of Additional Information. The Fund may also invest in municipal ob-ligations which may be general obligations of the issuer or payable only from specific revenue sources. However, the Fund will invest only in municipal ob-ligations that have been issued on a taxable basis or have an attractive total return potential excluding tax considerations. In addition, the Fund may in-vest in debt securities of foreign governments and governmental entities de-nominated, in all cases, in U.S. dollars. See "Additional Investment Strate-gies and Techniques; Risk Factors--Foreign Investments" below for further in-formation on foreign investments.

 INTERNATIONAL EQUITY FUND seeks long-term capital appreciation through in-vestment in a diversi-fied portfolio of marketable foreign securities. The Fund ordinarily will in-vest primarily in foreign equity securities of issuers that the sub-adviser be-lieves to have strong balance sheets, sustainable internal growth, superior fi-nancial returns, capable and forthright management and enduring competitive ad-vantages.

 When evaluating foreign securities, the sub-adviser will seek to identify su-perior companies with excellent long-term growth prospects and to select from among them those whose shares appear to offer attractive absolute returns. The sub-adviser's investment criteria therefore include both growth and value con-siderations. Growth stocks are those that the sub-adviser believes have the po-tential for above-average growth in earnings. Value stocks are those that the investment sub-adviser believes are undervalued by the market based on the in-vestment managers' assessment of the companies' current value and future earn-ings prospects.

 In determining investment strategy and allocating investments, the sub-adviser will continuously analyze a broad range of international equity securities. Country and sector portfolio weightings are expected to reflect the results of a "bottom up" stock selection process, rather than the results of any "top down" country or sector allocation process. The Fund generally will sell secu-rities if the sub-adviser believes that such securities have become substan-tially overvalued relative to alternative investments or if the sub-adviser be-lieves that there is an unfavorable change in the issuer's long-term business forecast.

 The Fund's investments generally will be diversified among geographic regions and countries. While there are no prescribed limits on geographic distribu-tions, the Fund normally will hold securities of issuers collectively having their principal place of business in no fewer than three foreign countries. The sub-adviser expects that the Fund's assets ordinarily will be invested in secu-rities of issuers located in the Pacific Basin (e.g., Japan, Hong Kong, Singa-pore, Malaysia), Europe, Australia, Latin America and South Africa. The Fund also may invest, from time to time, in other regions, seeking to capitalize on investment opportunities emerging in other parts of the world. In purchasing foreign equity securities, the Fund will look generally to large and small com-panies in mature foreign markets as well as well-established companies in emerging markets. Under unusual economic and market conditions, the Fund may restrict the securities markets in which its assets are invested.

 Under normal market and economic conditions, at least 75% of the Fund's assets will be invested in foreign equity securities. For cash management purposes, the Fund may invest up to 25% of its assets on a continuous basis in cash or short term instruments such as commercial paper, bank obligations, U.S. Govern-ment and agency securities maturing within one year, notes and other invest-ment-grade debt securities of various maturities, and repurchase agreements collateralized by these securities. The Fund also may invest without limitation in any combination of high quality domestic or foreign money market instruments if deemed appropriate by the sub-adviser for temporary defensive purposes in response to unusual market and economic conditions. See "Additional Investment Strategies and Techniques; Risk Factors--Short-Term Instruments" below. To the extent described below under "Additional Investment Strategies and Techniques; Risk Factors," the Fund also may purchase shares of other investment companies and may engage in other investment practices, including repurchase agreements, securities lending, forward currency contracts and futures contracts and op-tions.

 Foreign equity securities purchased by the Fund may include common stock, pre-ferred stock, securities con- vertible into common or preferred stock and war-rants issued by companies domiciled outside of the United States ("foreign is-suers") and shares of U.S.-registered investment companies that invest primar-ily in foreign securities. The Fund may also purchase when-issued securities otherwise eligible for purchase by the Fund.

 Convertible debt securities purchased by the Fund will be rated investment grade by Moody's or S&P if such a rating is available. If unrated, as is the case with most foreign securities, convertible debt securities purchased by the Fund will be deemed to be comparable in quality to securities rated investment grade by the investment managers under the supervision of the Board of Trustees of the Trust. With respect to securities rated Baa by Moody's or BBB by S&P (the lowest of the top four investment rankings), or deemed to be comparable in quality to such securities, interest and principal payments are regarded as ad-equate for the present; however, these securities may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make interest and principal pay-ments than is the case with higher grade bonds.

 The Fund may purchase securities both on recognized stock exchanges and in over-the-counter markets. Most Fund transactions will be effected in the pri-mary trading market for the given security. The Fund also may invest up to 5% of its total assets in gold bullion. Investments in gold will not produce divi-dends or interest income, and the Fund can look only to price appreciation for a return on such investments.

 The relative performance of foreign currencies is an important element in the Fund's performance. Although the sub-adviser does not expect to hedge foreign currency exposure on a routine basis, it may do so when it has a strong view on the prospects for a particular currency. Certain currency hedging techniques that may be employed by the sub-adviser are described below in "Additional In-vestment Strategies and Techniques; Risk Factors--Foreign Currency Exchange Transactions." Although such techniques may reduce the risk of loss to the Fund from adverse movements in foreign exchange rates, they also may limit possible gains from favorable movements in such rates.

 The Fund is designed for investors who desire to achieve international diver-sification of their investments by participating in foreign securities markets. Because of the risks associated with common stock investments, the Interna-tional Equity Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term stock market movements. Because international investments generally involve risks in addition to those associated with investments in the United States, the Fund should be considered only as a vehicle for international diversification and not a complete investment program. Before investing in the Fund, investors should be familiar with the risks associated with foreign investments. These risks are discussed below under "Additional Investment Strategies and Tech-niques; Risk Factors."

 INCOME FUND seeks as high a level of current interest income as is consistent with moderate risk of capital and maintenance of liquidity. The Income Fund will implement this objective through a strategy of monitoring and adjusting as necessary the average maturity of its holdings in an attempt to maximize cur-rent income consistent with what U.S. Trust believes to be prudent risk of cap-ital. The Fund invests principally in a broad range of investment-grade income securities rated within the three highest ratings of Moody's and S&P, including bonds, notes, debentures and preferred stock, as well as money market instru-ments. See "Income and Total Return Bond Funds" below for a description of these securities and a discussion of certain investment policies of the Income Fund.

 TOTAL RETURN BOND FUND seeks to maximize the total rate of return consistent with moderate risk of capital and maintenance of liquidity. In selecting in vestment opportunities, the Total Return Bond Fund will balance yield, average maturity and risk in seeking to provide maximum preservation of purchase power. The Total Return Bond Fund invests principally in a broad range of investment-grade income securities rated within the three highest ratings of Moody's and S&P, including bonds, notes, debentures and preferred stock, as well as money market instruments.

 INCOME AND TOTAL RETURN BOND FUNDS. The Income and Total Return Bond Funds may invest in the following types of securities: corporate debt obligations such as bonds, debentures, obligations convertible into common stocks and money market instruments; preferred stocks; and obligations issued or guaranteed by the U.S. Government and its agencies or instrumentali-ties. The Income and Total Return Bond Funds are also permitted to enter into repurchase agreements, and may from time to time invest in debt obligations ex-empt from Federal income tax and issued by or on behalf of the states, territo-ries or possessions of the United States, the District of Columbia, and their authorities, agencies, instrumentalities and political subdivisions ("Municipal Bonds").

 The purchase of Municipal Bonds may be advantageous when, as a result of pre-vailing economic, regulatory or other circumstances, the performance of such securities, on a pre-tax basis, is comparable to that of corporate or U.S. Gov-ernment debt obligations. The two principal classifications of Municipal Bonds which may be held by the Income and Total Return Bond Funds are "general obli-gation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity revenue bonds is usually directly related to the credit stand-ing of the corporate user of the facility involved.

 The Income and Total Return Bond Funds may also purchase "moral obligation" securities, which are normally issued by special-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restora-tion of which is a moral commitment, but not a legal obligation, of the state or municipality which created the issuer. Subject to the quality and diversifi-cation requirements specified below, there is no limitation on the amount of moral obligation securities that may be held by the Income and Total Return Bond Funds. U.S. Trust will consider investments in Municipal Bonds for the In-come and Total Return Bond Funds when U.S. Trust believes that the total return on such securities is attractive relative to that of taxable securities.

 Under normal market conditions, as a non-fundamental investment policy, at least 65% of the Income and Total Return Bond Funds' respective total assets will be invested in investment-grade bonds that are rated within the three highest ratings of Moody's or S&P (or are unrated obligations considered to be of comparable credit quality by U.S. Trust). "Investment-grade bonds" are bonds and other debt instruments that are rated within the four highest ratings of Moody's or S&P (or are unrated obligations considered to be of investment grade by U.S. Trust) and U.S. Government obligations and money market instruments of the types described below under "Additional Investment Strategies and Tech-niques; Risk Factors--U.S. Government and Agency Securities," "--Mortgage Pass-Throughs and Collateralized Mortgage Obligations" and "--Short Term Instru-ments" below. The Income Fund may invest up to 35% of its total assets, and the Total Return Bond Fund may invest up to 5% of its total assets, in bonds rated below investment grade. See "Additional Investment Strategies and Techniques; Risk Factors--Investments Below Investment Grade." When, in the opinion of U.S. Trust, a defensive investment posture is warranted, each of these Funds may in-vest temporarily and without limitation in high quality, short-term money mar-ket instruments.

 Unrated securities will be considered to be investment grade if deemed to be comparable in quality to instruments so rated, as determined by U.S. Trust un-der the supervision of the Board of Trustees of the Trust. With respect to se-curities rated Baa by Moody's or BBB by S&P, interest and principal payments are regarded as adequate for the present; however, securities with these rankings may have speculative characteristics, and changes in economic condi-tions or other circumstances are more likely to lead to a weakened capacity to make interest and principal payments than is the case with higher grade bonds. See the Appendix to the Statement of Additional Information for a more detailed explanation of these ratings.

 The Income and Total Return Bond Funds may invest up to 25% of their respec-tive total assets in (a) preferred stocks, and (b) U.S. dollar-denominated debt obligations of (i) foreign issuers, including foreign corporations and foreign governments, and (ii) U.S. companies issued outside the United States. See "Additional Investment Strategies and Techniques; Risk Factors" below for further information on these investments. The Income and Total Return Bond Funds will not invest in common stocks, and any common stocks received through conversion of convertible debt obligations will be sold in an orderly manner as soon as possible.

 Each of the Income and Total Return Bond Funds is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term bond market movements. Be cause of potential share price fluctuations, these Funds may be inappropriate for investors who have short-term objectives. Investors should not consider either Fund a complete investment program.

ADDITIONAL INVESTMENT STRATEGIES AND TECHNIQUES; RISK FACTORS

 The Funds may utilize the investment strategies and techniques described be-low.

 MORTGAGE PASS-THROUGHS AND COLLATERALIZED MORTGAGE OBLIGATIONS. The Income, Total Return Bond and Balanced Funds may purchase mortgage and mortgage-re-lated securities such as pass-throughs and collateralized mortgage obligations that meet each Fund's selection criteria and are investment grade or of compa-rable quality (collectively, "Mortgage Securities"). Mortgage pass-throughs are securities that pass through to investors an undivided interest in a pool of underlying mortgages. These are issued or guaranteed by U.S. government agencies such as the Government National Mortgage Association ("GNMA"), the Fed-eral Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"). Other mortgage pass-throughs consist of whole loans originated and issued by private limited purpose corporations or con-duits. Collateralized mortgage obligation bonds are obligations of special purpose corporations that are collateralized or supported by mortgages or mortgage securities such as pass-throughs.

 As a result of their investments in Mortgage Securities, the mortgage-backed securities in the Funds may be subject to a greater degree of market volatil-ity as a result of unanticipated prepayments of principal. During periods of declining interest rates, the principal invested in mortgage-backed securities with high interest rates may be repaid earlier than scheduled, and the Funds will be forced to reinvest the unanticipated payments at generally lower in-terest rates. When interest rates fall and principal prepayments are rein-vested at lower interest rates, the income that the Funds derive from mort-gage-backed securities is reduced. In addition, like other fixed income secu-rities, Mortgage Securities generally decline in price when interest rates rise.

 U.S. GOVERNMENT AND AGENCY SECURITIES. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury se-curities, which differ only in their interest rates, maturities and times of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds gener-ally have initial maturities of greater than ten years. Some obligations is-sued or guaranteed by U.S. Government agencies and instrumentalities, such as GNMA pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; other securities, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Securities issued by the FNMA are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumental-ity; other securities, such as those issued by the Student Loan Marketing As-sociation, are sup-ported only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. For additional information on U.S. Government securities, see the Statement of Additional Information.

 DEBT SECURITIES AND CONVERTIBLE SECURITIES. Each of the Funds may invest in investment grade debt and convertible securities of domestic and foreign is-suers. See "Balanced Fund--Fixed Income Investments" for an explanation of in-vestment grade ratings of debt securities, including convertible securities. The convertible securities in which the Funds may invest include any debt se-curities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain pe-riod of time.

 WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Funds may purchase securi-ties on a "when-issued" basis and may purchase or sell securities on a "for-ward commitment" basis in order to hedge against anticipated changes in inter-est rates and prices. These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are re-corded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Accordingly, the Funds may pay more or less than the market value of the securities on the settlement date. "When-issued" securities and "forward commitments" may be sold prior to the settlement date, but the Funds will enter into "when-issued" and "forward commitments" only with the inten-tion of actually receiving or delivering the securities, as the case may be. However, the Funds may dis-pose of a commitment prior to settlement if the in-vestment managers deem it appropriate to do so. In addition, the Funds may en-ter into transactions to sell such purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments. At the time a Fund enters into a transaction on a "when-issued" or "forward commitment" basis, a segregated ac-count consisting of liquid assets equal to the value of the "when-issued" or "forward commitment" securities will be established and maintained. There is a risk that the securities may not be delivered and that the relevant Fund may incur a loss.

 In addition, the Income and the Total Return Bond Funds may acquire "stand-by commitments" with respect to Municipal Bonds held by them. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option specified Municipal Bonds at a specified price. The Funds will acquire stand-by commitments solely to facilitate Fund liquidity and do not intend to exercise their rights there-under for speculative purposes. Stand-by commitments acquired by a Fund will be valued at zero in determining the Fund's net asset value.

 INVESTMENTS BELOW INVESTMENT GRADE. The Income Fund may invest up to 35% of its total assets, and the Total Return Bond Fund may invest up to 5% of its total assets, in bonds rated below investment grade. Investments in obliga-tions rated below the four highest ratings of S&P and Moody's (commonly called "junk bonds") have different risks than investments in securities that are rated investment grade. Risk of loss upon default by the borrower is signifi-cantly greater because lower-rated securities are generally unsecured and are often subordinated to other creditors of the issuer, and because the issuers frequently have high levels of indebtedness and are more sensitive to adverse economic conditions, such as recessions, individual corporate developments and increasing interest rates, than are investment grade issuers. As a result, the market price of such securities, and the net asset value of a

Fund's Shares, may be particularly volatile. Additional risks associated with lower-rated fixed-income securities are (a) the relative youth and growth of the market for such securities, (b) the sensitivity of such securities to in-terest rate and economic changes, (c) the lower degree of protection of prin-cipal and interest payments, (d) the relatively low trading market liquidity for such securities, (e) the impact that legislation may have on the high yield bond market (and, in turn, on a Fund's net asset value and investment practices), (f) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates whereby a Fund may be required to reinvest premature redemption proceeds in lower yielding portfolio securities, and (g) the creditworthiness of the issuers of such securities. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obliga-tions, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated bonds gener-ally and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. If the issuer of a lower-rated debt obligation held by a Fund defaulted, the Fund could incur additional ex-penses to seek recovery. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquid-ity of lower-rated securities, especially in a thinly traded market. Finally, a Fund's trading in fixed-income securities to achieve capital appreciation entails risks that capital losses rather than gains will result.

 Debt obligations rated "BB", "B" or "CCC" by S&P are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of speculation and "CCC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating "CC" is typically applied to debt subordinated to se-nior debt that is assigned an actual or implied "CCC" debt rating. The rating "C" is applied to debt subordinated to a senior debt which is assigned an ac-tual or implied "CCC-" rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are con-tinued. The rating "CI" is reserved for income bonds on which no interest is being paid. Debt obligations rated "D" are in default, and payments of inter-est and/or repayment of principal are in arrears. The ratings from "AA" through "CCC" are sometimes modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Moody's has a similar classification scheme for non-investment grade debt obligations. Debt obligations rated "Ba", "B", "Caa", "Ca" and "C" provide questionable protec-tion of interest and principal. The rating "Ba" indicates that a debt obliga-tion has some speculative characteristics. The rating "B" indicates a general lack of characteristics of desirable investment. Debt obligations rated "Caa" are of poor quality, while debt obligations rated "Ca" are considered highly speculative. "C" represents the lowest rated class of debt obligations. Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" re-flects a mid-range ranking; and the modifier "3" indicates that the security ranks at the lower end of its generic rating category. See the Appendix to the Statement of Additional Information for a more detailed explanation of these ratings.

 REPURCHASE AGREEMENTS. Each of the Funds may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines established by the Trustees of the Trust. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Fund to the seller. The Fund always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest, and this value is maintained during the term of the agreement. If the seller de-faults and the collateral value declines, the Fund might incur a loss. If bank-ruptcy proceedings are commenced with respect to the seller, the Fund's reali-zation upon the disposition of collateral may be delayed or limited. Invest-ments in certain repurchase agreements and certain other investments which may be considered illiquid are limited. See "Illiquid Investments; Privately Placed and Other Unregistered Securities" below.

 BORROWING AND REVERSE REPURCHASE AGREEMENTS. Each of the Funds may borrow funds, in an amount up to one-third of the value of its total assets, for tem-porary or emergency purposes, such as meeting larger than anticipated redemp-tion requests, and not for leverage. Each of the Funds may also agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repur-chase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse repurchase agree-ments involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities.

 INVESTMENT COMPANY SECURITIES. In connection with the management of its daily cash positions, each of the Funds may invest in securities issued by other in-vestment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. The International Equity Fund may also purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds" which have portfolios consisting primarily of securi-ties of issuers located in one foreign country. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own opera-tions, as a shareholder of another investment company, such Fund would bear its pro rata portion of the other investment company's advisory fees and other ex-penses. As such, the corresponding Fund's shareholders would indirectly bear the expenses of the other investment company, some or all of which would be du-plicative. Securities of other investment companies may be acquired by the Funds to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), that is, a Fund may invest a maximum of up to 10% of its total assets in securities of other investment companies so long as not more than 3% of the total outstanding voting stock of any one investment com-pany is held by such Fund. In addition, not more than 5% of the total assets of a Fund may be invested in the securities of any one investment company.

 FOREIGN INVESTMENTS. In accordance with their respective investment objectives and policies, the Equity, Value Equity, Optimum Growth and Balanced Funds may invest, and the International Equity Fund will invest, in common stocks of for-eign corporations, and each of such Funds and the Income and Total Return Bond Funds may invest in convertible securities of foreign corporations as well as fixed income securities of foreign government and corporate issuers. Other than the International Equity Fund, which will invest under normal market and eco-nomic conditions at least 75% of its total assets in foreign securities, none of the Funds expects to invest more than 30% (25% in the case of the Income and Total Return Bond Funds) of their respective total assets at the time of pur-chase in securities of foreign issuers.

 All investments, domestic or foreign, involve certain risks. Investment in se-curities of foreign issuers, and in obligations of foreign branches or subsidi-aries of domestic or foreign banks, may involve risks in addition to those nor-mally associated with investments in the securities of U.S. issuers. Overall, there may be limited publicly available information with respect to foreign issuers, and there may be less supervision of foreign stock exchanges and mar-ket participants such as brokers and issuers. Moreover, available information may not be as reliable as information regarding U.S. companies, because for-eign issuers often are not subject to uniform accounting, auditing and finan-cial standards and requirements comparable to those applicable to U.S. compa-nies.

 Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes. To the extent that such taxes are not offset by cred-its or deductions allowed to investors under the Federal income tax laws, they may reduce the net return to investors. See "Tax Matters" below.

 Investors should realize that the value of a Fund's investments in foreign securities may be adversely affected by changes in political or social condi-tions, diplomatic relations, confiscatory taxation, expropriation, national-ization, limitation on the removal of funds or assets, or imposition of (or changes in) exchange controls or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depre-ciation of Fund securities and could favorably or unfavorably affect a Fund's operations. The economies of individual foreign nations may differ from the U.S. economy in areas such as growth of gross national product, rate of infla-tion, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by a Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws re-stricting the amounts and types of foreign investments.

 While the volume of transactions effected on foreign stock exchanges has in-creased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, a Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect Fund liquidity.

 The costs attributable to investing abroad are usually higher than those of funds investing in domestic securities for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions in foreign markets and ad-ditional costs arising from delays in settlements of transactions involving foreign securities.

 The Funds may invest indirectly in the securities of foreign issuers through sponsored and unsponsored American Depository Receipts ("ADRs"), European De-pository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other sim-ilar instruments. ADRs typically are issued by an American bank or trust com-pany and evidence ownership of underlying securities issued by a foreign cor-poration. EDRs, which are sometimes referred to as Continental Depository Re-ceipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.


 Changes in foreign exchange rates will affect the value in U.S. dollars of all foreign currency-denominated securities held by the Funds. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events, many of which may be difficult, if not impossible, to predict.

 FOREIGN CURRENCY EXCHANGE TRANSACTIONS. In accordance with their respective investment objectives and policies, the Equity, Value Equity, Optimum Growth, Balanced, Income and Total Return Bond Funds may buy and sell, and the International Equity Fund will buy and sell, securities (and receive interest and dividends proceeds) in currencies other than the U.S. dollar. Therefore, these Funds may enter from time to time into foreign currency exchange transactions. The Funds will ei-ther enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward con-tracts to purchase or sell foreign currencies. The cost of a Fund's spot cur-rency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold.

 A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency ex-change contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign cur-rency exchange contract generally has no deposit requirement, and is traded at a net price without commission. The Funds will not enter into forward con-tracts for speculative purposes. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

 The Funds may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Funds may also enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, a Fund would enter into a forward contract to sell the foreign currency in which the investment is denominated or princi-pally traded in exchange for U.S. dollars or in exchange for another foreign currency. A Fund will only enter into forward contracts to sell a foreign cur-rency in exchange for another foreign currency if its investment manager ex-pects the foreign currency purchased to appreciate against the U.S. dollar.

 Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause a Fund to assume the risk of fluctuations in the value of the currency purchased vis a vis the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a conse-quence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execu-tion of a hedging strategy is highly uncertain.

 FUTURES CONTRACTS AND OPTIONS. Each Fund may purchase put and call options on securities, indices of securities and futures contracts. The Funds may also purchase and sell futures contracts. Futures contracts on securities and secu-rities indices will be used primarily to accommodate cash flows or in antici-pation of taking a market position when, in the opinion of the investment man-agers, available cash balances do not permit economically efficient purchases of securities. Moreover, a Fund may sell futures and options to "close out" futures and options it may have purchased or to protect against a decrease in the price of securities it owns but intends to sell. The Funds may use futures contracts and options for both hedging and risk management purposes, although not for speculation. See "Futures Contracts and Options on Futures

Contracts" in the Statement of Additional Information.

 The Funds may (a) purchase exchange-traded and over the counter (OTC) put and call options on securities and indexes of securities, (b) purchase and sell futures contracts on securities and indexes of securities and (c) purchase put and call options on futures contracts on securities and indexes of securities. In addition, the Funds may sell (write) exchange-traded and OTC put and call options on securities and indexes of securities and on futures contracts on securities and indexes of securities. The staff of the SEC has taken the posi-tion that OTC options are illiquid and, therefore, together with other illiq-uid securities held by a Fund, cannot exceed 15% of such Fund's net assets. The Funds intend to comply with this limitation.

 The Funds may use options and futures contracts to manage their exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Fund's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Fund's overall strategy in a manner deemed appropriate by the Fund's investment managers and consistent with its objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

 The use of options and futures is a highly specialized activity which in-volves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Fund's return. While the use of these techniques by a Fund may reduce certain risks associated with owning its portfolio securi-ties, these investments entail certain other risks. If a Fund's investment managers apply a strategy at an inappropriate time or judge market conditions or trends incorrectly, options and futures strategies may cause a Fund to ex-perience losses which are potentially unlimited. Certain strategies limit a Fund's potential to realize gains as well as limit its exposure to losses. A Fund could also experience losses if the prices of its options and futures po-sitions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, a Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Fund's turnover rate. For more information on these investment techniques, see the Statement of Additional Information.

 Each of the Funds may purchase and sell put and call options on securities, indexes of securities and futures contracts, or purchase and sell futures con-tracts, only if such options are written by other persons and if (i) the ag-gregate premiums paid on all such options which are held at any time do not exceed 20% of such Fund's total net assets, and (ii) the aggregate margin de-posits required on all such futures and premium on options thereon held at any time do not exceed 5% of such Fund's total assets. The Funds may also be sub-ject to certain limitations pursuant to the regulations of the Commodity Futures Trading Commission. None of the Funds has any current intention of purchasing futures contracts or investing in put and call options on securi-ties, indexes of securities, or futures contracts if more than 5% of its net assets would be at risk from such transactions.

 ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED
SECURITIES. Each Fund may acquire investments that are illiquid or have lim-ited liquidity, such as private placements or investments that are not regis-tered under the Securities Act of 1933, as amended (the "1933 Act"), and can-not be offered for public sale in the United States without first being regis-tered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securi-ties with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

 Acquisitions of illiquid investments by the Funds are subject to the follow-ing non-fundamental policies. Each Fund may not invest in additional illiquid securities if, as a result, more than 15% of the market value of its net as-sets would be invested in illiquid securities. Each of the Funds may also pur-chase Rule 144A securities sold to institutional investors without registra-tion under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the investment managers and approved by the Trustees. The Trustees of the Trust will monitor the implementation of these guidelines on a periodic basis. Because Rule 144A is relatively new, it is not possible to predict how markets in Rule 144A securities will develop. If trading in Rule 144A securities were to decline, these securities could be-come illiquid after being purchased, increasing the level of illiquidity of a Fund. As a result, a Fund holding these securities might not be able to sell these securities when the investment manager wishes to do so, or might have to sell them at less than fair value.

 SHORT-TERM INSTRUMENTS. Each Fund may invest in short-term income securities in accordance with its investment objective and policies as described above. The Funds may also make money market investments pending other investments or settlement, or to maintain liquidity to meet shareholder redemptions. In ad-verse market conditions and for temporary defensive purposes only, each of the Funds may temporarily invest their respective assets without limitation in short-term investments. Short-term investments include: obligations of the U.S. Government and its agencies or instrumentalities; commercial paper and other debt securities; variable and floating rate securities; bank obliga-tions; repurchase agreements collateralized by these securities; shares of other investment companies that primarily invest in any of the above-refer-enced securities; and, in the case of the International Equity Fund, cash and bank instruments denominated in foreign currencies. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. Other corporate obligations in which the Funds may invest consist of high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corpora-tions. The Funds may invest in commercial paper issued by major corporations in reliance on the exemption from registration afforded by Section 3(a)(3) of the 1933 Act. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commer-cial paper is conducted primarily by institutional investors through invest-ment dealers, and individual investor participation in the commercial paper market is very limited.

 Each Fund may invest in U.S. dollar-denominated certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by do-mestic banks and domestic or foreign branches or subsidiaries of foreign banks. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Such in-struments include Yankee Certificates of Deposit ("Yankee CDs"), which are certificates of deposit denominated in U.S. dollars and issued in the United States by the domestic branch of a foreign bank. Time deposits are non-nego-tiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds are not insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government. The Funds will not invest, respectively, more than 15% of the value of their net assets in time deposits maturing in longer than seven days and other instruments which are deemed illiquid or not readily marketable. Bankers' acceptances are credit instruments evidencing the obliga-tion of a bank to pay a draft drawn on it by a customer. These instru-ments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations in which the Funds may invest include uninsured, direct obligations which have ei-ther fixed, floating or variable interest rates.

 The Funds will limit their short-term investments to those U.S. dollar-denomi-nated instruments which are determined by or on behalf of the Board of Trustees of the Trust to present minimal credit risks and which are of "high quality" as determined by a major rating service (i.e., rated P-1 by Moody's or A-1 by S&P) or, in the case of instruments which are not rated, are deemed to be of compa-rable quality by the investment managers under the supervision of the Board of Trustees of the Trust. The Funds may invest in obligations of banks which at the date of investment have capital, surplus and undivided profits (as of the date of their most recently published financial statements) in excess of $100 million. Investments in high quality short-term instruments may, in many cir-cumstances, result in a lower yield than would be available from investments in instruments with a lower quality or longer term.

 SECURITIES LENDING. The Funds may seek to increase their income by lending se-curities to banks, brokers or dealers and other recognized institutional in-vestors. Such loans may not exceed 30% of the value of a Fund's total assets. In connection with such loans, each Fund will receive collateral consisting of cash, U.S. Government or other high quality securities, irrevocable letters of credit issued by a bank, or any combination thereof. Such collateral will be maintained at all times in an amount equal to at least 100% of the current mar-ket value of the loaned securities. A Fund can increase its income through the investment of any such collateral consisting of cash. Such Fund continues to be entitled to payments in amounts equal to the interest or dividends payable on the loaned security, and in addition, if the collateral received is other than cash, receives a fee based on the amount of the loan. Such loans will be termi-nable at any time upon specified notice. A Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

 SHORT SALES "AGAINST THE BOX". In a short sale, a Fund sells a borrowed secu-rity and has a corresponding obligation to the lender to return the identical security. A Fund may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box". A Fund may make a short sale as a hedge, when it be-lieves that the value of a security owned by it (or a security convertible or exchangeable for such security) may decline, or when a Fund wants to sell the security at an attractive current price but wishes to defer recognition of gain or loss for tax purposes. Not more than 40% of a Fund's total assets would be involved in short sales "against the box".

 CERTAIN OTHER OBLIGATIONS. Consistent with their respective investment objec-tives, policies and restrictions, the Funds may also invest in participation interests, guaranteed investment contracts and zero coupon obligations. See the Statement of Additional Information. In order to allow for investments in new instruments that may be created in the future, upon the Trust supplementing this Prospectus, a Fund may invest in obligations other than those listed pre-viously, provided such investments are consistent with the Fund's investment objective, policies and restrictions.

 DERIVATIVE CONTRACTS AND SECURITIES. The term "derivative" has traditionally been applied to certain contracts (including futures, forward, option and swap contracts) that derive their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incor-porate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities derived from the cash flows from underlying securities, mortgages or other obligations.

 Derivatives contracts and securities can be used to reduce or increase the volatility of a Fund's total per-formance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments such as stocks and bonds, derivatives do not necessarily present greater market risks than tradi-tional investments. The Funds will only use derivative contracts for the pur-poses disclosed in the applicable sections above. To the extent that a Fund invests in securities that could be characterized as derivatives, such as mortgage pass-throughs and collateralized mortgage obligations, it will only do so in a manner consistent with its investment objective, policies and limi-tations.

 PORTFOLIO TURNOVER RATE. Although the Funds generally seek to invest for the long term, each Fund may sell securities irrespective of how long such securi-ties have been held. Each Fund may sell a portfolio investment immediately af-ter its acquisition if the investment managers believe that such a disposition is consistent with the investment objective of the particular Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable in-vestment opportunity or other circumstances bearing on the desirability of continuing to hold such investments.

 A high rate of portfolio turnover may involve correspondingly greater broker-age commission expenses and other transaction costs, which must be borne di-rectly by the Fund and ultimately by the shareholders of the respective Funds. High portfolio turnover may result in the realization of substantial net capi-tal gains. To the extent net short-term capital gains are realized, any dis-tributions resulting from such gains are considered ordinary income for Fed-eral income tax purposes. See "Tax Matters" below.

                                     * * *

 As diversified investment companies, 75% of the assets of each Fund are rep-resented by cash and cash items (including receivables), government securi-ties, securities of other investment companies, and other securities which for purposes of this calculation are subject to the following fundamental limita-tions: (a) the Fund may not invest more than 5% of its total assets in the se-curities of any one issuer, and (b) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. In addition, each Fund may not invest 25% or more of its assets in the securities of issuers in any one industry. These are fun-damental investment policies of each Fund which may not be changed without investor approval. For purposes of these policies and limitations, each Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

 The Statement of Additional Information includes further discussion of in-vestment strategies and techniques, and a listing of other fundamental invest-ment restrictions and non-fundamental investment policies which govern the in-vestment policies of each Fund. Fundamental investment restrictions may not be changed, in the case of each Fund, without the approval of that Fund's share-holders. If a percentage restriction (other than a restriction as to borrow-ing) or a rating restriction on investment or utilization of assets is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a later change in the rating of a security held by a Fund is not con-sidered a violation of the policy.

 The investment objective of each Fund may be changed without the approval of that Fund's shareholders, but not without written notice thereof to that Fund's shareholders thirty days prior to implementing the change. If there were a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then-cur-rent financial position and needs. There can, of course, be no assurance that the investment objective of a Fund will be achieved. See "Investment Objec-tives, Policies and Restrictions" in the Statement of Additional Information for a description of the fundamental investment policies and restrictions of each

Fund that cannot be changed without approval by the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of that Fund. Except as stated otherwise, all investment objectives, policies, strategies and restrictions described herein and in the Statement of Additional Informa-tion are non-fundamental.

                               PRICING OF SHARES

 The net asset value of each Fund is determined and the Shares of each Fund are priced for purchases and redemptions at the close of regular trading hours on the New York Stock Exchange (the "NYSE"), currently 4:00 p.m. (Eastern time). Net asset value and pricing for each Fund are determined on each day both the NYSE is open for trading and the Funds are open for business ("Busi-ness Day"). Currently, the days on which the Funds are closed (other than weekends) are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. A Fund's net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets allocable to its Shares, less the liabilities allocable to its Shares, by the number of its outstanding Shares.

 Assets in the Funds which are traded on a recognized domestic stock exchange or are quoted on a national securities market are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on such national securities market. Securities in the Funds which are traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices, and securities in such Funds for which there were no transactions are valued at the average of the most recent bid and asked prices. Restricted securities, securities for which market quo-tations are not readily available, and other assets are valued at fair value, pursuant to guidelines adopted by the Board of Trustees of the Trust. Absent unusual circumstances, debt securities maturing in 60 days or less are valued at amortized cost.

 Securities of the Funds which are primarily traded on foreign securities ex-changes are generally valued at the preceding closing values of such securi-ties on their respective exchanges, except that when an event subsequent to the time when value was so established is likely to have changed such value, then the fair value of those securities will be determined after consideration of such events and other material factors, all under the direction and guid-ance of the Board of Trustees of the Trust. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Absent unusual circum-stances, investments in foreign debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. All other foreign se-curities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies estab-lished by the Board of Trustees of the Trust. For valuation purposes, quota-tions of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion. Some of the securities acquired by the Funds may be traded on foreign exchanges or over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the Shares may be significantly affected on days when in-vestors can neither purchase nor redeem a Fund's Shares. The administrators have undertaken to price the securities held by the Funds, and may use one or more independent pricing services in connection with this service. The methods used by the pricing services and the valuations so established will be re-viewed by each Fund's investment managers and the administrators under the general supervision of the Board of Trustees of the Trust.

                  HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

PURCHASE OF SHARES

 Shares of each Fund may be purchased without a sales charge on any Business Day at the net asset value next determined after an order is transmitted to the Trust's transfer agent, Chase Global Funds Services Company ("CGFSC"), or another entity on behalf of the Trust, and received by the distributor, Edgewood Services, Inc. (the "Dis-tributor"), in good order. There is no minimum amount for initial or subse-quent investments. Purchase orders for Shares received prior to the close of regular trading on the NYSE on any day that a Fund's net asset value is calcu-lated are priced according to the net asset value determined on that day. Pur-chase orders received in good order after the close of regular trading on the NYSE are priced as of the time the net asset value per share is next deter-mined. The Distributor has established procedures for purchasing Shares in or-der to accommodate different types of investors (see "Purchase Procedures" be-low).

 Shares of each Fund may be purchased only in those states where they may be lawfully sold. The Trust reserves the right to cease offering Shares for sale at any time and the Distributor and the Trust each reserve the right to reject any order for the purchase of Shares.

PURCHASE PROCEDURES

 Shares may be purchased directly only by institutional investors ("Institu-tional Investors"). An Institutional Investor (a "Shareholder Organization") that has entered into an agreement with the Trust may elect to hold of record Shares for its customers ("Customers") and to record beneficial ownership of Shares on the account statements provided to its Customers. In that case, it is each Shareholder Organization's responsibility to transmit to the Distribu-tor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to CGFSC in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such purchases and redemptions by Shareholder Organizations for the benefit of their Customers will be sent by CGFSC to the particular Shareholder Organiza-tion. In the alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase and re-demption orders with the Funds, CGFSC will send confirmations of such transac-tions and periodic account statements directly to the shareholders of record. Shares in the Funds bear the expense of fees payable to Shareholder Organiza-tions for such services. See "Management of the Trust--Shareholder Organiza-tions." Certificates will not be issued for Shares.

 Customers may agree with a particular Shareholder Organization to make a min-imum purchase with respect to their accounts. Depending upon the terms of the particular account, Shareholder Organizations may charge a Customer's account fees for automatic investment and other cash management services provided. Customers should contact their Shareholder Organization directly for further information.

Purchases by Wire

 Institutional Investors may purchase Shares by wiring federal funds to CGFSC. Prior to making an initial investment by wire, an investor must telephone CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755) for in-structions, including a Wire Control Number. Federal funds and registration instructions should be wired through the Federal Reserve System to:

  The Chase Manhattan Bank
  ABA #021000021
  Excelsior Institutional Trust
  Credit DDA #910-2-733046
  [Account Registration]
  [Account Number]
  [Wire Control Number]

 Purchases of Shares by Federal funds wire will be effected at the net asset value per Share next determined after receipt of the purchase order in good form, provided that the Federal funds wire has been received by the Fund's custodian on that Business Day.

 It is intended that each Fund will be as fully invested at all times as is reasonably practicable in order to enhance the return on its assets. According-ly, in order to make investments immediately, a Fund must have Federal funds available. Purchase orders received after 4:00 p.m. (Eastern time) in good or-der will be effected at the net asset value next determined even if a Fund re-ceived Federal funds on that day.

 Investors making initial investments by wire must promptly complete the appli-cation accompanying this Prospectus and forward it to CGFSC. No account appli-cation is required for subsequent purchases. Completed applications should be directed to:

  Excelsior Institutional Trust
  c/o Chase Global Funds Services Company
  P.O. Box 2798
  Boston, MA 02208-2798

 The application may also be sent via facsimile. Please contact CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755) for complete instructions. Redemptions by investors will not be processed until the completed application for purchase of Shares has been received and accepted by CGFSC. Investors mak-ing subsequent investments by wire should follow the above instructions.

Purchases by Telephone

 Institutional Investors may place a purchase order by calling CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755). The purchase by telephone will be effected at the net asset value per Share next determined after receipt of the purchase order in good order.

 By utilizing the telephone purchase option, the Institutional Investor autho-rizes CGFSC and the Distributor to act upon telephone instructions believed to be genuine. THE TRUST, CGFSC AND THE DISTRIBUTOR WILL NOT BE HELD LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON SUCH INSTRUCTION. ACCORD-INGLY, INSTITUTIONAL INVESTORS BEAR THE RISK OF LOSS. THE TRUST WILL EMPLOY REASONABLE PROCEDURES TO CONFIRM THAT INSTRUCTIONS COMMUNICATED BY TELEPHONE ARE GENUINE, INCLUDING, WITHOUT LIMITATION, RECORDING TELEPHONIC INSTRUCTIONS AND/OR REQUIRING THE CALLER TO PROVIDE SOME FORM OF PERSONAL IDENTIFICATION.

 This option may be modified or terminated at any time. The Trust currently does not charge a fee for this service, although some Shareholder Organizations may charge their Customers fees. Customers should contact their Shareholder Or-ganizations directly for further information.

REDEMPTION OF SHARES

 Institutional Investors may redeem all or any portion of the Shares in their account at the net asset value per Share next determined after proper receipt in good form of an order for redemption. Proceeds from redemption orders re-ceived by 4:00 p.m. (Eastern time) will normally be sent the next Business Day; proceeds are sent in any event within five Business Days.

 It is necessary for Institutional Investors and other entities to have on file appropriate documentation authorizing redemptions by the institution or entity before a redemption request is considered to be in proper form. In some cases, additional documentation may be requested.

 Investment return and principal value of an investment in each Fund will fluc-tuate, so that the value of Shares redeemed may be more or less than the share-holder's cost. Redemptions of Shares are taxable events on which a shareholder may realize a gain or loss.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Funds in accordance with the procedures governing their accounts at their Shareholder Organization. It is the responsi-bility of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis.

 Customers redeeming Shares through certain Shareholder Organizations or certi-fied financial planners may incur transaction charges in connection with such redemptions. Such Customers should contact their Shareholder Organizations for further information on transaction fees.

 Institutional Investors may redeem all or part of their Shares in accordance with any of the procedures described below. These procedures only apply to Cus-tomers of Shareholder Organizations for whom individual accounts have been es-tablished with CGFSC. Customers whose individual accounts are maintained by Shareholder Organizations must contact their Shareholder Organization directly to redeem Shares.

 If any portion of the Shares to be redeemed represents an investment made by check, the Trust and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations; such collection process may take up to 15 days. An Institutional Investor who anticipates the need for more immediate access to its investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connec-tion with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a check is not collected, the purchase will be canceled and CGFSC will charge a fee of $25.00 to the Institutional Investor's account.

Redemption by Wire or Telephone

 Institutional Investors who maintain an account at CGFSC and have so indicated on their application, or have subsequently arranged in writing to do so, may redeem Shares by instructing CGFSC, by wire or telephone, to wire the redemp-tion proceeds directly to the investor's predesignated bank account at any com-mercial bank in the United States. Institutional Investors may have their Shares redeemed by wire by instructing CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755). No charge is imposed by the Trust for wiring re-demption payments to Institutional Investors although Shareholder Organizations may charge Customers for wiring or crediting such redemption payments to their accounts. Information relating to such redemption services and charges, if any, is available to Customers directly from their Shareholder Organizations.

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank account designated to receive redemption pro-ceeds, an Institutional Investor must send a written request to the Trust at the address listed below under "Redemption by Mail". Such requests must be signed by the investor, with signatures guaranteed (see "Redemption by Mail" below for details regarding signature guarantees). Further documentation may be requested.

 CGFSC and the Distributor reserve the right to refuse a wire or telephone re-demption. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by the Trust or the Distributor. THE TRUST, CGFSC AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELEPHONE INSTRUCTIONS BELIEVED TO BE GENUINE. ACCORDINGLY, SHARE-HOLDERS WILL BEAR THE RISK OF LOSS. THE TRUST WILL EMPLOY REASONABLE PROCEDURES TO CONFIRM THAT INSTRUCTIONS COMMUNICATED BY TELEPHONE ARE GENUINE, INCLUDING, WITHOUT LIMITATION, RECORDING TELEPHONE INSTRUCTIONS AND/OR REQUIRING THE CALLER TO PROVIDE SOME FORM OF PERSONAL IDENTIFICATION.

Redemption by Mail

 Shares may be redeemed by an Institutional Investor by submitting a written request for redemption to:

  Excelsior Institutional Trust
  c/o Chase Global Funds Services Company
  P.O. Box 2798
  Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed for each registered owner by its authorized officer exactly as the Shares are registered.

 A redemption request for an amount in excess of $50,000, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be ac-companied by signature guarantees from any eligible guarantor institution ap-proved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eli-gible guarantor institutions generally include banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Medallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Signature Guarantee Guide-lines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755) or at the address given above. CGFSC may require additional support-ing documents. A redemption request will not be deemed to be properly received in good form until CGFSC receives all required documents in proper form.

 Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755).

Other Redemption Information

 Except as described in "Investor Programs" below, Institutional Investors may be required to redeem Shares in a Fund after 60 days' written notice if due to investor redemptions the balance in the particular account with respect to the Fund remains below $500. If a Customer has agreed with a particular Shareholder Organization to maintain a minimum balance with re-spect to Shares of a Fund and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of its Shares to the extent necessary to maintain the required minimum balance.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Shares of a Fund may be exchanged without payment of any exchange fee for Shares of another Fund described herein and for shares of the Institutional Money Fund of Excelsior Funds at their net asset value, provided that such shares may legally be sold in the state of the investor's residence. The Insti-tutional Money Fund is a money market fund which seeks to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

 An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in shares of another portfolio of the Trust or Excelsior Funds. The redemption will be made at the per Share net asset value of the Shares being redeemed next determined after the exchange re-quest is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next deter-mined after receipt of the exchange request in good order.

 An exchange of shares is treated for Federal and state income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an ex-changing shareholder may, therefore, realize a taxable gain or loss in connec-tion with the exchange. Shareholders exchanging Shares of a Fund for shares of another portfolio should carefully review the prospectus relating to the ac-quired shares prior to making an exchange.

 The exchange option may be changed, modified or terminated at any time. The Trust currently does not charge a fee for this service, although some Shareholder Organizations may charge their Customers fees. Customers should contact their Shareholder Orga-nizations directly for further information.

 Exchanges by Telephone. For Institutional Investors who have previously se-lected the telephone exchange option, an exchange order may be placed by call-ing CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755). By establishing the telephone exchange option, the Institutional Investor autho-rizes CGFSC and the Distributor to act upon telephone instructions believed to be genuine. THE TRUST, EXCELSIOR FUNDS, CGFSC AND THE DISTRIBUTOR ARE NOT RE-SPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TELEPHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, THE TRUST AND EXCELSIOR FUNDS WILL USE SUCH PROCE-DURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 During periods of substantial economic or market change, telephone exchanges may be difficult to complete. If an Institutional Investor is unable to con-tact CGFSC by telephone, the Institutional Investor may also deliver the ex-change request to CGFSC in writing at the address noted above under "Redemp-tion by Mail."

RETIREMENT PLANS

 Shares are available for purchase by Institutional Investors in connection with the following tax-deferred prototype retirement plans offered by United States Trust Company of New York:

 IRAs (including "rollovers" from existing retirement plans) for individuals and their eligible non-working spouses;

 Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

 Keogh Plans for self-employed individuals.

 Institutional Investors or Customers of Shareholder Organizations investing in Shares pursuant to a retirement plan are not subject to the minimum invest-ment and mandatory redemption provisions described above. Detailed information concerning eligibility, service fees and other matters related to these plans is available from the Trust by calling CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755). Customers of Shareholder Organizations may pur-chase Shares pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

                                  TAX MATTERS

 Each year the Trust intends to qualify each Fund and elect that each Fund be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Provided a Fund meets all income, distribution and diversification requirements of the Code, and distributes all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, no Federal income or excise taxes will be required to be paid from that Fund, although foreign-source income of a Fund may be subject to foreign withholding taxes. If a Fund fails to qualify as a "regulated investment company" in any year, the Fund would incur a regular corporate Federal income tax upon its in-vestment company taxable income and the Fund's distributions would also gener-ally be taxable as ordinary dividend income to shareholders.

 To satisfy various requirements in the Code, each Fund expects to distribute virtually all of its net income each year. Shareholders of a Fund normally will have to pay Federal income taxes and any state or local taxes on the div-idends and net capital gain distributions, if any, they receive from a Fund. Dividends from ordinary income and any distributions from net short-term capi-tal gains are taxable to shareholders as ordinary income for federal income tax purposes. Distributions of net capital gains are taxable to shareholders as long-term capital gains without regard to the length of time the sharehold-ers have held their Shares. Dividends and distributions, if any, paid to shareholders will be treated in the same manner for Federal income tax pur-poses whether received in cash or reinvested in additional Shares of a Fund.

 In the case of corporate shareholders, distributions (other than capital gain dividends) will qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by a Fund for the year. Generally, a "qualifying dividend" is a dividend that has been received from a domestic corporation. Availability of the deduction for particular sharehold-ers is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date before the end of the year will be deemed for tax purposes to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

 At the end of each calendar year, each shareholder receives information for tax purposes on the dividends and other distributions received during that calendar year, including the portion thereof taxable as ordinary income, the portion taxable as long-term capital gains, the portion (if any) which consti-tutes a return of capital (which is generally free of tax but results in a ba-sis reduction), and the amount of dividends (if any) which may qualify for the dividends-received deduction for corporations.

 In general, any gain or loss realized upon a taxable disposition of Shares of a Fund by a shareholder that holds such Shares as a capital asset will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months and otherwise as a short-term capital gain or loss. Howev-er, any loss realized upon a redemption of Shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those Shares. Any loss realized upon a disposition of Shares may also be disallowed under rules relating to wash sales.

 If more than 50% of the value of the International Equity Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the International Equity Fund may elect to "pass through" to shareholders foreign income taxes paid by that Fund. Under those circumstanc-es, the Fund will notify shareholders of their pro rata portion of the foreign income taxes paid by the Fund. Shareholders may be eligible for foreign tax credits or deductions with respect to those taxes, but will be required to treat the amount of the taxes as an amount distributed to them and thus includable in their gross income for federal income tax purposes.

 The Trust may be required to withhold Federal income tax at the rate of 31% from all taxable distributions and redemption proceeds payable to shareholders who do not provide the Trust with their correct taxpayer identification number or make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Such withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's Federal income tax liability.

 Under current law, neither the Trust, as a Delaware business trust, nor the Funds are liable for any income or franchise tax in the State of Delaware as long as the Funds continue to qualify as "regulated investment companies" un-der the Code.

 The foregoing discussion is intended for general information only. An in-vestor should consult with his own tax advisor as to the tax consequences of an investment in the Funds, including the status of distributions from the Funds under applicable state and local laws.

                            MANAGEMENT OF THE TRUST

 The Board of Trustees of the Trust provides general supervision over the af-fairs of the Trust. The Trustees decide upon matters of general policy and re-view the actions of service providers such as the investment managers, the ad-ministrators, the Distributor and others.

INVESTMENT MANAGERS

Equity, Value Equity, Optimum Growth, Income and Total Return Bond Funds

 United States Trust Company of New York ("U.S Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust") serve as the investment adviser to the Equity, Value Equity, Optimum Growth, Income and Total Return Bond Funds. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System and is one of the twelve members of the New York Clear-ing House Association. U.S. Trust Connecticut is a Connecticut state bank and trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding company.

 U.S. Trust provides trust and banking services to individuals, corporations and institutions both nationally and internationally, including investment man-agement, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 1996, the Asset Management Groups of U.S. Trust New York and U.S. Trust Connecticut had approximately $53 billion in aggregate assets under management. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal offices at 225 High Ridge Road, East Building, Stamford, Connecticut 06905.

 With respect to the Equity, Value Equity, Optimum Growth, Income and Total Re-turn Bond Funds, U.S. Trust makes decisions with respect to and places orders for all purchases and sales of portfolio securities, and maintains records re-lating to such purchases and sales.

 The following persons are primarily responsible for the day-to-day management of the following Funds:

Equity Fund........................................ Leigh H. Weiss, Senior Vice
                                                    President and Senior
                                                    Portfolio Manager, U.S.
                                                    Trust (since ^ 1993);
                                                    Portfolio Manager of the
                                                    Fund since January 1996;
                                                    Portfolio Manager, Goldman
                                                    Sachs & Co. (from 1981 to
                                                    1993).
Value Equity Fund..................................
                                                    David J. Williams, Managing
                                                    Director and Senior
                                                    Portfolio Manager, U.S.
                                                    Trust (since 1987);
                                                    Portfolio Manager of the
                                                    Fund since inception.
Income and Total Return Bond Funds.................

                                                    Alexander R. Powers, Senior
                                                    Vice President and Manager
                                                    of Taxable Fixed-Income
                                                    Investments since July 1996;
                                                    Portfolio Manager of the
                                                    Funds since December 1996;
                                                    Manager of Taxable Fixed-
                                                    Income Investments, Chase
                                                    Asset Management from 1988
                                                    to 1996.

 All investment decisions for the Optimum Growth Fund are made by a committee of investment professionals and no persons are primarily responsible for making recommendations to that committee.

 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreements, U.S. Trust is entitled to be paid a fee, computed daily and paid monthly, at the annual rate of .65% of the average daily net assets of each of the Equity, Value Equity, Optimum Growth, Income and Total Return Bond Funds.

 Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Equity, Value Equity, Optimum Growth, Income and Total Return Bond Funds pursuant to advisory agreements substantially similar to the Investment Advi-sory Agreements currently in effect for the Funds. For the period ended March 31, 1997, U.S. Trust New York received an advisory fee at the effective annual rates of .43%, .23%, .24%, .19% and .23% of the average daily net assets of the Equity, Value Equity, Optimum Growth, Income and Total Return Bond Funds, respectively. For the same period, U.S. Trust New York waived advisory fees at the effective annual rates of .22%, .42%, .41%, .46% and .42% of the average daily net assets of the Equity, Value Equity, Optimum Growth, Income and Total Return Bond Funds, respectively.

 From time to time, U.S. Trust may voluntarily waive all or a portion of the advisory fees payable to it by a Fund, which waiver may be terminated at any time. See "Management of the Trust--Shareholder Organizations" for additional information on fee waivers.


Balanced and International Equity Funds

 United States Trust Company of The Pacific Northwest ("U.S. Trust Pacific") serves as investment adviser to the Balanced and International Equity Funds. U.S. Trust Pacific, which has its principal offices at 4380 Southwest Macadam Avenue, Suite 450, Portland, Oregon 97201, is an indirect wholly-owned subsid-iary of U.S. Trust Corporation.

 U.S. Trust Pacific has delegated the daily management of the investment port-folios of the Balanced and International Equity Funds to the investment manag-ers named below, acting as sub-advisers (the "Sub-Advisers"):

Balanced Fund...................................... Becker Capital Management,
                                                    Inc. ("Becker")
International Equity Fund..........................
                                                    Harding, Loevner Management,
                                                    L.P. ("Harding Loevner")

 Subject to the general guidance and policies set by the Trustees of the Trust, U.S. Trust Pacific provides general supervision over the investment management functions performed by each of the Sub-Advisers. U.S. Trust Pacific closely monitors the Sub-Advisers' application of these Funds' investment pol-icies and strategies, and regularly evaluates the Sub-Advisers' investment re-sults and trading practices.

 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreements, U.S. Trust Pacific is entitled to be paid a fee, computed daily and paid monthly, at the following annual rates: .65% of the average daily net assets of the Balanced Fund; and 1.00% of the average daily net as-sets of the International Equity Fund.

 For the period ended March 31, 1997, U.S. Trust Pacific received advisory fees at the effective annual rates of .42% and .41% of the average daily net assets of the Balanced and International Equity Funds, respectively. For the same period, U.S. Trust Pacific waived advisory fees at the effective annual rates of .23% and .59% of the average daily net assets of the Balanced and In-ternational Equity Funds, respectively.

 From time to time, U.S. Trust Pacific may voluntarily waive all or a portion of the advisory fees payable to it by a Fund, which waiver may be terminated at any time. See "Management of the Trust--Shareholder Organizations" for ad-ditional information on fee waivers.

 Pursuant to sub-advisory agreements, the Sub-Advisers make the day-to-day in-vestment decisions and portfolio selections for the Balanced and International Equity Funds, consistent with the general guidelines and policies established by U.S. Trust Pacific and the Board of Trustees of the Trust. For the invest-ment management services they provide to the Funds, the Sub-Advisers are com-pensated only by U.S. Trust Pacific, and receive no fees directly from the Trust. For their services, the Sub-Advisers are entitled to receive from U.S. Trust Pacific fees at a maximum annual rate equal to the percentages specified below of the Funds' average daily net assets: (a) .425% for the Balanced Fund and (b) .50% for the Inter-national Equity Fund. Each Sub-Adviser has agreed to waive a portion of its sub-advisory fees with respect to its respective Fund, which waivers may be terminated at any time. The Sub-Advisers furnish at their own expense all services, facilities and personnel necessary in connection with managing the Funds' investments and effecting securities transactions for the Funds. For the period ended March 31, 1997, Becker and Harding Loevner received sub-advi-sory fees at the effective annual rates of .24% and .50% of the average daily net assets of the Balanced and International Equity Funds, respectively. For the same period, Becker waived sub-advisory fees at the effective annual rate of .185% of the average daily net assets of the Balanced Fund.

 Becker, the Sub-Adviser for the Balanced Fund, maintains its principal of-fices at 2185 Pacwest Center, Portland, OR 97204. As of June 30, 1997, Becker had approximately $2.15 billion in assets under management. The person primar-ily responsible for the day-to-day management of the Balanced Fund is Donald
L. Wolcott, C.F.A., Vice President and Portfolio Manager of Becker. Mr. Wol-cott joined Becker in 1987 and brings 21 years of experience in investment management to his position.

 Harding Loevner, the Sub-Adviser for the International Equity Fund, maintains its principal offices at 50 Division Street, Suite 401, Somerville, NJ 08876. As of June 30, 1997, Harding Loevner had approximately $1.61 billion in assets under management. All investment management decisions of Harding Loevner are made by an investment group and not by portfolio managers individually.

                                    *  *  *
 In executing portfolio transactions for the Funds, the investment managers may use affiliated brokers in accordance with the requirements of the 1940 Act. The investment managers may also take into account the sale of the Trust's shares in allocating brokerage transactions.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Fund's administrators (the "Administrators") and provide them with general administrative and operational assistance. The Administrators also serve as administrators of all of the portfolios of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc., which are also advised by U.S. Trust and its affili-ates and distributed by the Distributor. For the services provided to all portfolios of the Trust (except the International Equity Fund), Excelsior Funds, Inc. (except the international portfolios of Excelsior Funds, Inc.), and Excelsior Tax-Exempt Funds, Inc., the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggre-gate average daily net assets of the three companies (excluding the interna-tional portfolios of the Trust and Excelsior Funds, Inc.) as follows:

     COMBINED AGGREGATE AVERAGE DAILY NET ASSETS OF EXCELSIOR
                           FUNDS, INC.,
                 EXCELSIOR TAX-EXEMPT  FUNDS, INC.
                AND  EXCELSIOR INSTITUTIONAL TRUST
                   (EXCLUDING THE  INTERNATIONAL
                PORTFOLIOS OF EXCELSIOR FUNDS, INC.
                AND EXCELSIOR INSTITUTIONAL TRUST)                  ANNUAL FEE
     ---------------------------------------------------------      ----------
first $200 million.................................................    .200%
next $200 million..................................................    .175%
over $400 million..................................................    .150%

 Administration fees payable to the Administrators by each portfolio of the Trust, Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. pursuant to the fee schedule above are allocated in proportion to their relative average daily net assets at the time of determination. The Administrators are jointly entitled to an annual fee from the International Equity Fund, computed daily and paid monthly, at the annual rate of .20% of the Fund's average daily net assets. From time to time, the Administrators may voluntarily waive all or a portion of the administration fees payable to them by a Fund, which waivers may be terminated at any time. See "Management of the Trust--Shareholder Orga-nizations" for additional information on fee waivers.

 Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S.
Trust New York served as the Funds' administrators pursuant to an administra-tion agreement substantially similar to the administration agreement currently in effect for the Funds. For the period ended March 31, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York received an aggregate adminis-tration fee at the effective annual rates of .15%, .15%, .15%, .15%, .20%,
 .15% and .15% of the average daily net assets of the Equity, Value Equity, Op-timum Growth, Balanced, International Equity, Income and Total Return Bond Funds, respectively.

DISTRIBUTOR

 Pursuant to a Distribution Agreement, Edgewood Services, Inc. (the "Distribu-tor"), Clearing Operations, P.O. Box 897, Pittsburgh, Pennsylvania 15230-0897, acts as principal underwriter for the Shares. Edgewood Services, Inc., a reg-istered broker-dealer and a wholly-owned subsidiary of Federated Investors, is unaffiliated with U.S. Trust or any of its affiliates.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational sup-port. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and en-gineering computer software programs that emphasize the attributes of the Funds. Such payments will be predicated upon the amount of Shares the finan-cial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

SHAREHOLDER ORGANIZATIONS

 As described above under "Purchase Procedures," the Trust may enter into agreements with certain Shareholder Organizations--firms that provide servic-es, which may include acting as record shareholder, to their Customers who beneficially own Shares. As a consideration for these services, a Fund will pay the Shareholder Organization an administrative service fee up to the an-nual rate of .40% of the average daily net asset value of its Shares held by the Shareholder Organization's Customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and re-ceiving funds in connection with Customer orders to purchase, exchange or re-deem Shares; and providing periodic statements. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's investment. Until further notice, U.S. Trust, U.S. Trust Pacific and the Administrators have voluntarily agreed to waive fees payable by a Fund in an aggregate amount equal to administrative service fees payable by that Fund.

CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase") serves as custodian of the Funds' assets. Communications to the custodian should be directed to Chase, Mutual Funds Service Division, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245. CGFSC, 73 Tremont Street, Boston, Massachusetts 02108, serves as the transfer agent for the Funds, providing transfer agency, dividend disbursement and reg-istrar services. CGFSC is a subsidiary of Chase.

EXPENSES

 The expenses of the Trust include the compensation of its Trustees who are not affiliated with the investment managers; governmental fees; interest charges; taxes; fees and expenses of the investment advisers and Administra-tors, of independent auditors, of legal counsel and of any transfer agent, custodian, registrar or dividend disbursing agent of the Trust; insurance pre-miums; and expenses of calculating the net asset value of, and the net income on, Shares of the Funds.

 Expenses of the Trust also include expenses of distributing and redeeming Shares and servicing shareholder accounts; expenses of preparing, printing and mailing prospectuses, reports, notices, proxy statements and reports to share-holders and to governmental offices and commissions; expenses of shareholder and Trustee meetings; expenses relating to the issuance, registration and qualification of Shares of each Fund and the preparation, printing and mailing of prospectuses for such purposes; and membership dues in the Investment Com-pany Institute allocable to the Trust.

 Bank Regulatory Matters. The Glass-Steagall Act and applicable banking laws and regulations generally prohibit certain financial institutions such as U.S. Trust from engaging in the business of underwriting securities of open-end in-vestment companies such as the Trust. U.S. Trust and U.S. Trust Pacific be-lieve that the investment advisory services performed by U.S. Trust or U.S. Trust Pacific under the Advisory Agreements with the Trust and the activities performed by U.S. Trust Connecticut as one of the administrators for the Funds do not constitute underwriting activities and are consistent with the require-ments of the Glass-Steagall Act. In addition, U.S. Trust and U.S. Trust Pa-cific believe that this combination of individually permissible activities is consistent with the Glass-Steagall Act and other Federal or state legal and regulatory precedent. There is presently no controlling precedent regarding the performance of a combination of investment advisory, administrative and/or shareholder servicing activities by banks. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial in-stitutions may be required to register as dealers pursuant to state securities law. Future changes in either Federal statutes or regulations relating to the permissible activities of banks, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent a bank from continuing to perform all or part of its servicing or investment management activities. If a bank were prohibited from so acting, its shareholder customers would be permitted to remain Fund shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Funds might occur and a shareholder serviced by such bank might no longer be able to avail himself of any automatic investment or other services then being provided by such bank. The Trustees of the Trust do not expect that shareholders of the Funds would suffer any adverse financial consequences as a result of these occurrences.

 Certain Relationships and Activities. U.S. Trust, U.S. Trust Pacific and their affiliates may have deposit, loan and other commercial banking relation-ships with the issuers of securities which may be purchased on behalf of the Funds, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. U.S. Trust and U.S. Trust Pacific have informed the Trust that, in making investment deci-sions, they do not obtain or use material inside information in their posses-sion or in the possession of any of their affiliates. In making investment recommendations, U.S. Trust and U.S. Trust Pacific will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Fund is a customer of U.S. Trust or U.S. Trust Pacific, their par-ents or their subsidiaries or affiliates. When dealing with its customers, U.S. Trust, U.S. Trust Pacific, their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such custom-ers are held by any Fund managed by U.S. Trust, U.S. Trust Pacific or any such affiliate.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

 Dividends equal to all or substantially all of each Fund's net investment in-come will be declared and paid as follows: For the Equity, Value Equity, Opti-mum Growth and Balanced Funds, dividends will be declared and paid at least quarterly; for the Income and Total Return Bond Funds, dividends will be de-clared daily and paid at least monthly; and for the International Equity Fund, dividends will be declared and paid at least once a year.

 Long-term capital gains, if any, for each Fund will be distributed once a year, usually in December, if a Fund's profits during that year from the sale of securities held for longer than the applicable period exceed losses during such year from the sale of securities together with any net capital losses car-ried forward from prior years (to the extent not used to offset short-term cap-ital gains). Net short-term capital gains realized during a Fund's fiscal year will also be distributed during such year. Each Fund's net income for dividend purposes consists of (i) all accrued income, whether taxable or tax-exempt, plus discount earned on the Fund's assets, less (ii) amortization of premium on such assets, accrued expenses directly attributable to the Fund, and the gen-eral expenses or the expenses common to more than one Fund (e.g., legal, admin-istrative, accounting, and Trustees' fees) prorated to each class of each Fund on the basis of its relative net assets. A Fund's net income available for dis-tribution to the holders of Institutional Shares will be reduced by the amount of any other expenses allocated to such class. Dividends and distributions will reduce the net asset value of each of the Funds by the amount of the dividend or distribution.

 Additional distributions will also be made to shareholders to the extent nec-essary to avoid the application of non-deductible Federal excise taxes on cer-tain undistributed income and net capital gains of mutual funds.

 Investors will receive dividends and distributions in additional Shares of the Fund on which the dividend or distribution is paid (or determined on the pay-able date), unless they have requested in writing (received by CGFSC prior to the payment date) to receive dividends and distributions in cash.

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

 The Trust's Trust Instrument permits the Trustees of the Trust to issue an un-limited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each class of each Fund and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in each Fund. The Trust reserves the right to create and issue any number of series or classes; investments in each series participate equally in the earnings, dividends and assets of the particular se-ries only and no other series. Currently, the Trust has eight active series. The active series include: Excelsior Institutional Equity Fund, Excelsior In-stitutional Value Equity Fund, Excelsior Institutional Optimum Growth Fund, Ex-celsior Institutional Balanced Fund, Excelsior Institutional International Eq-uity Fund, Excelsior Institutional Income Fund, Excelsior Institutional Total Return Bond Fund and Excelsior Institutional Bond Index Fund.

 The shares of the Value Equity, Optimum Growth, Balanced and International Eq-uity Funds are classified into two separate classes of shares representing In-stitutional Shares and Trust Shares. Trust Shares have different expenses than Institutional Shares which may affect performance. Trust Shares of these Funds are offered under a separate prospectus.

 Each share (irrespective of class designation) of a Fund represents an inter-est in that Fund that is proportionate with the interest represented by each other share. Shares have no preference, preemptive, conversion or similar rights. Shares when issued are fully paid and nonassessable, except as set forth below. Share-holders are entitled to one vote for each Share held on matters on which they are entitled to vote and will vote in the aggregate and not by class or series, except as otherwise expressly required by law. The Trust is not required to and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of shareholders when in the judgment of the Board of Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders have the right to remove one or more Trustees of the Trust at a shareholders meeting by vote of two-thirds of the outstanding shares of the Trust. Shareholders also have the right to remove one or more Trustees of the Trust without a meeting by a declaration in writing by a specified number of shareholders. Upon liqui-dation or dissolution of a Fund, shareholders would be entitled to share pro rata in the net assets of such Fund available for distribution to sharehold-ers.

 The Trust is a business trust organized under the laws of the State of Dela-ware. Under Delaware law, shareholders of Delaware business trusts are enti-tled to the same limitation on personal liability extended to shareholders of private for profit corporations organized under the general corporation law of the State of Delaware; the courts of other states may not apply Delaware law, however, and shareholders may, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust Instrument contains an ex-press disclaimer of shareholder liability for acts or obligations of the Trust and provides for in demnification and reimbursement of expenses out of Fund property for any shareholder held personally liable for the obligations of a Fund solely by reason of his being or having been a shareholder. The Trust In-strument also provides for the maintenance, by or on behalf of the Trust and each Fund, of appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust and the Funds, their shareholders, Trustees, officers, employees and agents, covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law did not apply, inadequate insurance existed and a Fund itself was unable to meet its obligations.

 Shareholders of all series of the Trust will vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series of the Trust could control the outcome of these votes.

 As of July 14, 1997, U.S. Trust and its affiliates held of record substan-tially all of the Trust's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

 For more information regarding the Trustees of the Trust, see "Management of the Trust" in the Statement of Additional Information.

                            PERFORMANCE INFORMATION

 From time to time, in advertisements, reports to shareholders, or other com-munications to shareholders or prospective investors, the performance of the Institutional Shares of the Funds may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. Perfor-mance information includes a Fund's investment results and/or comparisons of its investment results to various unmanaged indices, or results of other mu-tual funds or investment or savings vehicles. A Fund's investment results as used in such communications are calculated on a "yield" or "total rate of re-turn" basis in the manner set forth below.

 The Trust provides period and annualized "total rates of return" and non-standardized total return data for Shares of each Fund. The "total rate of re-turn" refers to the change in the value of an investment in Shares of a Fund over a stated period which reflects any change in net asset value per Share and includes the value of any Shares purchased with any dividends or capital gains declared during such pe-riod. Period total rates of return may be annualized. An annualized total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a one-year period, and that all divi-dends and capital gains distributions are reinvested in Fund Shares.

 The Trust may provide annualized "yield" quotations for Shares of the Bal-anced, Income and Total Return Bond Funds. The "yield" of a Fund refers to the income generated by an investment in such Fund over a thirty day or one month period. The dates of any such period are identified in all advertisements or communications containing yield quotations. Income is then annualized; that is, the amount of income generated by an investment in Shares of a Fund over a period is assumed to be generated (or remain constant) over one year and is shown as a percentage of the net asset value on the last day of that year-long period. The Funds may also advertise the "effective yields", which are calcu-lated similarly but, when annualized, income is assumed to be reinvested, thereby making the effective yields slightly higher because of the compounding effect of the assumed rein vestment. See "Performance Information" in the Statement of Additional Information. These methods of calculating "yield" and "total rate of return" are determined by regulations of the SEC.

 Since the yield and total rate of return quotations for a Fund's Shares are based on historical earnings and since such yields and total rates of return fluctuate over time, such quotations should not be considered as an indication or representation of the future performance of any Fund. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a Fund, Fund maturity, operating expenses, and market conditions. Any fees charged by Shareholder Organizations to Customers that have invested in Shares and any charges to institutional investors for asset management and related services will not be included in calculations of per-formance. From time to time, Fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc.

                                 MISCELLANEOUS

 Shareholders of record will receive unaudited semi-annual reports and annual reports audited by the Funds' independent auditors.

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s) and mail (regular or overnight) to:

  Excelsior Institutional Trust
  c/o Chase Global Funds Services Company
  P.O. Box 2798
  Boston, MA 02208-2798

  Please enclose with the Application(s) your check made payable to the "Ex-celsior Institutional Trust" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, there is no minimum amount required for an initial or subsequent investment.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of Shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests of $5,000 or more must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:

    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*
  * A corporate resolution or appropriate certificate may be required.

TAXPAYER IDENTIFICATION NUMBER:

  Institutional Investors and other entities must provide a tax identification or social security number on the application. Investors who do not supply this information or who have been notified by the Internal Revenue Service that they are subject to backup withholding will be subject to a withholding rate of 31% from all taxable distributions paid to the shareholder.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact your shareholder servicing agent.

[LOGO]                 CHASE GLOBAL FUNDS SERVICES COMPANY      NEW
EXCELSIOR              CLIENT SERVICES                          ACCOUNT
INSTITUTIONAL TRUST    P.O. Box 2798                            APPLICATION
                       Boston, MA 02208-2798
                       (800) 909-1989
  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION
  -----------------------------------------------------------------------------
    [_] Institutional      [_] Trust      [_] Other

    Note: Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument.

    ------------------------------   -----------------------------
    Name(s) (please print)           Social Security # or Taxpayer
    ------------------------------   Identification #
    Name                             (   )
    ------------------------------   -----------------------------
    Address                          Telephone #
    ------------------------------   [_] U.S. Citizen  [_] Other
    City/State/Zip Code              (specify) ___________________

  -----------------------------------------------------------------------------
    FUND SELECTION MAKE CHECKS PAYABLE TO "EXCELSIOR INSTITUTIONAL TRUST."
  -----------------------------------------------------------------------------

     FUND                     INITIAL INVESTMENT   FUND                        INITIAL INVESTMENT
     [_] Equity Fund          $ ___________ 3100 [_] International Equity Fund $ ___________ 3101
     [_] Value Equity Fund    $ ___________ 3122 [_] Income Fund               $ ___________ 3102
     [_] Optimum Growth Fund  $ ___________ 3123 [_] Total Return Bond Fund    $ ___________ 3103
     [_] Balanced Fund        $ ___________ 3109 [_] Other                     $ ___________
                                                 TOTAL INITIAL INVESTMENT:     $ ___________

    NOTE: If investing     A. BY MAIL: Enclosed is a check in the
    by wire, you must      amount of $ _____ payable to "Excelsior
    obtain a Bank Wire     Institutional Trust."
    Control Number. To     B. BY WIRE: A bank wire in the amount
    do so, please call     of $___  has been sent to the Fund from
    (800) 909-1989 and        ------------------  ---------------
    ask for the Wire             Name of Bank      Wire Control
    Desk. ((617) 557-                                 Number
    1755 from Overseas)

    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional
    Shares unless appropriate boxes below are checked:
    All dividends are to be        [_] reinvested    [_] paid in cash
    All capital gains are to be    [_] reinvested    [_] paid in cash

  -----------------------------------------------------------------------------
    ACCOUNT PRIVILEGES
  -----------------------------------------------------------------------------

    TELEPHONE EXCHANGE AND        AUTHORITY TO TRANSMIT
    REDEMPTION                    REDEMPTION PROCEEDS TO PRE-
                                  DESIGNATED ACCOUNT.
                                  I/We hereby authorize CGFSC to
    [_] I/We appoint CGFSC as     act upon instructions received
    my/our agent to act upon      by telephone to withdraw from
    instructions received by      my/our account in the
    telephone in order to effect  Excelsior Institutional Trust
    the telephone exchange and    and to wire the amount
    redemption privileges. I/We   withdrawn to the following
    hereby ratify any             commercial bank account.
    instructions given pursuant   Title on Bank Account*__________
    to this authorization and     Name of Bank ___________________
    agree that Excelsior          Bank A.B.A. Number _____________
    Institutional Trust,          Account Number _________________
    Excelsior Funds, CGFSC and    Bank Address ___________________
    their directors, trustees,    City/State/Zip Code ____________
    officers and employees will   (attach voided check here)
    not be liable for any loss,
    liability, cost or expense
    for acting upon instructions
    believed to be genuine and
    in accordance with the
    procedures described in the
    then current prospectus. To
    the extent that Excelsior
    Institutional Trust or
    Excelsior Funds fail to use
    reasonable procedures as a
    basis for their belief, they
    or their service contractors
    may be liable for
    instructions that prove to
    be fraudulent or
    unauthorized.

                                  A corporation, trust or
                                  partnership must also submit a
                                  "Corporate Resolution" (or
                                  "Certificate of Partnership")
                                  indicating the names and
                                  titles of officers authorized
                                  to act on its behalf.
                                  * TITLE ON BANK AND FUND
                                  ACCOUNT MUST BE IDENTICAL.
    I/We further acknowledge
    that it is my/our
    responsibility to read a
    copy of the Funds' current
    Prospectus.
    [_] I/We do not wish to have
    the ability to exercise
    telephone redemption and
    exchange privileges. I/We
    further understand that all
    exchange and redemption
    requests must be in writing.

------------------------------------------------------------------
  AGREEMENT AND SIGNATURES
------------------------------------------------------------------

  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ON THIS FORM IS/ARE THE CORRECT TAXPAYER IDENTIFICATION NUMBER(S) AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING, OR THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] IF NO TAXPAYER IDENTIFICATION NUMBER ("TIN") OR SSN HAS BEEN PROVIDED ABOVE, I/WE HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN, AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE THIS NUMBER TO CGFSC WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION, OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN OR TIN, I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE THIS NUMBER ON FORM W-9. YOU MAY REQUEST THE FORM BY CALLING CGFSC AT THE NUMBER LISTED ABOVE).

  I/We represent that I am/we are of legal age and capacity to purchase shares indicated of Excelsior Institutional Trust. I/We have received, read and carefully reviewed a copy of the Trust's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Trust nor the Distributor is a bank and that Fund Shares are not deposits or obligations of, or guaranteed or endorsed by U.S. Trust, its parent and affiliates, and the Shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency; and that an investment in the Funds involves investment risks, including possible loss of principal amount invested.

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO
  ANY PROVISIONS OF THIS FORM OTHER THAN THE CERTIFICATIONS
  REQUIRED TO AVOID BACKUP WITHHOLDING.
  X ___________________________ Date __________________________
  Owner Signature

  X ___________________________ Date __________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above
  (including legal title if signing for a corporation, trust custodial account, etc.).
------------------------------------------------------------------

------------------------------------------------------------------
  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
------------------------------------------------------------------

  We hereby submit this application for the purchase of Shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of the Funds.

  ----------------------------- -------------------------------
  Investment Dealer's Name      Source of Business Code

  ----------------------------- -------------------------------
  Main Office Address           Branch Number

  ----------------------------- -------------------------------
  Representative's Number       Representative's Name

  ----------------------------- -------------------------------
  Branch Address                Telephone

  ----------------------------- -------------------------------
  Investment Dealer's           Title
  Authorized Signature

[LOGO]                 CHASE GLOBAL FUNDS SERVICE COMPANY SUPPLEMENTAL
EXCELSIOR              CLIENT SERVICES                    APPLICATION
INSTIUTIONAL TRUST     P.O. Box 2798                      SPECIAL INVESTMENT AND
                       Boston, MA 02208-2798              WITHDRAWAL OPTIONS
                       (800) 909-1989

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
    ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.
-------------------------------------------------------------------------------

    Fund Name __________________  Account Number _________________
    Owner Name _________________ Social Security or Taxpayer ID Street Address _____________ Number _________________________
    Resident                      City, State, Zip Code __________
    of  [_] U.S.  [_] Other ____  [_] Check here if this is a
                                  change of address

-------------------------------------------------------------------------------
    DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED
    UNLESS OTHERWISE INDICATED)
-------------------------------------------------------------------------------
    A. Capital Gain and Dividend Distributions:    All capital gain and dividend
                                                   distributions will be
                                                   reinvested in additional
                                                   Shares unless appropriate
                                                   boxes below are checked:

            All dividends are to be      [_] reinvested [_] paid in cash
            All capital gains are to be  [_] reinvested [_] paid in cash

  -----------------------------------------------------------------------------
    AGREEMENT AND SIGNATURES
  -----------------------------------------------------------------------------

    The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable). Date _______________________

    X                             X
    ----------------------------  --------------------------------
    Signature                     Signature

    ----------------------------  --------------------------------
    Signature Guarantee*           Signature Guarantee*
    (if applicable)                (if applicable)

    X
    ----------------------------  --------------------------------
    Signature                     Signature

    ----------------------------  --------------------------------
    Signature Guarantee*          Signature Guarantee*
    (if applicable)               (if applicable)



    *ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities Transfer Agents Medallion Program.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
SUMMARY OF EXPENSES........................................................   3
FINANCIAL HIGHLIGHTS.......................................................   5
INVESTMENT OBJECTIVES AND POLICIES.........................................   7
PRICING OF SHARES..........................................................  26
HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES................................  26
INVESTOR PROGRAMS..........................................................  30
TAX MATTERS................................................................  31
MANAGEMENT OF THE TRUST....................................................  32
DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS..................................  38
DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES.......................  38
PERFORMANCE INFORMATION....................................................  39
MISCELLANEOUS..............................................................  40
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION...................................  41

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTA-TIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EXCELSIOR INSTITU-TIONAL TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY EXCELSIOR INSTITUTIONAL TRUST OR ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                    [LOGO]
                                   EXCELSIOR
                              INSTITUTIONAL TRUST


                                  EQUITY FUND
                               VALUE EQUITY FUND
                              OPTIMUM GROWTH FUND
                                 BALANCED FUND
                           INTERNATIONAL EQUITY FUND
                                  INCOME FUND
                             TOTAL RETURN BOND FUND


                                   Prospectus
                                 August 1, 1997

Excelsior Institutional Value
Equity Fund                                                   [LOGO]
Excelsior Institutional Optimum                              EXCELSIOR
Growth Fund                                             INSTITUTIONAL TRUST
Excelsior Institutional
Balanced Fund
Excelsior Institutional
International Equity Fund
Trust Shares
--------------------------------------------------------------------------------
Excelsior Institutional Trust     For initial purchase and existing account
73 Tremont Street                 information,call (800) 909-1989.
Boston, Massachusetts 02108-3913  (From overseas, call (617) 557-1755.)
(617) 557-8000                    For current prices and performance
                                  information, call (800) 861-3430.

--------------------------------------------------------------------------------
 This Prospectus describes the Trust Shares ("Trust Shares" or "Shares") of-fered by four separate portfolios of Excelsior Institutional Trust (the "Trust"), an open-end management investment company. The portfolios, Excelsior Institutional Value Equity Fund, Excelsior Institutional Optimum Growth Fund, Excelsior Institutional Balanced Fund and Excelsior Institutional International Equity Fund (each, a "Fund"; collectively, the "Funds"), are separate series of the Trust. The Trust also issues an additional class of shares ("Institutional Shares") in the Funds which are offered under a separate prospectus.

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus carefully and retain it for future reference. A Statement of Additional Information containing additional information about the Funds has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Trust at its address shown above or by calling (800) 909-1989. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus. The SEC maintains a World Wide Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information re-garding the Trust.

 Each Fund has its own investment objective, as follows:

 The investment objective of EXCELSIOR INSTITUTIONAL VALUE EQUITY FUND (the "Value Equity Fund") is to seek long-term capital appreciation.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR EN-DORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY OF CON-NECTICUT, THEIR PARENT AND AFFILIATES, AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERN-MENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE BANK INSURANCE FUND, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN A FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        Prospectus dated August 1, 1997

 The investment objective of EXCELSIOR INSTITUTIONAL OPTIMUM GROWTH FUND (the "Optimum Growth Fund") is to seek superior, risk-adjusted total return.

 The investment objective of EXCELSIOR INSTITUTIONAL BALANCED FUND (the "Bal-anced Fund") is to provide a high total return from a diversified portfolio of equity and fixed income securities.

 The investment objective of EXCELSIOR INSTITUTIONAL INTERNATIONAL EQUITY FUND (the "International Equity Fund") is to provide long-term capital appreciation through investment in a diversified portfolio of marketable foreign securi-ties.

 United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, "U.S. Trust") serve as the investment adviser for the Value Eq-uity and Optimum Growth Funds. United States Trust Company of New York pro-vides its investment advisory services to the Optimum Growth Fund primarily through its Campbell Cowperthwait division.

 United States Trust Company of The Pacific Northwest ("U.S. Trust Pacific") serves as the investment adviser for the Balanced Fund and International Eq-uity Fund. U.S. Trust Pacific has delegated the daily management of the secu-rity holdings of these Funds to the investment managers named below, acting as sub-advisers.

Balanced Fund................................. Becker Capital Management, Inc.
International Equity Fund..................... Harding, Loevner Management, L.P.

 U.S. Trust Pacific, U.S. Trust and the sub-advisers are referred to collec-tively as the "investment managers."

 For more information on the investment advisers and sub-advisers of the Funds, please refer below to the section entitled "Management of the Trust-- Investment Managers."

                         EXCELSIOR INSTITUTIONAL TRUST
                              SUMMARY OF EXPENSES

  The following table provides (i) a summary of estimated expenses relating to purchases and sales of Trust Shares of the Funds and the estimated aggregate annual operating expenses for Trust Shares of the Funds, expressed as a per-centage of average daily net assets of the Funds, and (ii) an example illus-trating the dollar cost of such estimated expenses on a $1,000 investment in Trust Shares of each Fund.

  The table illustrates that investors in the Funds incur no shareholder trans-action expenses imposed by the Trust, although some institutional investors ("Shareholder Organizations") may charge their customers account fees for in-vestment and other cash management services in connection with purchases and redemptions of Shares of the Funds. See "How to Purchase, Exchange and Redeem Shares" below. Customers should contact their Shareholder Organization directly for further information. Investments in Shares of a Fund are subject to the op-erating expenses set forth below. Expenses of the Funds are discussed below un-der "Management of the Trust."

                                 EXPENSE TABLE

                                          VALUE  OPTIMUM          INTERNATIONAL
                                          EQUITY GROWTH  BALANCED    EQUITY
                                           FUND   FUND     FUND       FUND
                                          ------ ------- -------- -------------
SHAREHOLDER TRANSACTION EXPENSES(/1/)
Front-End Sales Load Imposed on
 Purchases...............................  None   None     None       None
Sales Load Imposed on Reinvested
 Dividends...............................  None   None     None       None
Deferred Sales Load......................  None   None     None       None
Redemption Fees..........................  None   None     None       None
Exchange Fees............................  None   None     None       None
ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)(/1/)...   .23%   .24%     .42%       .41%
12b-1 Fees(/2/)..........................   .35    .35      .35        .35
Other Operating Expenses
 Administration Fees ....................   .15    .15      .15        .20
 Administrative Servicing Fees(/1/)......     0      0        0          0
 Other Expenses..........................   .32    .31      .13        .29
                                           ----   ----     ----       ----
 Total Other Operating Expenses..........   .47    .46      .28        .49
                                           ----   ----     ----       ----
Total Fund Operating Expenses (after fee
 waivers)(/1/)...........................  1.05%  1.05%    1.05%      1.25%
                                           ====   ====     ====       ====

Example: Investors would pay the following expenses on a $1,000 investment in Trust Shares, assuming (1) a 5% annual return and (2) redemption of the in-vestment at the end of the following periods:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Value Equity Fund...............................  $11     $33     $58     $128
Optimum Growth Fund.............................   11      33      58      128
Balanced Fund...................................   11      33      58      128
International Equity Fund.......................   13      40      69      151

-------

(1) Each investment adviser and administrator has agreed to waive certain fees, which waivers may be terminated at any time. Until further notice, each investment adviser and the administrators intend to voluntarily waive fees in an amount equal to the administrative servicing fees and to fur-ther waive fees and reimburse expenses during the remainder of the current fiscal year as necessary to maintain the Funds' total operating expenses at the levels set forth in the table. Institutional investors may enter into an asset management services agreement with U.S. Trust and its affil-iates pursuant to which the investor may agree to pay annual fees calcu-lated as a specified percentage of average net assets. In addition, Share-holder Organizations may charge their customers account fees for invest-ment and other cash management services. See "How to Purchase, Exchange and Redeem Shares" below. Accordingly, the Expense Table and the Example do not reflect an amount for any such fees paid directly to U.S. Trust and its affiliates by an institutional investor or to a Shareholder Organiza-tion by its customers.
(2) As a result of the payment of distribution fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD").

  THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FU-TURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table is to assist investors in understanding the various costs and expenses that shareholders of each of the Funds will bear directly or indirectly. The expense table sets forth advi-sory and other expenses payable with respect to Trust Shares of the Funds for the fiscal period ended March 31, 1997, as restated to reflect the expense of distribution fees borne by Trust Shares of the Funds. The expense table and example reflect voluntary undertakings (i) by U.S. Trust and U.S. Trust Pa-cific to waive certain of their fees, and (ii) by U.S. Trust to reimburse the Trust for certain expenses. After giving effect to such waivers and expense reimbursements, the aggregate operating expenses (including amortization of organizational expenses but exclusive of taxes, interest, brokerage commis-sions and extraordinary expenses) of each Fund will be as shown above. Without such fee waivers and expense reimbursements, (a) the advisory fees paid would equal .65% of the average daily net assets of the Value Equity, Optimum Growth and Balanced Funds; and 1.00% of the average daily net assets of the Interna-tional Equity Fund; and (b) the aggregate "Total Operating Expenses" would equal the following percentages of the average daily net assets of the Funds:
Value Equity Fund, 1.47%; Optimum Growth Fund, 1.46%; Balanced Fund, 1.28%; and International Equity Fund, 1.84%. For more information with respect to the expenses of each of the Funds, see "Management of the Trust." Fee waivers and expense reimbursements are terminable at any time in the sole discretion of the service providers waiving fees or reimbursing expenses.

                             FINANCIAL HIGHLIGHTS

  The following table includes selected data for a Trust Share outstanding throughout each period and other performance information derived from the fi-nancial statements included in the Trust's Annual Report to Shareholders for the fiscal period ended March 31, 1997 (the "Financial Statements"). The in-formation contained in the Financial Highlights for each period has been au-dited by Ernst & Young LLP, the Trust's independent auditors. The following table should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of each Fund is also contained in the Annual Report to Shareholders which may be obtained from the Trust without charge by calling the number on the front cover of this Prospectus.

  The Funds offer two separate classes of shares--Institutional Shares and Trust Shares. Institutional Shares and Trust Shares represent equal pro rata interests in each Fund, except that Trust Shares bear the expense of distribu-tion fees at the maximum annual rate of .75% of the average daily net asset value of the Fund's outstanding Trust Shares. See "Description of Shares, Vot-ing Rights and Liabilities." There were no Trust Shares outstanding for the Balanced and International Equity Funds during the fiscal period ended March 31, 1997.

                                    VALUE EQUITY FUND   OPTIMUM GROWTH FUND
                                    -----------------   -------------------
                                      TRUST SHARES         TRUST SHARES
                                    -----------------   -------------------
                                      PERIOD ENDED         PERIOD ENDED
                                        MARCH 31,            MARCH 31,
                                        1997(/1/)            1997(/2/)
                                    -----------------   -------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD...........................       $ 12.08              $  9.87
                                         -------              -------
INVESTMENT OPERATIONS:
 Net investment income............          0.01                 0.02
 Net realized and unrealized gain
  (loss)..........................         (0.76)                0.31(/3/)
                                         -------              -------
    TOTAL FROM INVESTMENT
     OPERATIONS...................         (0.75)                0.33
                                         -------              -------
DISTRIBUTIONS:
 From net investment income.......           --                 (0.02)
                                         -------              -------
NET ASSET VALUE, END OF PERIOD....       $ 11.33              $ 10.18
                                         =======              =======
TOTAL RETURN......................         (6.21)%(/4/)          3.31 %(/4/)
                                         =======              =======
RATIOS AND SUPPLEMENTAL DATA:
Ratios to Average Net Assets
 Expenses(/6/)....................          1.05 %(/5/)          1.05 %(/5/)
 Net Investment Income(/6/).......          0.54 %(/5/)          0.33 %(/5/)
 Portfolio Turnover(/7/)..........            64 %                 20 %
Net Assets at end of Period (000's
 omitted).........................       $    56              $ 3,357
Average Commission Rate Paid......       $0.0783              $0.0280
------------------------------------
 (1)From January 15, 1997 (commencement of operations) to March 31, 1997.
 (2) From July 3, 1996 (commencement of operations) to March 31, 1997.
 (3) This amount does not accord with the aggregate net losses on investments because of the timing of sales and repurchases of the
     Shares in relation to fluctuating market value of the investments in the Fund.
 (4)Not annualized.
 (5)Annualized.
 (6) Reflects a voluntary expense waiver and reimbursement of expenses by the investment adviser and administrators. Without these waivers and reimbursements, the ratio of expenses to average net assets and net in-
     vestment income to average net assets would have been as follows:
    Expenses......................          1.43 %(/5/)          1.47 %(/5/)
    Net Investment Income (Loss)..          0.16 %(/5/)         (0.09)%(/5/)
 (7) Portfolio turnover calculation excludes in-kind transfers of securities
     (See Notes to Financial Statements incorporated by reference into the
     Statement of Additional Information).

                      INVESTMENT OBJECTIVES AND POLICIES

INTRODUCTION

 Excelsior Institutional Trust was organized as a business trust under the laws of the State of Delaware, with the Funds established as separate series of the Trust, on April 27, 1994. Shares of the Funds are continuously sold to individuals and to institutional investors.

 Unless otherwise stated, each of the investment objectives, policies and strategies discussed herein and in the Statement of Additional Information are deemed "non-fundamental," i.e., the approval of a Fund's shareholders is not required to change its investment objective or any of its investment policies and strategies. Any changes in a Fund's investment objective, policies or strategies could result in such Fund having investment objectives, policies and strategies different from those applicable at the time of a shareholder's investment in such Fund.

INVESTMENT OBJECTIVES

 The investment objective of EXCELSIOR INSTITUTIONAL VALUE EQUITY FUND (the "Value Equity Fund") is to seek long-term capital appreciation. The Value Eq-uity Fund seeks to achieve this objective by investing in a diversified port-folio of equity securities whose market value, in the opinion of U.S. Trust, appears to be undervalued relative to the marketplace.

 The investment objective of EXCELSIOR INSTITUTIONAL OPTIMUM GROWTH FUND (the "Optimum Growth Fund") is to seek superior, risk-adjusted total return. The Optimum Growth Fund invests in a diversified portfolio of equity securities whose growth prospects, in the opinion of U.S. Trust, appear to exceed that of the overall market .

 The investment objective of EXCELSIOR INSTITUTIONAL BALANCED FUND (the "Bal-anced Fund") is to provide a high total return from a diversified portfolio of equity and fixed income securities. The Trust seeks to achieve this investment objective by investing in equity and fixed income securities as described more fully below.

 The investment objective of EXCELSIOR INSTITUTIONAL INTERNATIONAL EQUITY FUND (the "International Equity Fund") is to provide long-term capital appreciation through investment in a diversified portfolio of marketable foreign securi-ties. The Trust seeks to achieve this investment objective by investing pri-marily in foreign equity securities of issuers that the sub-adviser believes to have strong balance sheets, sustainable internal growth, superior financial results, capable and forthright management and enduring competitive advan-tages.

 The following is a discussion of the various investment policies and strate-gies employed by each Fund. Additional information about the investment poli-cies and strategies of each Fund appears in the Statement of Additional Infor-mation. There can be no assurance that the investment objective of any Fund will be achieved.

U.S. TRUST'S INVESTMENT PHILOSOPHY AND STRATEGIES

 U.S. Trust, the adviser for the Value Equity and Optimum Growth Funds, offers a variety of specialized fiduciary and financial services to high net worth individuals, institutions and corporations. As one of the largest institutions of its type, U.S. Trust prides itself in offering an attentive and high level of service to each of its clients.

VALUE EQUITY AND OPTIMUM GROWTH FUNDS


 Investment Philosophy. In managing investments for the Value Equity Fund, U.S. Trust follows a long-term investment philosophy which generally does not change with the short-term variability of financial markets or fundamental conditions. U.S. Trust's approach begins with the conviction that all worth-while investments are grounded in value. U.S. Trust believes that an investor can identify fundamental values that eventually should be reflected in market prices. U.S. Trust believes that over time a disciplined search for fundamen-tal value will achieve better results than attempting to take advantage of short-term price movements.

 Implementation of this long-term value philosophy consists of searching for, identifying and obtaining the benefits of present or future investment values. For example, such values may be found in a company's future earnings potential or in its existing resources and assets. Accordingly, in managing investments for the Value Equity Fund, U.S. Trust is constantly engaged in assessing, com-paring and judging the worth of companies, particularly in comparison to the price the markets place on such companies' shares. Differences between a company's real asset value and the price of its shares often are corrected over time by restructuring of the assets or by market recognition of their value.

 In managing investments for the Optimum Growth Fund, U.S. Trust follows a long-term investment philosophy of buying and holding equity securities of companies which it believes to be of high quality and of high growth poten-tial. Typically, these companies are industry leaders with the potential to dominate their markets by being the low cost, high quality producers of prod-ucts or services. U.S. Trust believes that earnings growth is the primary de-terminant of stock prices and that efficient financial markets will reward consistently above-average earnings growth with greater than average capital appreciation over the long term.

 Strategies. In order to translate its investment philosophy into more spe-cific guidance for selection of investments, U.S. Trust uses three specific strategies. These strategies, while identified separately, may overlap so that more than one may be applied in an investment decision.

 U.S. Trust's "problem/opportunity strategy" seeks to identify industries and companies with the capabilities to provide solutions to or benefit from com-plex problems such as the changing demographics and aging of the U.S. popula-tion or the need to enhance industrial productivity. U.S. Trust's second strategy is a "transaction value" comparison of a company's real underlying asset value with the market price of its shares and with the sale prices for similar assets changing ownership in public market transactions. U.S. Trust's third strategy involves identifying "early life cycle" companies whose prod-ucts are in their earlier stages of development or that seek to exploit new markets. Frequently such companies are smaller companies, but early life cycle companies may also include larger established companies with new products or new markets for existing products. U.S. Trust believes that over time the value of such companies should be recognized in the market.

 Themes. To complete U.S. Trust's investment philosophy, the three portfolio strategies discussed above are applied in concert with several "longer-term investment themes" to identify investment opportunities. These themes include the aging of America, the restructuring of business and industry, the conver-gence of the communication and entertainment industries, the demand for envi-ronmentally-related products and services, the continued need for businesses to become global competitors, investment in the long-term supply of energy and the continued need to enhance productivity. U.S. Trust believes these longer-term themes represent strong and inexorable trends. U.S. Trust also believes that understanding the instigation, catalysts and effects of these longer-term trends should help to identify companies that are beneficiaries of these trends.

INVESTMENT POLICIES

 VALUE EQUITY FUND seeks long-term capital appreciation by investing in a di-versified portfolio of equity securities whose market value, in the opinion of U.S. Trust, appears to be undervalued relative to the marketplace. U.S. Trust uses the investment philosophy, strategies and themes discussed above to iden-tify such investment values and to diversify the Fund's investments over a va-riety of industries and types of companies.

 Under normal market and economic conditions, the Fund will invest at least 65% of its total assets in common stock, preferred stock and securities con-vertible into common stock. Normally, not more than 35% of the Fund's total assets may be invested in other securi-ties and instruments including, e.g., investment-grade debt securities, war-rants, options, and futures instruments as described in more detail below. See "Additional Investment Strategies and Techniques; Risk Factors" below. The Fund may hold cash or invest without limitation in U.S. Government securities, high quality money market instruments and repurchase agreements collateralized by the foregoing obligations, if deemed appropriate by U.S. Trust for tempo-rary defensive purposes. For a description of these securities, see "Addi-tional Investment Strategies and Techniques; Risk Factors--U.S. Government and Agency Securities" and "--Short-Term Instruments" below and the Statement of Additional Information.

 In managing the Fund, U.S. Trust seeks to purchase securities having value currently not recognized in the market price of a security, consistent with the strategies discussed above.

 Value Equity Fund holdings will include common stocks of companies having capitalizations of varying amounts, and the Fund may invest a portion of its assets in the securities of high growth, small capitalization issuers when U.S. Trust expects the earnings and the price of such issuers' securities to grow at an above-average rate. The equity securities of small capitalization issuers have historically been characterized by greater volatility of returns, greater total returns, and lower dividend yields than equity securities of large capitalization issuers. As a result, there may be a greater fluctuation in the net asset value of the Fund, and the Fund may be required, in order to meet withdrawals by investors or for other reasons, to sell these securities at a discount from market prices, to sell during periods when such disposition is not desirable, or to make many small sales over a period of time.

 The Value Equity Fund may invest directly or indirectly in the securities of foreign issuers. See "Additional Investment Strategies and Techniques; Risk Factors--Foreign Investments" below for further information on foreign invest-ments.

 Because of the risks associated with common stock investments, the Value Eq-uity Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term stock market movements. Investors should not consider the Value Equity Fund a complete in-vestment program.

 OPTIMUM GROWTH FUND seeks superior, risk-adjusted total return by investing in a diversified portfolio of equity securities whose growth prospects, in the opinion of U.S. Trust, appear to exceed that of the overall market.

 U.S. Trust will utilize a two-tiered approach to select appropriate securi-ties. A "core" portfolio will consist primarily (i.e. from 65% to 80% under ordinary market conditions) of mid- to large-capitalization growth stocks. These investments will be complemented with a structured segment of the port-folio developed through the use of quantitative analysis to further diversify investment selections among stocks included within the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index contains stocks from the Russell 1000(R) Index with a greater than average growth orientation. The Russell 1000(R) Index is composed of the 1,000 largest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is composed of 3,000 large U.S. com-panies by market capitalization, representing approximately 98% of the U.S. equity market. This "structured" segment of the portfolio is chosen by analyz-ing the risk characteristics (i.e. profit to earnings ratio, return on equity, capitalization, earnings per share, industry sector, etc.) of the "core" port-folio. Based upon these factors, securities are systematically selected which possess financial characteristics which complement those of the core portfo-lio. These portfolio selections result in a broader diversification of the "core" portfolio holdings.

 The Optimum Growth Fund may hold cash or invest without limitation in U.S. Government securities, high quality money market instruments and repurchase agreements collateralized by the foregoing obligations, if deemed appropriate by U.S. Trust for temporary de-fensive purposes. For a description of these securities, see "Additional In-vestment Strategies and Techniques; Risk Factors--U.S. Government and Agency Securities" and "--Short-Term Instruments" below and the Statement of Addi-tional Information. Normally, not more than 35% of the Fund's total assets may be invested in other securities and instruments including, e.g., investment-grade debt securities, warrants, options, and futures instruments as described in more detail below. See "Additional Investment Strategies and Techniques; Risk Factors" below.

 The Optimum Growth Fund may invest directly or indirectly in the securities of foreign issuers. See "Additional Investment Strategies and Techniques; Risk Factors--Foreign Investments" below for further information on foreign invest-ments.

 Because of the risks associated with common stock investments, the Optimum Growth Fund is intended to be a long-term investment vehicle and is not de-signed to provide investors with a means of speculating on short-term stock market movements. Investors should not consider the Optimum Growth Fund a com-plete investment program.

 BALANCED FUND seeks to provide a high total return from a diversified portfo-lio of equity and fixed income securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks to pro-vide a total return that approaches that of the universe of equity securities of large U.S. companies and that exceeds the return typical of a portfolio of fixed income securities. The Fund attempts to achieve this return by investing in equity and fixed income instruments, as described below.

 The Balanced Fund is designed for investors who wish to invest for long-term objectives. The Balanced Fund may be appropriate for investors who seek to at-tain appreciation in the market value of their investments over the long term, but with somewhat less price fluctuation than a portfolio consisting only of equity securities. The Balanced Fund may also be an attractive option for in-vestors who want professional investment managers to decide how their invest-ments should be allocated between equity and fixed income securities. Investors should not consider the Balanced Fund a complete investment program.

 The relative emphasis placed upon each asset class will vary based upon the sub-adviser's assessment of their current attractiveness on a risk-adjusted ba-sis. The precise allocation will depend upon numerous factors, including the Fund investment managers' evaluation of the economy and financial markets as well as government fiscal and monetary policies. Normally, the commitment to stocks will range between 35% and 65% of portfolio assets. Similarly, the bond allocation will usually fall between 35% and 65% of portfolio assets. However, at least 25% of the total assets of the Fund is always invested in fixed income senior securities including debt securities and preferred stock. The sub-ad-viser may allocate the Fund's investments between these asset classes in a man-ner it believes consistent with the Fund's investment objective and current market conditions. Stocks may be over-weighted over the long term relative to bonds given that historically equity securities have provided superior returns. Within a shorter time horizon, however, if stocks and bonds appear equally at-tractive, fixed income securities may be favored given their greater certainty of return and lower volatility.

 The sub-adviser intends to manage the Fund actively in pursuit of its invest-ment objective. While the Fund has a long-term investment perspective, it may take advantage of short-term trading opportunities that are consistent with its objective. To the extent the Fund engages in short-term trading, it may incur increased transaction costs. See "Tax Matters" below.

 Equity Investments. For the equity portion of the Balanced Fund, the sub-ad-viser seeks to achieve a high total return through fundamental analysis, sys-tematic stock valuation and disciplined portfolio construction. The Fund's eq-uity investments will be primarily the common stock of large- and medium-sized U.S. compa-nies with market capitalizations above $1.5 billion, including common stock of any class or series or any similar equity interest, such as trust or limited partnership interests. The Fund's equity investments may also include pre-ferred stock, warrants and similar rights. The Fund may also invest in the eq-uity securities of small companies and of foreign issuers. The small company holdings of the Fund are primarily companies included in the Russell 2500(R) Index. The Russell 2500(R) Index consists of the smallest 2,500 companies from the Russell 3000(R) Index. The Fund's equity securities may or may not pay dividends and may or may not carry voting rights. For a discussion of the risks of investments in small companies, see "Value Equity Fund" above.

 Fixed Income Investments. For the fixed income portion of the Fund, the sub-adviser seeks to provide a high total return by actively managing the duration of the Fund's fixed income securities, the allocation of securities across market sectors and the selection of securities within sectors. Based on funda-mental, economic and capital markets research, the sub-adviser adjusts the du-ration of the Fund's fixed income investments in light of market conditions. The sub-adviser also actively allocates the Fund's fixed income investments among the broad sectors of the fixed income market.

 Duration is a measure of the weighted average time until receipt of the pay-ments expected to be generated by the fixed income securities held in the Fund, and can be used as a measure of the sensitivity of the Fund's market value to changes in interest rates. For example, and for illustrative purposes only, a hypothetical fund with a duration of 10 years will decrease 10% in value as a result of a 1% increase in interest rates. Under normal market con-ditions, the duration of the fixed income portion of the Fund will range be-tween 80% and 120% of the Lehman Brothers Government/ Corporate Bond Index, which as of June 30, 1997, was approximately 5 years. The maturities of the individual fixed income securities in the Fund may vary widely, however.

 The Fund may purchase debt securities only if they are deemed investment grade, that is, carry a rating of at least Baa from Moody's Investors Service, Inc. ("Moody's") or BBB from Standard & Poor's Ratings Group ("S&P") or, if not rated by these rating agencies, are judged by the investment managers to be of comparable quality. With respect to securities rated Baa by Moody's and BBB by S&P, interest and principal payments are regarded as adequate for the present; however, securities with these ratings may have speculative charac-teristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make interest and principal payments than is the case with higher grade bonds. The Fund intends to dispose in an orderly manner of any security which is downgraded below investment grade sub-sequent to its purchase. See the Appendix to the Statement of Additional In-formation for a more detailed explanation of these ratings.

 The Fund may invest in a broad range of debt securities of domestic and for-eign issuers. These include debt securities of various types and maturities, e.g., debentures, notes, mortgage securities, equipment trust certificates and other collateralized securities and zero coupon securities. Collateralized se-curities are backed by a pool of assets such as loans or receivables which generate cash flow to cover the payments due on the securities. Collateralized securities are subject to certain risks, including a decline in the value of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of mortgages or other loans backing these securities or destruction of equipment subject to equipment trust certificates. In the event of any such prepayment the Fund will be required to reinvest the proceeds of prepayments at interest rates prevailing at the time of reinvestment, which may be lower. In addition, the value of zero coupon securities which do not pay interest is more volatile than that of interest-bearing debt securities with the same maturity. For more information on mortgage securities and associated risks, see "Mort-gage Pass-Throughs and Collateralized Mortgage Obligations" below.

 The Fund may invest in U.S. Government securities and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. For a de-scription of these securities, see "Additional Investment Strategies and Tech-niques; Risk Factors--U.S. Government and Agency Securities" below and the Statement of Additional Information.

 The Fund may also invest in municipal obligations which may be general obli-gations of the issuer or payable only from specific revenue sources. However, the Fund will invest only in municipal obligations that have been issued on a taxable basis or have an attractive total return potential excluding tax con-siderations. In addition, the Fund may invest in debt securities of foreign governments and governmental entities denominated, in all cases, in U.S. dol-lars. See "Additional Investment Strategies and Techniques; Risk Factors--For-eign Investments" below for further information on foreign investments.

 Mortgage Pass-Throughs and Collateralized Mortgage Obligations. The Balanced Fund may purchase mortgage and mortgage-related securities such as pass-throughs and collateralized mortgage obligations that meet the Fund's selec-tion criteria and are investment grade or of comparable quality (collectively, "Mortgage Securities"). Mortgage pass-throughs are securities that pass through to investors an undivided interest in a pool of underlying mortgages. These are issued or guaranteed by U.S. government agencies such as the Govern-ment National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"). Other mortgage pass-throughs consist of whole loans originated and issued by private limited purpose corporations or conduits. Collateralized mortgage ob-ligation bonds are obligations of special purpose corporations that are col-lateralized or supported by mortgages or mortgage securities such as pass-throughs.

 As a result of its investments in Mortgage Securities, the mortgage-backed securities in the Fund may be subject to a greater degree of market volatility as a result of unanticipated prepayments of principal. During periods of de-clining interest rates, the principal invested in mortgage-backed securities with high interest rates may be repaid earlier than scheduled, and the Fund will be forced to reinvest the unanticipated payments at generally lower in-terest rates. When interest rates fall and principal prepayments are rein-vested at lower interest rates, the income that the Fund derives from mort-gage-backed securities is reduced. In addition, like other fixed income secu-rities, Mortgage Securities generally decline in price when interest rates rise.

 INTERNATIONAL EQUITY FUND seeks long-term capital appreciation through in-vestment in a diversified portfolio of marketable foreign securities. The Fund ordinarily will invest primarily in foreign equity securities of issuers that the sub-adviser believes to have strong balance sheets, sustainable internal growth, superior financial returns, capable and forthright management and en-during competitive advantages.

 When evaluating foreign securities, the sub-adviser will seek to identify su-perior companies with excellent long-term growth prospects and to select from among them those whose shares appear to offer attractive absolute returns. The sub-adviser's investment criteria therefore include both growth and value con-siderations. Growth stocks are those that the sub-adviser believes have the potential for above-average growth in earnings. Value stocks are those that the investment sub-adviser believes are undervalued by the market based on the investment managers' assessment of the companies' current value and future earnings prospects.

 In determining investment strategy and allocating investments, the sub-ad-viser will continuously analyze a broad range of international equity securi-ties. Country and sector portfolio weightings are expected to reflect the re-sults of a "bottom up" stock selection process, rather than the results of any "top down" country or sector allocation proc-ess. The Fund generally will sell securities if the sub-adviser believes that such securities have become substantially overvalued relative to alternative investments or if the sub-adviser believes that there is an unfavorable change in the issuer's long-term business forecast.

 The Fund's investments generally will be diversified among geographic regions and countries. While there are no prescribed limits on geographic distribu-tions, the Fund normally will hold securities of issuers collectively having their principal place of business in no fewer than three foreign countries. The sub-adviser expects that the Fund's assets ordinarily will be invested in securities of issuers located in the Pacific Basin (e.g., Japan, Hong Kong, Singapore, Malaysia), Europe, Australia, Latin America and South Africa. The Fund also may invest, from time to time, in other regions, seeking to capital-ize on investment opportunities emerging in other parts of the world. In pur-chasing foreign equity securities, the Fund will look generally to large and small companies in mature foreign markets as well as well-established compa-nies in emerging markets. Under unusual economic and market conditions, the Fund may restrict the securities markets in which its assets are invested.

 Under normal market and economic conditions, at least 75% of the Fund's as-sets will be invested in foreign equity securities. For cash management pur-poses, the Fund may invest up to 25% of its assets on a continuous basis in cash or short term instruments such as commercial paper, bank obligations, U.S. Government and agency securities maturing within one year, notes and other investment-grade debt securities of various maturities, and repurchase agreements collateralized by these securities. The Fund also may invest with-out limitation in any combination of high quality domestic or foreign money market instruments if deemed appropriate by the sub-adviser for temporary de-fensive purposes in response to unusual market and economic conditions. See "Additional Investment Strategies and Techniques; Risk Factors--Short-Term In-struments" below. To the extent described below under "Additional Investment Strategies and Techniques; Risk Fac- tors," the Fund also may purchase shares of other investment companies and may engage in other investment practices, including repurchase agreements, securities lending, forward currency con-tracts and futures contracts and options.

 Foreign equity securities purchased by the Fund may include common stock, preferred stock, securities convertible into common or preferred stock and warrants issued by companies domiciled outside of the United States ("foreign issuers") and shares of U.S.-registered investment companies that invest pri-marily in foreign securities. The Fund may also purchase when-issued securi-ties otherwise eligible for purchase by the Fund.

 Convertible debt securities purchased by the Fund will be rated investment grade by Moody's or S&P if such a rating is available. If unrated, as is the case with most foreign securities, convertible debt securities purchased by the Fund will be deemed to be comparable in quality to securities rated in-vestment grade by the investment managers under the supervision of the Board of Trustees of the Trust. With respect to securities rated Baa by Moody's or BBB by S&P (the lowest of the top four investment rankings), or deemed to be comparable in quality to such securities, interest and principal payments are regarded as adequate for the present; however, these securities may have spec-ulative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make interest and principal payments than is the case with higher grade bonds.

 The Fund may purchase securities both on recognized stock exchanges and in over-the-counter markets. Most Fund transactions will be effected in the pri-mary trading market for the given security. The Fund also may invest up to 5% of its total assets in gold bullion. Investments in gold will not produce div-idends or interest income, and the Fund can look only to price appreciation for a return on such investments.

 The relative performance of foreign currencies is an important element in the Fund's performance. Al-though the sub-adviser does not expect to hedge foreign currency exposure on a routine basis, it may do so when it has a strong view on the prospects for a particular currency. Certain currency hedging techniques that may be employed by the sub-adviser are described below in "Additional Investment Strategies and Techniques; Risk Factors--Foreign Currency Exchange Transactions." Al-though such techniques may reduce the risk of loss to the Fund from adverse movements in foreign exchange rates, they also may limit possible gains from favorable movements in such rates.

 The Fund is designed for investors who desire to achieve international diver-sification of their investments by participating in foreign securities mar-kets. Because of the risks associated with common stock investments, the In-ternational Equity Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term stock market movements. Because international investments generally involve risks in addition to those associated with investments in the United States, the Fund should be considered only as a vehicle for international diversifica-tion and not a complete investment program. Before investing in the Fund, in-vestors should be familiar with the risks associated with foreign investments. These risks are discussed below under "Additional Investment Strategies and Techniques; Risk Factors."

ADDITIONAL INVESTMENT STRATEGIES AND TECHNIQUES; RISK FACTORS

 The Funds may invest in the investments and utilize the investment strategies and techniques described below.

 U.S. GOVERNMENT AND AGENCY SECURITIES. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury se-curities, which differ only in their interest rates, maturities and times of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds gener-ally have initial maturities of greater than ten years. Some obligations is-sued or guaranteed by U.S. Government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are sup-ported by the full faith and credit of the U.S. Treasury; other securities, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Securities issued by the Federal Na-tional Mortgage Association are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumental-ity; other securities, such as those issued by the Student Loan Marketing As-sociation, are supported only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. For additional infor-mation on U.S. Government securities, see the Statement of Additional Informa-tion.

 DEBT SECURITIES AND CONVERTIBLE SECURITIES. Each of the Funds may invest in investment grade debt and convertible securities of domestic and foreign is-suers. See "Balanced Fund--Fixed Income Investments" for an explanation of in-vestment grade ratings of debt securities, including convertible securities. The convertible securities in which the Funds may invest include any debt se-curities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain pe-riod of time.

 WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Funds may purchase securi-ties on a "when-issued" basis and may purchase or sell securities on a "for-ward commitment" basis in order to hedge against anticipated changes in inter-est rates and prices. These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal settle-ment date, at a stated price and yield. Securities purchased on a forward com-mitment or when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of liquid assets equal to the value of the when-issued or forward commitment securities will be established and main-tained. There is a risk that the securities may not be delivered and that the relevant Fund may incur a loss.

 REPURCHASE AGREEMENTS. Each of the Funds may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines es-tablished by the Trustees of the Trust. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Fund to the seller. The Fund always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest, and this value is maintained during the term of the agreement. If the seller de-faults and the collateral value declines, the Fund might incur a loss. If bank-ruptcy proceedings are commenced with respect to the seller, the Fund's reali-zation upon the disposition of collateral may be delayed or limited. Invest-ments in certain repurchase agreements and certain other investments which may be considered illiquid are limited. See "Illiquid Investments; Privately Placed and Other Unregistered Securities" below.

 BORROWING AND REVERSE REPURCHASE AGREEMENTS. Each of the Funds may borrow funds, in an amount up to one-third of the value of its total assets, for tem-porary or emergency purposes, such as meeting larger than anticipated redemp-tion requests, but not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The Securities and Exchange Commission (the "SEC") views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account cash, U.S. Government securities or high-grade debt obligations having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities.

 INVESTMENT COMPANY SECURITIES. In connection with the management of its daily cash positions, each Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. The International Equity Fund may also purchase shares of in-vestment companies investing primarily in foreign securities, including so-called "country funds" which have portfolios consisting primarily of securities of issuers located in one foreign country. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, such Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the corresponding Fund's shareholders would indirectly bear the expenses of the other investment company, some or all of which would be duplicative. Se-curities of other investment companies may be acquired by the Funds to the ex-tent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), that is, a Fund may invest a maximum of up to 10% of its total assets in securities of other investment companies so long as not more than 3% of the total outstanding voting stock of any one investment company is held by such Fund. In addition, not more than 5% of the total assets of a Fund may be invested in the securities of any one investment company.

 FOREIGN INVESTMENTS. In accordance with their respective investment objec-tives and policies, the Value Equity, Optimum Growth and Balanced Funds may invest, and the International Equity Fund will invest, in common stocks of foreign corporations, and each Fund may invest in convertible securities of foreign corporations as well as fixed income securities of foreign government and corporate issuers. Other than the International Equity Fund, which will invest under normal market and economic conditions at least 75% of its total assets in foreign securities, none of the Funds expect to invest more than 30% of their respective total assets at the time of purchase in securities of for-eign issuers.

 All investments, domestic or foreign, involve certain risks. Investment in securities of foreign issuers, and in obligations of foreign branches or sub-sidiaries of domestic or foreign banks, may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. Over-all, there may be limited publicly available information with respect to for-eign issuers, and there may be less supervision of foreign stock exchanges and market participants such as brokers and issuers. Moreover, available informa-tion may not be as reliable as information regarding U.S. companies, because foreign issuers often are not subject to uniform accounting, auditing and fi-nancial standards and requirements comparable to those applicable to U.S. com-panies.

 Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes. To the extent that such taxes are not offset by cred-its or deductions allowed to investors under the Federal income tax laws, they may reduce the net return to investors. See "Tax Matters" below.

 Investors should realize that the value of a Fund's investments in foreign securities may be adversely affected by changes in political or social condi-tions, diplomatic relations, confiscatory taxation, expropriation, national-ization, limitation on the removal of funds or assets, or imposition of (or changes in) exchange controls or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depre-ciation of Fund securities and could favorably or unfavorably affect a Fund's operations. The economies of individual foreign nations may differ from the U.S. economy in areas such as growth of gross national product, rate of infla-tion, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by a Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws re-stricting the amounts and types of foreign investments.

 While the volume of transactions effected on foreign stock exchanges has in-creased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, a Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect Fund liquidity.

 The costs attributable to investing abroad are usually higher than those of funds investing in domestic securities for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions in foreign markets and ad-ditional costs arising from delays in settlements of transactions involving foreign securities.

 The Funds may invest indirectly in the securities of foreign issuers through sponsored and unsponsored American Depository Receipts ("ADRs"), European

Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by foreign cor-poration. EDRs, which are sometimes referred to as Continental Depository Re-ceipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying se-curities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR pro-grams are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such in-struments were sponsored by the issuer.

 Changes in foreign exchange rates will affect the value in U.S. dollars of all foreign currency-denominated securities held by the Funds. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events, many of which may be difficult, if not impossible, to predict.

 FOREIGN CURRENCY EXCHANGE TRANSACTIONS. In accordance with their respective investment objectives and policies, the Value Equity, Optimum Growth and Bal-anced Funds may buy and sell, and the International Equity Fund will buy and sell, securities (and receive interest and dividends proceeds) in currencies other than the U.S. dollar. Therefore, these Funds may enter from time to time into foreign currency exchange transactions. The Funds will either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies. The cost of a Fund's spot currency exchange transac-tions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold.

 A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency ex-change contract generally has no deposit requirement, and is traded at a net price without commission. The Funds will not enter into forward contracts for speculative purposes. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

 The Funds may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securi-ties transactions. The Funds may also enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, a Fund would enter into a forward contract to sell the foreign currency in which the investment is denominated or principally traded in exchange for U.S. dollars or in exchange for another foreign curren-cy. A Fund will only enter into forward contracts to sell a foreign currency in exchange for another foreign currency if its investment manager expects the foreign currency purchased to appreciate against the U.S. dollar.

 Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause a Fund to assume the risk of fluctuations in the value of the currency purchased relative to the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possi-ble because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

 FUTURES CONTRACTS AND OPTIONS. Each Fund may purchase put and call options on securities, indices of securities and futures contracts. The Funds may also purchase and sell futures contracts. Futures contracts on securities and secu-rities indices will be used primarily to accommodate cash flows or in antici-pation of taking a market position when, in the opinion of the investment man-agers, available cash balances do not permit economically efficient purchases of securities. Moreover, a Fund may sell futures and options to "close out" futures and options it may have purchased or to protect against a decrease in the price of securities it owns but intends to sell. The Funds may use futures contracts and options for both hedging and risk management purposes, although not for speculation. See "Futures Contracts and Options on Futures Contracts" in the Statement of Additional Information.

 The Funds may (a) purchase exchange-traded and over the counter (OTC) put and call options on securities and indices of securities, (b) purchase and sell futures contracts on securities and indices of securities and (c) purchase put and call options on futures contracts on securities and indices of securities. In addition, the Funds may sell (write) exchange-traded and OTC put and call options on securities and indices of securities and on futures contracts on securities and indices of securities. The staff of the SEC has taken the posi-tion that OTC options are illiquid and, therefore, together with other illiq-uid securities held by a Fund, cannot exceed 15% of such Fund's net assets. The Funds intend to comply with this limitation.

 The Funds may use options and futures contracts to manage their exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Fund's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Fund's overall strategy in a manner deemed appropriate by the Fund's investment managers and consistent with its objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

 The use of options and futures is a highly specialized activity which in-volves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Fund's return. While the use of these techniques by a Fund may reduce certain risks associated with owning its portfolio securi-ties, these investments entail certain other risks. If a Fund's investment managers apply a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may cause a Fund to ex-perience losses which are potentially unlimited. Certain strategies limit a Fund's possibilities to realize gains as well as limit its exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addi-tion, a Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Fund's turnover rate. For more information on these invest-ment techniques, see the Statement of Additional Information.

 Each of the Funds may purchase and sell put and call options on securities, indices of securities and futures contracts, or purchase and sell futures con-tracts, only if such options are written by other persons and if (i) the ag-gregate premiums paid on all such options which are held at any time do not exceed 20% of such Fund's total net assets, and (ii) the aggregate margin de-posits required on all such futures and premium on options thereon held at any time do not exceed 5% of such Fund's total assets. The Funds may also be sub-ject to certain limitations pursuant to the regulations of the Commodity Futures Trading Commission. Neither Fund has any current intention of purchas-ing futures contracts or investing in put and call options on securities, in-dices of securities, or futures contracts if more than 5% of its net assets would be at risk from such transactions.

 ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED
SECURITIES. Each Fund may acquire investments that are illiquid or have lim-ited liquidity, such as private placements or investments that are not regis-tered under the Securities Act of 1933, as amended (the "1933 Act"), and can-not be offered for public sale in the United States without first being regis-tered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approxi-mately the amount at which it is valued by the Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity.

 Acquisitions of illiquid investments by the Funds are subject to the follow-ing non-fundamental policies. Each Fund may not invest in additional illiquid securities if, as a result, more than 15% of the market value of its net as-sets would be invested in illiquid securities. Each of the Funds may also pur-chase Rule 144A securities sold to institutional investors without registra-tion under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the investment adviser and approved by the Board of Trustees. The Board of Trustees of the Trust will monitor the implementation of these guidelines on a periodic basis. Because Rule 144A is relatively new, it is not possible to predict how markets in Rule 144A securi-ties will develop. If trading in Rule 144A securities were to decline, these securities could become illiquid after being purchased, increasing the level of illiquidity of a Fund. As a result, a Fund holding these securities might not be able to sell these securities when the investment manager wishes to do so, or might have to sell them at less than fair value.

 SHORT-TERM INSTRUMENTS. Each Fund may invest in short-term debt securities in accordance with its investment objective and policies as described above. The Funds may also make money market investments pending other investments or set-tlement, or to maintain liquidity to meet shareholder redemptions. In adverse market conditions and for temporary defensive purposes only, each of the Funds may temporarily invest their respective assets without limitation in short-term investments. Short-term investments include: obligations of the U.S. Gov-ernment and its agencies or instrumentalities; commercial paper and other debt securities; variable and floating rate securities; bank obligations; repur-chase agreements collateralized by these securities; and shares of other in-vestment companies that primarily invest in any of the above-referenced secu-rities. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. Other corporate obligations in which the Funds may invest consist of high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes) is-sued by domestic and foreign corporations. The Funds may invest in commercial paper issued by major corporations in reliance on the exemption from registra-tion afforded by Section 3(a)(3) of the 1933 Act. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less.

Trading of such commercial paper is conducted primarily by institutional in-vestors through investment dealers, and individual investor participation in the commercial paper market is very limited.

 Each Fund may invest in U.S. dollar-denominated certificates of deposit, time deposits, bankers' accept-ances and other short-term obligations issued by do-mestic banks and domestic or foreign branches or subsidiaries of foreign banks. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Such instruments include Yankee Certificates of Deposit ("Yankee CDs"), which are certificates of deposit denominated in U.S. dollars and issued in the United States by the domestic branch of a foreign bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds are not insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Gov-ernment. Each Fund will not invest more than 15% of the value of its net assets in time deposits maturing in longer than seven days and other instruments which are deemed illiquid or not readily marketable. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations in which the Funds may invest include uninsured, direct obli-gations which have either fixed, floating or variable interest rates.

 The Funds will limit their short-term investments to those U.S. dollar-denomi-nated instruments which are determined by or on behalf of the Board of Trustees of the Trust to present minimal credit risks and which are of "high quality" as determined by a major rating service (i.e., rated P-1 by Moody's or A-1 by S&P) or, in the case of instruments which are not rated, are deemed to be of compa-rable quality pursuant to procedures established by the Board of Trustees of the Trust. The Funds may invest in obligations of banks which at the date of investment have capital, surplus and undivided profits (as of the date of their most recently published financial statements) in excess of $100 million. In-vestments in high quality short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or longer term.

 SECURITIES LENDING. The Funds may seek to increase their income by lending se-curities to banks, brokers or dealers and other recognized institutional in-vestors. Such loans may not exceed 30% of the value of a Fund's total assets. In connection with such loans, each Fund will receive collateral consisting of cash, U.S. Government or other high quality securities, irrevocable letters of credit issued by a bank, or any combination thereof. Such collateral will be maintained at all times in an amount equal to at least 100% of the current mar-ket value of the loaned securities. A Fund can increase its income through the investment of any such collateral consisting of cash. Such Fund continues to be entitled to payments in amounts equal to the interest or dividends payable on the loaned security. Such loans will be terminable at any time upon specified notice. A Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

 SHORT SALES "AGAINST THE BOX." In a short sale, a Fund sells a borrowed secu-rity and has a corresponding obligation to the lender to return the identical security. A Fund may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." A Fund may make a short sale as a hedge, when it be-lieves that the value of a security owned by it (or a security convertible or exchangeable for such security) may decline, or when a Fund wants to sell the security at an attractive current price but wishes to defer recognition of gain or loss for tax purposes. Not more than 40% of a Fund's total assets would be involved in short sales "against the box."

 CERTAIN OTHER OBLIGATIONS. Consistent with their respective investment objec-tives, policies and restrictions, the Funds may also invest in participation interests, guaranteed investment contracts and zero coupon obligations. See the Statement of Additional Information. In order to allow for investments in new instru-ments that may be created in the future, upon the Trust supplementing this Prospectus, a Fund may invest in obligations other than those listed pre-viously, provided such investments are consistent with the Fund's investment objective, policies and restrictions.

 DERIVATIVE CONTRACTS AND SECURITIES. The term "derivative" has traditionally been applied to certain contracts (including futures, forward, option and swap contracts) that derive their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incor-porate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities derived from the cash flows from underlying securities, mortgages or other obligations.

 Derivatives contracts and securities can be used to reduce or increase the volatility of a Fund's total performance. While the response of certain deriva-tive contracts and securities to market changes may differ from traditional in-vestments such as stocks and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Funds will only use de-rivative contracts for the purposes disclosed in the applicable sections above. To the extent that a Fund invests in securities that could be characterized as derivatives, such as mortgage pass-throughs and collateralized mortgage obliga-tions, it will only do so in a manner consistent with its investment objective, policies and limitations.

 PORTFOLIO TURNOVER RATE. Although the Funds generally seek to invest for the long term, each Fund may sell securities irrespective of how long such securi-ties have been held. Each Fund may sell a portfolio investment immediately af-ter its acquisition if the investment managers believe that such a disposition is consistent with the investment ob-jective of the particular Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circum-stances bearing on the desirability of continuing to hold such investments.

 The annual portfolio turnover rate for each Fund is not expected to exceed 100%. A rate of 100% indicates that the equivalent of all of a Fund's assets have been sold and reinvested in a calendar year. A high rate of portfolio turnover may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Fund and ulti-mately by the shareholders of such Fund. High portfolio turnover may result in the realization of substantial net capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for Federal income tax purposes. See "Tax Matters" below.

                                     * * *

 As diversified investment companies, 75% of the assets of each Fund are repre-sented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities which for pur-poses of this calculation are subject to the following fundamental limitations:
(a) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, and (b) the Fund may not own more than 10% of the outstand-ing voting securities of any one issuer. In addition, each Fund may not invest 25% or more of its assets in the securities of issuers in any one industry. These are fundamental investment policies of each Fund which may not be changed without investor approval. For purposes of these policies and limitations, each Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

 The Statement of Additional Information includes further discussion of invest-ment strategies and techniques, and a listing of other fundamental investment restrictions and non-fundamental investment policies which govern the invest-ment policies of each Fund. Fundamental investment restrictions may not be changed, in the case of each Fund, without the approval of that Fund's share-holders. If a percentage restriction (other than a restriction as to borrowing) or a rating restriction on investment or utilization of assets is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a later change in the rating of a security held by a Fund is not considered a violation of the policy.

 The investment objective of each Fund may be changed without the approval of that Fund's shareholders, but not without written notice thereof to that Fund's shareholders thirty days prior to implementing the change. If there were a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current fi-nancial position and needs. There can, of course, be no assurance that the in-vestment objective of a Fund will be achieved. See "Investment Restrictions" in the Statement of Additional Information for a description of the fundamental investment policies and restrictions of each Fund that cannot be changed with-out approval by the holders of a "majority of the outstanding voting securi-ties" (as defined in the 1940 Act) of that Fund. Except as stated otherwise, all investment objectives, policies, strategies and restrictions described herein and in the Statement of Additional Information are non-fundamental.

                               PRICING OF SHARES

 The net asset value of each Fund is determined and the Shares of each Fund are priced for purchases and redemptions at the close of regular trading hours on the New York Stock Exchange (the "NYSE"), currently 4:00 p.m. (Eastern time). Net asset value and pricing for each Fund are determined on each day the NYSE and the Funds are open for business ("Business Day"). Currently, the days on which the Funds are closed (other than weekends) are New Year's Day, Martin Lu-ther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. A Fund's net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets allocable to its Shares, less the liabilities allocable to its Shares, by the number of outstanding Shares.

 Assets in the Funds which are traded on a recognized domestic stock exchange or are quoted on a national securities market are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on such national securities market. Securities in the Funds which are traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices, and securities in such Funds for which there were no transactions are valued at the average of the most recent bid and asked prices. Restricted securities, securities for which market quotations are not readily available, and other assets are valued at fair value, pursuant to guidelines adopted by the Board of Trustees of the Trust. Absent unusual cir-cumstances, debt securities maturing in 60 days or less are valued at amortized cost.

 Securities of the Funds which are primarily traded on foreign securities ex-changes are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an event subsequent to the time when value was so established is likely to have changed such value, then the fair value of those securities will be determined after consideration of such events and other material factors, all under the direction and guidance of the Board of Trustees of the Trust. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Absent unusual circumstances, invest-ments in foreign debt securities having a maturity of 60 days or less are val-ued based upon the amortized cost method. All other foreign securities are val-ued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Trustees of the Trust. For valuation purposes, quotations of foreign securi-ties in foreign currency are converted to U.S. dollars equivalent at the pre-vailing market rate on the day of conversion. Some of the securities acquired by the Funds may be traded on foreign exchanges or over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the Shares may be significantly affected on days when investors can neither pur-chase nor redeem a Fund's Shares. The administrators have undertaken to price the securities held by the Funds, and may use one or more independent pricing services in connection with this service. The methods used by the pricing serv-ices and the valuations so established will be reviewed by the Funds' invest-ment managers and the administrators under the general supervision of the Board of Trustees of the Trust.

                  HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

 Introduction. Edgewood Services, Inc. (the "Distributor") has established sev-eral procedures for purchasing and redeeming Shares in order to accommodate different types of investors.

 Trust Shares may be purchased by individuals ("Investors") directly from the Distributor or through Shareholder Organizations that have entered into agree-ments with the Trust.

 A Shareholder Organization may elect to hold of record Shares for its custom-ers ("Customers") and to record beneficial ownership of Shares on the account statements provided to its Customers. In that case, it is the Shareholder Orga-nization's responsibility to transmit to the Distributor all purchase and re-demption orders for its Customers and to transmit, on a timely basis, payment for purchase orders to Chase Global Funds Services Company ("CGFSC") and re-demption proceeds to Customers in accordance with the procedures agreed to by the Shareholder Organization, the Distributor and Customers. Confirmations of all such purchases and redemptions by Shareholder Organizations for the benefit of their Customers will be sent by CGFSC to the particular Shareholder Organi-zation. In the alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Share-holder Organization continues to place its Customers' purchase and redemption orders with the Distributor, CGFSC will send confirmations of such transactions and periodic account statements directly to the shareholders of record. Shares in the Funds bear the expense of fees payable to Shareholder Organizations for such services. See "Management of the Trust--Shareholder Organizations."

 Customers may agree with a particular Shareholder Organization to make minimum purchases and maintain minimum balances with respect to their accounts. Depend-ing upon the terms of the particular account, Shareholder Organizations may charge a Customer's account fees for automatic investment and other cash man-agement services provided. Customers should contact their Shareholder Organiza-tions directly for further information on purchase and redemption procedures and account fees.

PURCHASE OF SHARES

 Shares of each Fund may be purchased without a sales charge on any Business Day at the applicable net asset value per Share next determined after an order is transmitted to the Trust's transfer agent, CGFSC, or another entity on be-half of the Trust, and received by the Distributor in good order. There is no minimum amount for initial or subsequent investments. Purchase orders for Shares received prior to the close of regular trading on the NYSE on any day on which a Fund's net asset value is calculated are priced according to the net asset value determined on that day. Purchase orders received in good order af-ter the close of regular trading on the NYSE are priced as of the time the net asset value per Share is next determined.

 Shares of each Fund may be purchased only in those states where they may be lawfully sold. The Trust reserves the right to cease offering Shares for sale at any time and the Distributor and the Trust each reserve the right to reject any order for the purchase of Shares.

PURCHASE PROCEDURES

 Investors may purchase Shares in accordance with the procedures described be-low. These procedures only apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC. Customers whose in-dividual accounts are maintained by Shareholder Organizations must contact their Shareholder Organizations directly to purchase Shares. Certificates will not be issued for Shares.

General

 Investors may purchase Shares by completing the New Account Application (the "Application") accompanying this Prospectus and mailing it, together with a check payable to Excelsior Institutional Trust, to:

  Excelsior Institutional Trust
  c/o Chase Global Funds Services Company
  P.O. Box 2798
  Boston, MA 02208-2798

 Subsequent investments in an existing account in a Fund may be made at any time by sending to the above address a check payable to Excelsior Institu-tional Trust along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC or a Shareholder Organization; or (c) a letter stating the amount of the investment, the name of the Fund, and the account number in which the investment is to be made.

Purchases by Wire

 Investors may purchase Shares by wiring Federal funds to CGFSC. Prior to mak-ing an initial investment by wire, an Investor must telephone CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755) for instructions, includ-ing a Wire Control Number. Federal funds and registration instructions should be wired through the Federal Reserve System to:

  The Chase Manhattan Bank
  ABA #021000021
  Excelsior Institutional Trust
  Credit DDA #910-2-733046
  [Account Registration]
  [Account Number]
  [Wire Control Number]

 Purchases of Shares by Federal funds wire will be effected at the applicable net asset value per Share next determined after receipt of the purchase order in good form, provided that the Federal funds wire has been received by the Fund's custodian on that Business Day.

 It is intended that each Fund will be as fully invested at all times as is reasonably practicable in order to enhance the return on its assets. Accord-ingly, in order to make investments immediately, a Fund must have Federal funds available. Purchase orders received after 4:00 p.m. (Eastern time) in good order will be effected at the applicable net asset value next determined even if a Fund received Federal funds on that day.

 Investors making initial investments by wire must promptly complete the Ap-plication accompanying this Prospectus and forward it to CGFSC. No Application is required for subsequent purchases. Completed Applications should be di-rected to:

  Excelsior Institutional Trust
  c/o Chase Global Funds Services Company
  P.O. Box 2798
  Boston, MA 02208-2798

 The Application may also be sent via facsimile. Please contact CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755) for complete instruc-tions. Redemptions by investors will not be processed until the completed Ap-plication has been received and accepted by CGFSC. Investors making subsequent investments by wire should follow the above instructions.

Purchases by Telephone

 Investors may place a purchase order by calling CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755). The purchase by telephone will be ef-fected at the net asset value per Share next determined after receipt of the purchase order in good order.

 By utilizing the telephone purchase option, the Investor authorizes CGFSC and the Distributor to act upon telephone instructions believed to be genuine. THE TRUST, CGFSC AND THE DISTRIBUTOR WILL NOT BE HELD LIABLE FOR ANY LOSS, LIABILI-TY, COST OR EXPENSE FOR ACTING UPON SUCH INSTRUCTIONS. ACCORDINGLY, INVESTORS BEAR THE RISK OF LOSS. THE TRUST WILL EMPLOY REASONABLE PROCEDURES TO CONFIRM THAT INSTRUCTIONS COMMUNICATED BY TELEPHONE ARE GENUINE, INCLUDING, WITHOUT LIMITATION, RECORDING TELEPHONIC INSTRUCTIONS AND/OR REQUIRING THE CALLER TO PROVIDE SOME FORM OF PERSONAL IDENTIFICATION.

 This option may be modified or terminated at any time. The Trust currently does not charge a fee for this service, although some Shareholder Organizations may charge their Customers fees. Customers should contact their Shareholder Or-ganizations directly for further information.

REDEMPTION OF SHARES

 Investors may redeem all or any portion of the Shares in their account at the applicable net asset value per Share next determined after CGFSC receives a re-demption order in proper form. Proceeds from redemption orders received by 4:00 p.m. (Eastern time) will normally be sent the next Business Day; redemption proceeds are sent in any event within seven days.

 Because the investment return and principal value of an investment in each Fund will fluctuate, the value of Shares redeemed may be more or less than the shareholder's cost. Redemptions of Shares are taxable events on which a share-holder may realize a gain or loss.

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Funds in accordance with the procedures governing their accounts at their Shareholder Organizations. It is the respon-sibility of the Shareholder Organizations to transmit their Customers' redemp-tion orders to CGFSC and to credit such Customer accounts with the redemption proceeds on a timely basis.

 Customers redeeming Shares through certain Shareholder Organizations or certi-fied financial planners may incur transaction charges in connection with such redemptions. Customers should contact their Shareholder Organization for fur-ther information on transaction fees.

REDEMPTION PROCEDURES

General

 Investors may redeem all or part of their Shares in accordance with any of the procedures described below. These procedures only apply to Customers of Share-holder Organizations for whom individual accounts have been established with CGFSC. Customers whose individual accounts are maintained by Shareholder Orga-nizations must contact their Shareholder Organization directly to redeem Shares.

 If any portion of the Shares to be redeemed represents an investment made by check, the Trust and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations; this collection process may take up to 15 days. Investors who anticipate the need for more immediate access to their investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a check is not collected, the purchase will be canceled and CGFSC will charge a fee of $25.00 to the Investor's account.

Redemption by Wire or Telephone

 Investors who maintain an account at CGFSC and have so indicated on their Ap-plication, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC, by wire or telephone, to wire the redemption proceeds directly to the Invest-or's predesignated bank account at any commercial bank in the United States. Investors may have their Shares redeemed by wire by instructing CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755). Only redemptions of $500 or more will be wired to an Investor's account. Shareholder Organizations may charge Customers for wiring or crediting such redemption payments to their ac-counts. Information relating to such redemption services and charges, if any, is available to Customers directly from their Shareholder Organizations.

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank account designated to receive redemption proceeds, an Investor must send a written request to the Trust at the address listed below under "Redemption by Mail." Such requests must be signed by the Investor, with signatures guaranteed (see "Redemption by Mail" below for de-tails regarding signature guarantees). Further documentation may be requested.

 CGFSC and the Distributor reserve the right to re-fuse a wire or telephone redemption. Procedures for redeeming Shares by wire or telephone may be modi-fied or terminated at any time by the Trust or the Distributor. CGFSC, THE TRUST AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELEPHONE INSTRUCTIONS BELIEVED TO BE GENUINE. ACCORD-INGLY, INVESTORS WILL BEAR THE RISK OF LOSS. THE TRUST WILL EMPLOY REASONABLE PROCEDURES TO CONFIRM THAT INSTRUCTIONS COMMUNICATED BY TELEPHONE ARE GENUINE, INCLUDING, WITHOUT LIMITATION, RECORDING TELEPHONE INSTRUCTIONS AND/OR REQUIR-ING THE CALLER TO PROVIDE SOME FORM OF PERSONAL IDENTIFICATION. FAILURE TO EM-PLOY REASONABLE PROCEDURES MAY MAKE THE TRUST LIABLE FOR ANY LOSSES DUE TO UN-AUTHORIZED OR FRAUDULENT TELEPHONE INSTRUCTIONS.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted below under "Redemption by Mail."

Redemption by Mail

 Shares may be redeemed by an Investor by submitting a written request for re-demption to:

  Excelsior Institutional Trust
  c/o Chase Global Funds Services Company
  P.O. Box 2798
  Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed for each registered owner or by its autho-rized officer exactly as the Shares are registered.

 A redemption request for an amount in excess of $50,000, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be ac-companied by signature guarantees from any eligible guarantor institution ap-proved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker-dealers, credit unions, national securities exchanges, registered securities associa-tions, clearing agencies and savings associations. All eligible guarantor in-stitutions must participate in the Securities Transfer Agents Medallion Pro-gram ("STAMP") in order to be approved by CGFSC pursuant to the Signature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and infor-mation on STAMP can be obtained from CGFSC at (800) 909-1989 (from overseas, please call (617) 557- 1755) or at the address given above. CGFSC may require additional supporting documents. A redemption request will not be deemed to be properly received in good form until CGFSC receives all required documents in proper form.

 Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 909-1989 (from overseas, please call (617) 557-
1755).

Other Redemption Information

 Except as described in "Investor Programs" below, Investors may be required to redeem Shares in a Fund after 60 days' written notice if due to investor re-demptions the balance in the particular account with respect to the Fund re-mains below $500. If a Customer has agreed with a particular Shareholder Organ-ization to maintain a minimum balance with respect to Shares of a Fund and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his Shares to the ex-tent necessary to maintain the required minimum balance.

                               INVESTOR PROGRAMS

 The investor programs described below are currently offered by the Trust to Investors generally. Customers should contact their Shareholder Organizations for information on the availability of, and the procedures and account charges applicable to, these investor programs.

EXCHANGE PRIVILEGE

 Trust Shares of a Fund may be exchanged without payment of any exchange fee or sales charge for Trust Shares of any other investment portfolio offered by the Trust and for shares of any investment portfolio offered by Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at their respective net asset values. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold.

 An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in Trust Shares of another port-folio of the Trust or in shares of a portfolio of Excelsior Funds, Inc. or Ex-celsior Tax-Exempt Funds, Inc. The redemption will be made at the per Share net asset value of the Shares being redeemed next determined after the exchange re-quest is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next deter-mined after receipt of the exchange request in good order.

 An exchange of shares is treated for Federal and state income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an ex-changing shareholder may, therefore, realize a taxable gain or loss in connec-tion with the exchange. Shareholders exchanging Shares of an investment portfo-lio for shares of another portfolio should carefully review the prospectus re-lating to the acquired shares prior to making an exchange.

 In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Trust reserves the right to limit the number of exchange re-quests of Investors to no more than six per year. The exchange option may be changed, modified or terminated at any time. The Trust currently does not charge a fee for this service, although some Shareholder Organizations may charge their Customers fees. Customers should contact their Shareholder Organi-zations directly for further information.

Exchanges by Telephone

 For Investors who have previously selected the telephone exchange option, an exchange order may be placed by calling CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755). By establishing the telephone exchange option, the Investor authorizes CGFSC and the Distributor to act upon telephone instruc-tions believed to be genuine. CGFSC AND THE DISTRIBUTOR WILL NOT BE HELD LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON SUCH INSTRUCTIONS. AC-CORDINGLY, INVESTORS BEAR THE RISK OF LOSS. THE TRUST WILL EMPLOY REASONABLE PROCEDURES TO CONFIRM THAT IN-

STRUCTIONS COMMUNICATED BY TELEPHONE ARE GENUINE, INCLUDING, WITHOUT LIMITA-TION, RECORDING TELEPHONIC INSTRUCTIONS AND/OR REQUIRING THE CALLER TO PROVIDE SOME FORM OF PERSONAL IDENTIFICATION. FAILURE TO EMPLOY REASONABLE PROCEDURES MAY MAKE THE TRUST LIABLE FOR ANY LOSSES DUE TO UNAUTHORIZED OR FRAUDULENT TELEPHONE INSTRUCTIONS.

 During periods of substantial economic or market change, telephone exchanges may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the exchange request to CGFSC in writing at the address noted above under "Redemption by Mail."

RETIREMENT PLANS

 Shares are available for purchase by Investors in connection with the follow-ing tax-deferred prototype retirement plans offered by United States Trust Company of New York and other Shareholder Organizations:

 IRAs (including "rollovers" from existing retirement plans) for individuals and their eligible non-working spouses;

 Profit-Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

 Keogh Plans for self-employed individuals.

 Investors investing in Shares pursuant to a retirement plan are not subject to the minimum investment and mandatory redemption provisions described above. Detailed information concerning eligibility, service fees and other matters related to these plans is available from the Trust by calling CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755).

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (mini-mum of $50 per Fund per transaction) at regular intervals selected by the In-vestor. Provided the Investor's financial institution allows automatic with-drawals, Shares are purchased by transferring funds from a checking, bank money market or NOW account designated by the Investor. At the Investor's op-tion, the account designated will be debited in the specified amount, and Shares will be purchased once a month, on either the first or fifteenth day, or twice a month, on both days.

 The Automatic Withdrawal Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time mar-ket performance, a fixed dollar amount is invested in Shares at predetermined intervals. This may help Investors to reduce their average cost per Share be-cause the agreed upon fixed investment amount allows more Shares to be pur-chased during periods of lower Share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Individual Investors should be aware, however, that Shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his Shares at a price which is lower than their purchase price.

 To establish an Automatic Investment account permitting Investors to use the Dollar Cost Averaging investment method described above, an Investor must com-plete the Supplemental Application contained in the Prospectus and mail it to CGFSC at the address given above. Shareholder Organizations may, at their dis-cretion, establish similar programs with respect to the Shares held by their Customers. Information con- cerning the availability of, and the procedures and fees relating to, Automatic Investment accounts may be obtained by Custom-ers directly from their Shareholder Organizations.

SYSTEMATIC WITHDRAWAL PLAN

 Investors who own Trust Shares of a Fund with a value of $10,000 or more may establish a Systematic

Withdrawal Plan. The Investor may request a declining-balance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage with-drawal (based on the current value of Shares in the account) on a monthly, quarterly, semi-annual or annual basis.

 To initiate the Systematic Withdrawal Plan, an Investor must complete the Sup-plemental Application contained in the Prospectus and mail it to CGFSC. Share-holder Organizations may, at their discretion, establish similar systematic withdrawal plans with respect to the Shares held by their Customers. Informa-tion concerning the availability of, and the procedures and fees relating to, such plans may be obtained by Customers directly from their Shareholder Organi-zations.

                                  TAX MATTERS

 Each year, the Trust intends to qualify each Fund and to elect that each Fund be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Provided a Fund meets all income, distribution and diversification requirements of the Code, and distributes all of its net investment income and realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, no Federal income or excise taxes generally will be required to be paid from that Fund, although foreign-source income of a Fund may be subject to foreign with-holding taxes. If a Fund fails to qualify as a "regulated investment company" in any year, the Fund would incur a regular corporate Federal income tax upon its taxable income and the Fund's distributions generally would be taxable as ordinary dividend income to shareholders.

 To satisfy various requirements in the Code, each Fund expects to distribute virtually all of its net income each year. Shareholders of a Fund normally will have to pay Federal income taxes and any state or local taxes on the dividends and net capital gain distributions, if any, they receive from a Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for Federal income tax purposes. Distributions of net capital gains are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their Shares. Dividends and distributions, if any, paid to shareholders will be treated in the same manner for Federal income tax purposes whether received in cash or reinvested in additional Shares of a Fund.

 A portion of the ordinary income dividends of a Fund invested in stock of do-mestic corporations may qualify for the dividends-received deduction for corpo-rations if the recipient otherwise qualifies for that deduction with respect to its holding of Fund Shares. Availability of the deduction for particular share-holders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and may result in certain basis adjustments.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 At the end of each calendar year, each shareholder receives information for tax purposes on the dividends and other distributions received during that cal-endar year, including the portion thereof taxable as ordinary income, the por-tion taxable as long-term capital gains, the portion, if any, which constitutes a return of capital (which is generally free of tax, but results in a basis re-duction), and the amount of dividends, if any, which may qualify for the divi-dends-received deduction for corporations.

 In general, any gain or loss realized upon a taxable disposition of Shares of a Fund by a shareholder that holds such Shares as a capital asset will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months and otherwise as a short-term capital gain or loss. However, any loss realized upon a redemption of Shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those Shares. Any loss realized upon a disposition of Shares may also be disallowed under rules relating to wash sales.

 If more than 50% of the value of the International Equity Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the International Equity Fund may elect to "pass through" to shareholders foreign income taxes paid by that Fund. Under those circumstanc-es, the Fund will notify shareholders of their pro rata portion of the foreign income taxes paid by the Fund. Shareholders may be eligible for foreign tax credits or deductions with respect to those taxes, but will be required to treat the amount of the taxes as an amount distributed to them and thus includable in their gross income for federal income tax purposes.

 The Trust may be required to withhold Federal income tax at the rate of 31% from all taxable distributions and redemption proceeds payable to shareholders who do not provide the Trust with their correct taxpayer identification number or make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Such withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's Federal income tax liability.

 Under current law, neither the Trust, as a Delaware business trust, nor the Funds are liable for any income or franchise tax in the State of Delaware as long as the Funds continue to qualify as "regulated investment companies" un-der the Code.

 The foregoing discussion is intended for general information only. An in-vestor should consult with its own tax advisor as to the tax consequences of an investment in the Funds, including the status of distributions from the Funds under applicable state and local tax laws.

                            MANAGEMENT OF THE TRUST

 The Board of Trustees of the Trust provides general supervision over the af-fairs of the Trust. The Trustees decide upon matters of general policy and re-view the actions of service providers such as the investment adviser, the ad-ministrators, the Distributor, and others.

INVESTMENT MANAGERS

Value Equity Fund and Optimum Growth Fund

 United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust") serve as the investment adviser to the Value Equity and Optimum Growth Funds. U.S. Trust New York is a state-chart-ered bank and trust company and a member bank of the Federal Reserve System and is one of the twelve members of the New York Clearing House Association. U.S. Trust Connecticut is a Connecticut state bank and trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding company.

 U.S. Trust provides trust and banking services to individuals, corporations and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 1996, the Asset Management Groups of U.S. Trust New York and U.S. Trust Con-necticut had approximately $53 billion in aggregate assets under management. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal offices at 225 High Ridge Road, East Building, Stamford, Connecticut 06905.

 With respect to the Value Equity and Optimum Growth Funds, U.S. Trust makes decisions with respect to and places orders for all purchases and sales of portfolio securities, and maintains records relating to such purchases and sales.

 David J. Williams is the person primarily responsible for the day-to-day man-agement of the Value Equity Fund's investment portfolio. Mr. Williams, Manag-ing Director and Senior Portfolio Manager of the Personal Investment Division of U.S. Trust, has been with U.S. Trust since 1987, and has managed the Value Equity Fund since its inception.

 All investment decisions for the Optimum Growth Fund are made by a committee of investment professionals and no persons are primarily responsible for mak-ing recommendations to that committee.

 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreements, U.S. Trust is entitled to be paid a fee, computed daily and paid monthly, at the annual rate of .65% of the average daily net assets of each of the Value Equity and Optimum Growth Funds.

 Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Value Equity and Optimum Growth Funds pursuant to advisory agreements sub-stantially similar to the Investment Advisory Agreements currently in effect for the Funds. For the period ended March 31, 1997, U.S. Trust New York re-ceived an advisory fee at the effective annual rates of .23% and .24% of the average daily net assets of the Value Equity and Optimum Growth Funds, respec-tively. For the same period, U.S. Trust New York waived advisory fees at the effective annual rates of .42% and .41% of the average daily net assets of the Value Equity and Optimum Growth Funds, respectively.

 From time to time, U.S. Trust may voluntarily waive all or a portion of the advisory fees payable to it by a Fund, which waiver may be terminated at any time. See "Management of the Trust--Shareholder Organizations" for additional information on fee waivers.

Balanced and International Equity Funds

 United States Trust Company of The Pacific Northwest ("U.S. Trust Pacific") serves as investment adviser to the Balanced and International Equity Funds. U.S. Trust Pacific, which has its principal offices at 4380 Southwest Macadam Avenue, Suite 450, Portland, Oregon 97201, is an indirect wholly-owned subsid-iary of U.S. Trust Corporation.

 U.S. Trust Pacific has delegated the daily management of the investment port-folios of the Balanced and International Equity Funds to the investment manag-ers named below, acting as sub-advisers (the "Sub-Advisers"):

Balanced Fund...................................... Becker Capital Management,
                                                    Inc. ("Becker")
International Equity Fund..........................
                                                    Harding, Loevner Management,
                                                    L.P. ("Harding Loevner")

 Subject to the general guidance and policies set by the Trustees of the Trust, U.S. Trust Pacific provides general supervision over the investment management functions performed by each of the Sub-Advisers. U.S. Trust Pacific closely monitors the Sub-Advisers' application of these Funds' investment pol-icies and strategies, and regularly evaluates the Sub-Advisers' investment re-sults and trading practices.

 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreements, U.S. Trust Pacific is entitled to be paid a fee, computed daily and paid monthly, at the following annual rates: .65% of the average daily net assets of the Balanced Fund; and 1.00% of the average daily net as-sets of the International Equity Fund.

 For the period ended March 31, 1997, U.S. Trust Pacific received advisory fees at the effective annual rates of .42% and .41% of the average daily net assets of the Balanced and International Equity Funds, respectively. For the same pe-riod, U.S. Trust Pacific waived advisory fees at the effective annual rates of
 .23% and .59% of the average daily net assets of the Balanced and Interna-tional Equity Funds, respectively.

 From time to time, U.S. Trust Pacific may voluntarily waive all or a portion of the advisory fees payable to it by a Fund, which waiver may be terminated at any time. See "Management of the Trust--Shareholder Organizations" for ad-ditional information on fee waivers.

 Pursuant to sub-advisory agreements, the Sub-Advisers make the day-to-day in-vestment decisions and portfolio selections for the Balanced and International Equity Funds, consistent with the general guidelines and policies established by U.S. Trust Pacific and the Board of Trustees of the Trust. For the invest-ment management services they provide to the Funds, the Sub-Advisers are com-pensated only by U.S. Trust Pacific, and receive no fees directly from the Trust. For their services, the Sub-Advisers are entitled to receive from U.S. Trust Pacific fees at a maximum annual rate equal to the percentages specified below of the Funds' average daily net assets: (a) .425% for the Balanced Fund and (b) .50% for the International Equity Fund. Each Sub-Adviser has agreed to waive a portion of its sub-advisory fees with respect to its respective Fund, which waivers may be terminated at any time. The Sub-Advisers furnish at their own expense all services, facilities and personnel necessary in connection with managing the Funds' investments and effecting securities transactions for the Funds. For the period ended March 31, 1997, Becker and Harding Loevner re-ceived sub-advisory fees at the effective annual rates of .24% and .50% of the average daily net assets of the Balanced and International Equity Funds, re-spectively. For the same period, Becker waived sub-advisory fees at the effec-tive annual rate of .185% of the average daily net assets of the Balanced Fund.

 Becker, the Sub-Adviser for the Balanced Fund, maintains its principal of-fices at 2185 Pacwest Center, Portland, OR 97204. As of June 30, 1997, Becker had approximately $2.15 billion in assets under management. The person primar-ily responsible for the day-to-day management of the Balanced Fund is Donald
L. Wolcott, C.F.A., Vice President and Portfolio Manager of Becker. Mr. Wol-cott joined Becker in 1987 and brings 21 years of experience in investment management to his position.

 Harding Loevner, the Sub-Adviser for the International Equity Fund, maintains its principal offices at 50 Division Street, Suite 401, Somerville, NJ 08876. As of June 30, 1997, Harding Loevner had approximately $1.61 billion in assets under management. All investment management decisions of Harding Loevner are made by an investment group and not by portfolio managers individually.

                                     * * *

 In executing portfolio transactions for the Fund, the investment managers may use affiliated brokers in accordance with the requirements of the 1940 Act. The investment managers may also take into account the sale of the Trust's shares in allocating brokerage transactions.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Fund's administrators (the "Administrators") and provide them with general administrative and operational assistance. The Administrators also serve as administrators of all of the portfolios of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc., which are also advised by U.S. Trust and its affili-ates and distributed by the Distributor. For the services provided to all portfolios of the Trust (except the International Equity Fund), Excelsior Funds, Inc. (except the international portfolios of Excelsior Funds, Inc.), and Excelsior Tax-Exempt Funds, Inc., the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggre-gate average daily net assets of the three companies (excluding the international portfolios of the Trust and Excelsior Funds, Inc.) as follows:

     COMBINED AGGREGATE AVERAGE DAILY NET ASSETS OF EXCELSIOR
                           FUNDS, INC.,
                 EXCELSIOR TAX-EXEMPT  FUNDS, INC.
                AND  EXCELSIOR INSTITUTIONAL TRUST
                   (EXCLUDING THE  INTERNATIONAL
                PORTFOLIOS OF EXCELSIOR FUNDS, INC.
                AND EXCELSIOR INSTITUTIONAL TRUST)                  ANNUAL FEE
     ---------------------------------------------------------      ----------
first $200 million.................................................    .200%
next $200 million..................................................    .175%
over $400 million..................................................    .150%

 Administration fees payable to the Administrators by each portfolio of the Trust, Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. pursuant to the fee schedule above are allocated in proportion to their relative average daily net assets at the time of determination. The Administrators are jointly entitled to an annual fee from the International Equity Fund, computed daily and paid monthly, at the annual rate of .20% of the Fund's average daily net assets. From time to time, the Administrators may voluntarily waive all or a portion of the administration fees payable to them by a Fund, which waivers may be terminated at any time. See "Management of the Trust--Shareholder Orga-nizations" for additional information on fee waivers.

 Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administra-tion agreement substantially similar to the administration agreement currently in effect for the Funds. For the period ended March 31, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York received an aggregate adminis-tration fee at the effective annual rates of .15%, .15%, .15% and .20% of the average daily net assets of the Value Equity, Balanced, Optimum Growth and In-ternational Equity Funds, respectively.

                                  DISTRIBUTOR

 Pursuant to a Distribution Agreement, Edgewood Services, Inc. (the "Distribu-tor"), Clearing Operations, P.O. Box 897, Pittsburgh, Pennsylvania 15230-0897, acts as principal underwriter for the Shares. Edgewood Services, Inc., a reg-istered broker-dealer and a wholly-owned subsidiary of Federated Investors, is unaffiliated with U.S. Trust or any of its affiliates.

 Under the Trust's Distribution Agreement and Distribution Plan, adopted pur-suant to Rule 12b-1 under the 1940 Act, the Trust Shares of each Fund may com-pensate the Distributor monthly for its services which are intended to result in the sale of Trust Shares. The compensation may not exceed the annual rate of .75% of the average daily net asset value of each Fund's outstanding Trust Shares. Trust Shares of each Fund currently bear the expense of such distribu-tion fees at the annual rate of .35% of the average daily net asset value of the Fund's outstanding Trust Shares. The Distributor may also use the distri-bution fees to defray direct and indirect marketing expenses such as: (i) the expense of preparing, printing and distributing promotional materials and pro-spectuses (other than prospectuses used for regulatory purposes or for distri-bution to existing shareholders); (ii) the expense of other advertising via radio, television or other print or electronic media; and (iii) the expense of payments to financial institutions ("Distribution Organizations") for distri-bution assistance (including sales incentives). Payments under the Distribu-tion Plan are not tied directly to out-of-pocket expenses and therefore may be used by the Distributor as it chooses (for example, to defray its overhead ex-penses).

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of

Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Pay-ments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational sup-port. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and en-gineering computer software programs that emphasize the attributes of the Funds. Such payments will be predicated upon the amount of Shares the finan-cial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

SHAREHOLDER ORGANIZATIONS

 As described above under "How to Purchase, Exchange and Redeem Shares," the Trust may enter into agreements with certain Shareholder Organizations--firms that provide services, which may include acting as record shareholder, to their Customers who beneficially own Shares. As a consideration for these services, a Fund will pay the Shareholder Organization an administrative serv-ice fee up to the annual rate of .40% of the average daily net asset value of its Shares held by the Shareholder Organization's Customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with Customer orders to pur-chase, exchange or redeem Shares; and providing periodic statements. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's investment. Until further notice, U.S. Trust, U.S. Trust Pacific and the Administrators have voluntarily agreed to waive fees payable by a Fund in an aggregate amount equal to admin-istrative service fees payable by that Fund.

CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase") serves as custodian of the Funds' assets. Communications to the custodian should be directed to Chase, Mutual Funds Service Division, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245. CGFSC, 73 Tremont Street, Boston, Massachusetts 02108, serves as the transfer agent for the Funds, providing transfer agency, dividend disbursement and reg-istrar services. CGFSC is a subsidiary of Chase.

EXPENSES

 The expenses of the Trust include the compensation of its trustees who are not affiliated with the investment managers; governmental fees; interest charges; taxes; fees and expenses of the investment advisers and Administra-tors, of independent auditors, of legal counsel and of any transfer agent, custodian, registrar or dividend disbursing agent of the Trust; insurance pre-miums; and expenses of calculating the net asset value of, and the net income on, Shares of the Funds.

 Expenses of the Trust also include expenses of preparing, printing and mail-ing prospectuses, reports, notices, proxy statements and reports to sharehold-ers and to governmental offices and commissions; expenses of shareholder and trustee meetings; expenses relating to the issuance, registration and qualifi-cation of Shares of each Fund and the preparation, printing and mailing of prospectuses for such purposes; and membership dues in the Investment Company Institute allocable to the Trust.

 Bank Regulatory Matters. The Glass-Steagall Act and applicable banking laws and regulations generally prohibit certain financial institutions such as U.S. Trust from engaging in the business of underwriting securities of open-end in-vestment companies such as the Trust. U.S. Trust and U.S. Trust Pacific be-lieve that the investment advisory services performed by U.S. Trust and U.S. Trust Pacific under the Advisory Agreements with the Trust and the activities performed by U.S. Trust Connecticut as one of the administrators for the

Funds do not constitute underwriting activities and are consistent with the requirements of the Glass-Steagall Act. In addition, U.S. Trust and U.S. Trust Pacific believe that this combination of individually permissible activities is consistent with the Glass-Steagall Act and other Federal or state legal and regulatory precedent. There is presently no controlling precedent regarding the performance of a combination of investment advisory, administrative and/or shareholder servicing activities by banks. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial in-stitutions may be required to register as dealers pursuant to state securities law. Future changes in either Federal statutes or regulations relating to the permissible activities of banks, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent a bank from continuing to perform all or part of its servicing or investment management activities. If a bank were prohibited from so acting, its shareholder customers would be permitted to remain Fund shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Funds might occur and a shareholder serviced by such bank might no longer be able to avail himself of any automatic investment or other services then being provided by such bank. The Trustees of the Trust do not expect that shareholders of the Funds would suffer any adverse financial consequences as a result of these occurrences.

 Certain Relationships and Activities. U.S. Trust, U.S. Trust Pacific and their affiliates may have deposit, loan and other commercial banking relation-ships with the issuers of securities which may be purchased on behalf of the Funds, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. U.S. Trust and U.S. Trust Pacific have informed the Trust that, in making investment deci-sions, they do not obtain or use material inside information in their posses-sion or in the possession of any of their affiliates. In making investment recommendations, U.S. Trust and U.S. Trust Pacific will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Fund is a customer of U.S. Trust or U.S. Trust Pacific, their par-ents or their subsidiaries or affiliates. When dealing with its customers, U.S. Trust, U.S. Trust Pacific, their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such custom-ers are held by any Fund managed by U.S. Trust, U.S. Trust Pacific or any such affiliate.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

 Dividends equal to all or substantially all of each Fund's net investment in-come will be declared and paid as follows: For the Value Equity, Optimum Growth and Balanced Funds, dividends will be declared and paid at least quar-terly; for the International Equity Fund, dividends will be declared and paid at least once a year.

 Long-term capital gains, if any, for each Fund will be distributed once a year, usually in December, if a Fund's profits during that year from the sale of securities held for longer than the applicable period exceed losses during such year from the sale of securities together with any net capital losses carried forward from prior years (to the extent not used to offset short-term capital gains). Net short-term capital gains realized during a Fund's fiscal year will also be distributed during such year. Each Fund's net income for dividend purposes consists of (i) all accrued income, whether taxable or tax-exempt, plus discount earned on the Fund's assets, less (ii) amortization of premium on such assets, accrued expenses directly attributable to the Fund, and the general expenses or the expenses common to more than one Fund (e.g., legal, administrative, accounting, and trustees' fees) prorated to each class of each Fund on the basis of its relative net assets. A Fund's net investment income available for distribution to the holders of Trust Shares will be re-duced by the amount of any other expenses allocated to such class. Dividends and distributions will reduce the net asset value of each of the Funds by the amount of the dividend or distribution.

 Additional distributions will also be made to shareholders to the extent nec-essary to avoid the application of non-deductible Federal excise taxes on cer-tain undistributed income and net capital gains of mutual funds.

 Investors will receive dividends and distributions in additional Shares of the Fund on which the dividend or distribution is paid (or determined on the payable date), unless they have requested in writing (received by CGFSC prior to the payment date) to receive dividends and distributions in cash.

             DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

 The Trust's Trust Instrument permits its Board of Trustees to issue an unlim-ited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each class of each Fund and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in each Fund. The Trust reserves the right to create and issue any number of series or classes; investments in each se-ries participate equally in the earnings, dividends and assets of the particu-lar series only and no other series. Currently, the Trust has eight active se-ries. The active series include: Excelsior Institutional Equity Fund, Excel-sior Institutional Value Equity Fund, Excelsior Institutional Optimum Growth Fund, Excelsior Institutional Balanced Fund, Excelsior Institutional Interna-tional Equity Fund, Excelsior Institutional Income Fund, Excelsior Institu-tional Total Return Bond Fund and Excelsior Institutional Bond Index Fund.

 The shares of the Value Equity, Optimum Growth, Balanced and International Equity Funds are classified into two separate classes of shares representing Trust Shares and Institutional Shares. Trust Shares have different expenses than Institutional Shares which may affect performance. Institutional Shares of these Funds are offered under a separate prospectus.

 Each share (irrespective of class designation) of a Fund represents an inter-est in that Fund that is proportionate with the interest represented by each other share. Shares have no preference, preemptive, conversion or similar rights. Shares when issued are fully paid and nonassessable, except as set forth below. Shareholders are entitled to one vote for each Share held on mat-ters on which they are entitled to vote and will vote in the aggregate and not by class or series, except as otherwise expressly required by law. The Trust is not required to and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of shareholders when in the judgment of the Board of Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders have the right to remove one or more trustees of the Trust at a shareholders meeting by vote of two-thirds of the outstanding shares of the Trust. Shareholders also have the right to remove one or more trustees of the Trust without a meeting by a declaration in writing by a specified number of shareholders. Upon liqui-dation or dissolution of a Fund, shareholders would be entitled to share pro rata in the net assets of such Fund available for distribution to sharehold-ers.

 The Trust is a business trust organized under the laws of the State of Dela-ware. Under Delaware law, shareholders of Delaware business trusts are enti-tled to the same limitation on personal liability extended to shareholders of private for profit corporations organized under the General Corporation Law of the State of Delaware; the courts of other states may not apply Delaware law, however, and shareholders may, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust Instrument contains an ex-press disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of

Fund property for any shareholder held personally liable for the obligations of a Fund solely by reason of his being or having been a shareholder. The Trust Instrument also provides for the maintenance, by or onbehalf of the Trust and each Fund, of appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust and each Fund, their shareholders, Trustees, officers, employees and agents, covering possi-ble tort and other liabilities. Thus, the risk of a shareholder incurring fi-nancial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, inadequate insurance exists and a Fund itself is unable to meet its obligations.

 Shareholders of all series of the Trust will vote together to elect trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series of the Trust could control the outcome of these votes.

 As of July 14, 1997, U.S. Trust and its affiliates held of record substan-tially all of the Trust's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

 For more information regarding the Trustees of the Trust, see "Management of the Trust" in the Statement of Additional Information.

                            PERFORMANCE INFORMATION

 From time to time, in advertisements, reports to shareholders, or other com-munications to shareholders or prospective investors, the performance of the Trust Shares of the Funds may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indi-ces or to rankings prepared by independent services or other financial or in-dustry publications that monitor the performance of mutual funds. Performance information includes the Fund's investment results and/or comparisons of its investment results to various unmanaged indices, or results of other mutual funds or investment or savings vehicles. A Fund's investment results as used in such communications are calculated on a "total rate of return" basis in the manner set forth below.

 The Trust provides period and annualized "total rates of return" and non-standardized total return data for Shares of each Fund. The "total rate of re-turn" refers to the change in the value of an investment in Shares of a Fund over a stated period which reflects any change in net asset value per Share and includes the value of any Shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be annualized. An annualized total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a one-year period, and that all dividends and capital gains distributions are reinvested in Fund Shares.

 The Trust may provide annualized "yield" quotations for Shares of the Bal-anced Fund. The "yield" of a Fund refers to the income generated by an invest-ment in such Fund over a thirty day or one month period. The dates of any such period are identified in all advertisements or communications containing yield quotations. Income is then annualized; that is, the amount of income generated by an investment in Shares of a Fund over a period is assumed to be generated (or remain constant) over one year and is shown as a percentage of the net as-set value on the last day of that year-long period. The Balanced Fund may also advertise the "effective yields", which are calculated similarly but, when annualized, income is assumed to be reinvested, thereby making the effective yields slightly higher because of the compounding effect of the assumed rein-vestment. See "Performance Information" in the Statement of Additional Infor-mation. These methods of calculating "yield" and "total rate of return" are determined by regulations of the SEC.

 Since the yield and total rate of return quotations for a Fund's Shares are based on historical earnings and since such yield and total rates of return fluctuate over time, such quotations should not be considered as an indication or repre-sentation of the future performance of any Fund. Shareholders should remember that performance is generally a function of the kind and quality of the instru-ments held in a Fund, portfolio maturity, operating expenses and market condi-tions. Any fees charged by Shareholder Organizations to Customers that have in-vested in Shares and any fees charged by institutional investors for asset man-agement and related services will not be included in calculations of perfor-mance. From time to time, Fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc.

                                 MISCELLANEOUS

 Shareholders of record will receive unaudited semi-annual reports and annual reports audited by the Funds' independent auditors.

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s)
  and mail (regular or
  overnight) to:

  Excelsior Institutional Trust
  c/o Chase Global Funds
  Services Company
  P.O. Box 2798
  Boston, MA 02208-2798

  Please enclose with the Application(s) your check made payable to the "Ex-celsior Institutional Trust" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase, Exchange and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, there is no minimum amount required for an initial or subsequent investment.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of Shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests of $5,000 or more must be accompanied by signature guarantees. See "How to Purchase, Exchange and Redeem Shares--Redemption Procedures."

SIGNATURES: Please be sure to sign the Application(s).

  If the Shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*
  * A corporate resolution or appropriate certificate may be required.

Taxpayer Identification Number:

  Investors and other entities must provide a tax identification or social se-curity number on the application. Investors who do not supply this information or who have been notified by the Internal Revenue Service that they are sub-ject to backup withholding will be subject to a withholding rate of 31% from all taxable distributions paid to the shareholder.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact your Service Organization.

       [LOGO]               CHASE GLOBAL FUNDS       NEW
     EXCELSIOR              SERVICES COMPANY         ACCOUNT
INSTITUTIONAL TRUST         CLIENT SERVICES          APPLICATION
                            P.O. Box 2798
                            Boston, MA 02208-2798
TRUST SHARES                (800) 909-1989
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ACCOUNT REGISTRATION
--------------------------------------------------------------------------------
[_] Individual   [_] Trust   [_] Other
                                        ------------------------

Note: Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument.

------------------------------   ----------------------------------------------
Name(s) (please print)           Social Security # or Taxpayer Identification #
                                 (   )
------------------------------   ----------------------------------------------
Name                             Telephone #

------------------------------
Address

------------------------------   [_] U.S. Citizen [_] Other (specify)----------
City/State/Zip

-------------------------------------------------------------------------------
FUND SELECTION (MAKE CHECKS PAYABLE TO "EXCELSIOR INSTITUTIONAL TRUST.")
-------------------------------------------------------------------------------

     FUND                                           INITIAL INVESTMENT
     [_] Value Equity Fund -- Trust Shares          $ ___________         226
     [_] Optimum Growth Fund -- Trust Shares        $ ___________         221
     [_] Balanced Fund -- Trust Shares              $ ___________         835
     [_] International Equity Fund -- Trust Shares  $ ___________         836
     [_] Other ___________________                  $ ___________

    NOTE: If investing     A. BY MAIL: Enclosed is a check in the
    by wire, you must      amount of $ _____ payable to "Excelsior
    obtain a Bank Wire     Institutional Trust."
    Control Number. To     B. BY WIRE: A bank wire in the amount
    do so, please call     of $  has been sent to the Fund from
    (800) 909-1989 and
    ask for the Wire          ------------------  ---------------
    Desk. ((017) 337-1755        Name of Bank      Wire Control
    from Overseas)                                    Number


    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional Shares unless appropriate boxes below are checked:
    All dividends are to be      [_] reinvested  [_] paid in cash
    All capital gains are to be  [_] reinvested  [_] paid in cash

  -----------------------------------------------------------------------------
    ACCOUNT PRIVILEGES
  -----------------------------------------------------------------------------

    TELEPHONE EXCHANGE AND        AUTHORITY TO TRANSMIT
    REDEMPTION                    REDEMPTION PROCEEDS TO PRE-
                                  DESIGNATED ACCOUNT.

    [_] I/We appoint CGFSC as     I/We hereby authorize CGFSC to
    my/our agent to act upon      act upon instructions received
    instructions received by      by telephone to withdraw from
    telephone in order to effect  my/our account in the
    the telephone exchange and    Excelsior Institutional Trust
    redemption privileges. I/We   and to wire the amount
    hereby ratify any             withdrawn to the following
    instructions given pursuant   commercial bank account.
    to this authorization and
    agree that Excelsior          Title on Bank Account*_________
    Institutional Trust,          Name of Bank __________________
    Excelsior Funds, Inc.,        Bank A.B.A. Number_____________
    Excelsior Tax-Exempt Funds,   Account Number ________________
    Inc., CGFSC and their         Bank Address __________________
    directors, trustees,          City/State/Zip ________________
    officers and employees will   (attach voided check here)
    not be liable for any loss,
    liability, cost or expense    A corporation, trust or
    for acting upon instructions  partnership must also submit a
    believed to be genuine and    "Corporate Resolution" (or
    in accordance with the        "Certificate of Partnership")
    procedures described in the   indicating the names and
    then current prospectus. To   titles of officers authorized
    the extent that Excelsior     to act on its behalf.
    Institutional Trust,          * TITLE ON BANK AND FUND
    Excelsior Funds, Inc. or      ACCOUNT MUST BE IDENTICAL.
    Excelsior Tax-Exempt Funds,
    Inc. fails to use reasonable
    procedures as a basis for
    their belief, they or their
    service contractors may be
    liable for instructions that
    prove to be fraudulent or
    unauthorized.

    I/We further acknowledge
    that it is my/our
    responsibility to read a
    copy of the Fund's current
    Prospectus.

    [_] I/We do not wish to have
    the ability to exercise
    telephone redemption and
    exchange privileges. I/We
    further understand that all
    exchange and redemption
    requests must be in writing.

    SPECIAL PURCHASE AND
    REDEMPTION PLANS
    I/We have completed and
    attached the Supplemental
    Application for:
    [_] Automatic Investment Plan.
    [_] Systematic Withdrawal Plan.

-----------------------------------------------------------------
  AGREEMENT AND SIGNATURES
-----------------------------------------------------------------
  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/We certify that (1) the number(s) shown on this form is/are the correct taxpayer identification number(s) and (2) I/we are not subject to backup withholding either because I/we have not been notified by the Internal Revenue Service that I/we are subject to backup withholding, or the IRS has notified me/us that I am/we are no longer subject to backup withholding. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] If no taxpayer identification number ("TIN") or SSN has been provided above, I/we have applied, or intend to apply, to the IRS or the Social Security Administration for a TIN or a SSN, and I/we understand that if I/we do not provide this number to CGFSC within 60 days of the date of this application, or if I/we fail to furnish my/our correct SSN or TIN, I/we may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide this number on Form W-9. You may request the form by calling CGFSC at the number listed above).

  I/We represent that I am/we are of legal age and capacity to purchase shares indicated of the Excelsior Institutional Trust. I/We have received, read and carefully reviewed a copy of the Trust's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Trust nor the Distributor is a bank and that Fund Shares are not deposits or obligations of, or guaranteed or endorsed by U.S. Trust, its parent and affiliates, and that the Shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency; and that an investment in the Funds involves investment risks, including possible loss of principal amount invested.

  X ___________________________ Date __________________________
  Owner Signature

  X ___________________________ Date __________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above
  (including legal title if signing for a corporation, trust custodial account, etc.).

-----------------------------------------------------------------
  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
-----------------------------------------------------------------

  We hereby submit this application for the purchase of Shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of the Trust.

  ----------------------------- -------------------------------
  Investment Dealer's Name      Source of Business Code

  ----------------------------- -------------------------------
  Main Office Address           Branch Number

  ----------------------------- -------------------------------
  Representative's Number       Representative's Name

  ----------------------------- -------------------------------
  Branch Address                Telephone

  ----------------------------- -------------------------------
  Investment Dealer's           Title
  Authorized Signature

    [LOGO]         CHASE GLOBAL FUNDS SERVICE COMPANY     SUPPLEMENTAL
  EXCELSIOR        CLIENT SERVICES                        APPLICATION
INSTITUTIONAL      P.O. Box 2798 Boston, MA 02208-2798    SPECIAL INVESTMENT AND
    FUNDS          (800) 909-1989                         WITHDRAWAL OPTIONS

    TRUST SHARES
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.
-----------------------------------------------------------------------------

    Fund Name __________________  Account Number _________________
    Owner Name _________________ Social Security or Taxpayer ID Street Address _____________ Number _________________________
    Resident                      City, State, Zip Code __________
    of  [_] U.S.  [_] Other ____  [_] Check here if this is a
                                  change of address

-----------------------------------------------------------------------------
DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED
UNLESS OTHERWISE INDICATED)
-----------------------------------------------------------------------------

    A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional Shares unless appropriate boxes below are checked:
        All dividends are to be         [_] reinvested  [_] paid in cash
        All capital gains are to be     [_] reinvested  [_] paid in cash

-----------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN [_] YES [_] NO
-----------------------------------------------------------------------------

    I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase Shares in the Fund indicated at the top of this application at the applicable net asset value determined on that day.

    [_] Monthly on the 1st day [_] Monthly on the 15th day [_] Monthly on both the 1st and 15th days

    Amount of each debit (minimum $50 per Fund) $ ________________________

    NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.

-----------------------------------------------------------------------------
EXCELSIOR INSTITUTIONAL TRUST
CLIENT SERVICES                             AUTOMATIC INVESTMENT PLAN
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
BANK AUTHORIZATION
-----------------------------------------------------------------------------

    -------------------- ----------------------- --------------------
    Bank Name            Bank Address             Bank Account Number

    I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund Shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

    ----------------------------  --------------------------------
    Account Holder's Name         Joint Account Holder's Name


    X ________________  _________ X __________________ ___________
        Signature       Date           Signature       Date

--------------------------------------------------------------------------------
  SYSTEMATIC WITHDRAWAL PLAN    [_] YES     [_] NO      NOT AVAILABLE FOR IRA'S
--------------------------------------------------------------------------------

  AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR
  MORE.

  I/We hereby authorize CGFSC to redeem the necessary number of Shares from my/our Excelsior Institutional Trust Account on the designated dates in order to make the following periodic payments:

  [_] Monthly on the 24th day[_] Quarterly on the 24th day of January, April, July and October[_] Other_____________________

  (This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

  Amount of each check ($100 minimum)  $ ______________________

  Please make        Recipient ________________________________
  check payable
  to: (To be         Street Address ___________________________
  completed only
  if redemption      City, State, Zip Code ____________________
  proceeds to be
  paid to other
  than account
  holder of record
  or mailed to
  address other
  than address of
  record)

  NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

-----------------------------------------------------------------
  AGREEMENT AND SIGNATURES
-----------------------------------------------------------------

  The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

  Date ______________________

  X                                X
  -------------------------------  -----------------------------
  Signature                        Signature

  -------------------------------  -----------------------------
  Signature Guarantee*             Signature Guarantee*
  (if applicable)                  (if applicable)

  X                                X
  -------------------------------  -----------------------------
  Signature                        Signature

  -------------------------------  -----------------------------
  Signature Guarantee*             Signature Guarantee*
  (if applicable)                  (if applicable)

  *ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities Transfer Agents Medallion Program.
-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --

ATTACH COPY OF VOIDED CHECK HERE

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
SUMMARY OF EXPENSES........................................................   3
FINANCIAL HIGHLIGHTS.......................................................   5
INVESTMENT OBJECTIVES AND POLICIES.........................................   6
PRICING OF SHARES..........................................................  21
HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES................................  22
INVESTOR PROGRAMS..........................................................  26
TAX MATTERS................................................................  28
MANAGEMENT OF THE TRUST....................................................  29
DIVIDENDS AND CAPITAL GAINS
 DISTRIBUTIONS.............................................................  34
DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES.......................  35
PERFORMANCE INFORMATION....................................................  36
MISCELLANEOUS..............................................................  37
INSTRUCTIONS FOR NEW ACCOUNT
 APPLICATION...............................................................  38

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL IN-FORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTA-TIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EXCELSIOR INSTITU-TIONAL TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY EXCELSIOR INSTITUTIONAL TRUST OR ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

EITTS897
                                    [LOGO]
                                  EXCELSIOR
                             INSTITUTIONAL TRUST

                  EXCELSIOR INSTITUTIONAL OPTIMUM GROWTH FUND

                   EXCELSIOR INSTITUTIONAL VALUE EQUITY FUND

                  EXCELSIOR INSTITUTIONAL OPTIMUM GROWTH FUND

                     EXCELSIOR INSTITUTIONAL BALANCED FUND

               EXCELSIOR INSTITUTIONAL INTERNATIONAL EQUITY FUND


                                   Prospectus
                                 August 1, 1997